                          BARR ROSENBERG SERIES TRUST
          -----------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                    AXA ROSENBERG VALUE MARKET NEUTRAL FUND
                AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
                AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
                       AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

                                                                November 1, 2001

Dear Fellow Shareholder:

     Your managers and co-investors at AXA Rosenberg Mutual Funds are pleased to report that each of the seven funds available during the entire first half of our fiscal year calendar delivered strong relative performance. In addition, our long-short, market neutral products have posted impressive large positive absolute returns. The table below shows the performance of the Institutional Shares of each of our funds as well as their relative indexes for the past three, six and twelve months.

                            RETURNS THROUGH 9/30/01

                                                              LAST 3 MONTHS    LAST 6 MONTHS    LAST YEAR
                                                              -------------   ---------------   ---------
U.S. Small Capitalization Fund..............................     -11.73%           -0.10%         -0.08%
Russell 2000 Index(1).......................................     -20.79%           -9.47%        -21.21%

Enhanced 500 Fund...........................................     -11.90%           -7.66%        -26.73%
S&P 500 Index(2)............................................     -14.68%           -9.68%        -26.62%

International Small Capitalization Fund.....................     -17.15%          -15.88%        -22.53%
CRIexUS(3)..................................................     -14.13%          -14.54%        -22.65%

International Equity Fund...................................     -14.51%          -14.72%        -24.04%
MSCI-EAFE Index(4)..........................................     -13.95%          -14.70%        -28.27%

Market Neutral Funds (5)
Value Market Neutral Fund...................................      25.13%           16.65%         32.76%
Select Sectors Market Neutral Fund..........................      17.02%           15.19%         15.43%
Multi-Strategy Market Neutral Fund..........................      21.90%           18.66%         14.43%
U.S. 90-day Treasury Bills..................................       0.86%            1.93%          4.82%

     The bursting of the "new economy" growth stock bubble during the last year and a half has created a market environment that, while sending world equity markets sharply lower, has been quite favorable for the AXA Rosenberg approach. As a general rule, the stronger the relationship between earnings and stock prices, the better the relative performance of our strategies. When investors focus attention on relative valuations and earnings prospects within an industry, this fits with the way AXA Rosenberg believes stock prices are generally set in developed markets around the globe.

     The difficult environment for the world's equity markets, that was only made worse after the tragic events of September 11, has created a lot of uncertainty in the minds of investors. In an effort to offer some useful guidance to investors amidst this uncertainty, AdvisorIntelligence.com asked leading investment managers, including our Chief Investment Officer, William Ricks, to offer their opinions on the current environment and any changes they are making in response. For us, the changes in the market environment have not caused us to alter our views of the important drivers of equity prices, nor has it diminished our ability to find attractively priced investment opportunities.

     During the past six months, the AXA Rosenberg Mutual Funds have received quite a few positive mentions in the financial press, including, The Wall Street Journal, Investment News, Business Week, The No-Load Fund Investor, The No-Load Fund Analyst, and Money.

     We are pleased to announce that two new funds have been added to our family. In September, we launched the U.S. Discovery Fund, a mid/small cap fund that has the Russell 2500 Index(6) as its benchmark. In July, we launched the European Fund, a large cap European stock fund with the MSCI Europe Index(7) as its benchmark. Both funds employ the same strategies that AXA Rosenberg has successfully used in the past for our institutional separate account clients.

     Finally, in an effort to discourage short-term, market-timing investors, as of September 1, 2001, we instituted a Redemption Fee of 2% that is imposed on investors who redeem within 30 days of purchase. This fee will be paid to the fund and will help defray the trading cost created by these short-term traders for the benefit of our long-term shareholders.

     We are excited about the opportunities being presented to us as investors, and we want to thank you for your continued trust. If you have any questions or wish to know more about our firm or our products, please contact us at 1-800-555-5737, or visit us on the Internet at www.axarosenbergfunds.com.

                                         Sincerely,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         AXA Rosenberg Mutual Funds

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. International investing involves increased risk and volatility.

     Investments in shares of the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund are more volatile and risky than some other forms of investments. Since the Funds have both a long and a short portfolio, an investment in the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

     For more complete information about the AXA Rosenberg Mutual Funds, including management fees, expenses and other ongoing charges, please call 1-800-555-5737 (Institutional Share/Registered Investment Advisors) and 1-800-447-3332 (Investor Shares) for a prospectus. Please read it carefully before investing.
---------------
(1) The Russell 2000 Index is the benchmark for the AXA Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $2.4 billion. Investors cannot invest directly in any Index.

(2) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

(3) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $9.0 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K.

(4) The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI-EAFE) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

(5) Since risks in the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund relate specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Market Neutral Fund, the AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

(6) The Russell 2500 Index is an unmanaged index of approximately 2,500 of the smallest securities in the Russell 3000 Index.

(7) The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large- and medium-capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long- and short-term value and free float).

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                         SINCE        SINCE
                                         FISCAL   LAST 1   LAST 3   LAST 5   LAST 10   INCEPTION    INCEPTION
                                          YTD      YEAR    YEARS    YEARS     YEARS    (1/21/97)    (10/22/96)
                                         ------   ------   ------   ------   -------   ----------   ----------
Institutional Shares (USCIX)...........  -0.10%    -0.08%   9.27%   10.17%    15.46%
Adviser Shares (LIFUX).................  -0.31%    -0.35%   9.02%      --        --       7.87%
Investor Shares (BRSCX)................  -0.32%    -0.34%   9.01%      --        --                    9.60%
Russell 2000 Index(1)..................  -9.47%   -21.21%   5.00%    4.54%    10.01%      3.02%        4.64%

     Stocks declined across the capitalization spectrum in the six months ended September 30, 2001. During the period, the Russell 2000 Index fell 9.47% compared with a drop of 9.68% for the S&P 500 Index(2). Until September, small cap stocks had outperformed large cap stocks, but investors sought out the relative "safety" of large cap names in the period after the tragic events of September 11. Despite the recent swoon in the relative performance of small cap stocks, the Russell 2000 Index is just over 5 percentage points ahead of the S&P 500 Index for the twelve months ending September 30, 2001.

     Small capitalization value stocks have continued to outperform growth stocks. In the six months ended September 30, 2001, the Russell 2000 Value Index(3) fell 3.24% compared with a decrease of 15.06% for the Russell 2000 Growth Index(4). The recent value cycle has now reached nineteen months. In those nineteen months (March 1, 2000 through September 30, 2001) the Russell 2000 Value Index has risen 16% compared with a 54% drop for the Russell 2000 Growth Index. With this shift in fortunes, small cap value stocks have now more than made up the performance gap with small cap growth stocks that developed during the "new economy" bubble period.

     The Fund outperformed the Russell 2000 Index for the six months ended September 30, 2001. The sustained shift of investor focus away from the new economy and growth stock themes toward the relationship between company stock prices and cumulative future earnings provided a market environment that was well suited for the investment philosophy underlying the Fund. In addition, the value rebound during the last six months broadened beyond the industry specific drivers that characterized the initial stages of the cycle in 2000. As a result, the Fund topped the Russell 2000 Value Index during the past six months as well.

     The Fund's outperformance of its benchmark in the six months ending September 30, 2001 was helped solidly by risk exposures, especially the portfolio's value characteristics (higher earnings-to-price ratio and lower beta(5) relative to the Russell 2000 Index). The Fund also benefited from its positive active exposure to relative strength (a measure of price momentum) and its less actively traded holdings relative to the benchmark. The small differences between the industry weightings of the Fund and the Russell 2000 Index hurt relative performance slightly. A 1.6% underweighting in the drug industry and a 1.8% overweighting in oil companies hurt performance the most. Finally, the residual stock selection on performance was solidly positive during the past six months.

     It is important to note that the differences in risk factors and industry exposures between the Fund and its benchmark, the Russell 2000 Index, are modest. In addition, these exposures are the result of the Manager's bottom-up stock selection models and not based on predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from stock selection.

     Total returns for the Institutional Shares represents the historical performance for the Barr Rosenberg Series Trust Small Capitalization Fund which was launched in February 1989 until it was converted to the Barr Rosenberg U.S. Small

Capitalization Series on August 5, 1996. On July 31, 2000, the name of the Fund was changed to the AXA Rosenberg U.S. Small Capitalization Fund, and the Select Shares were renamed the Investor Shares.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Russell 2000 Index is the benchmark for the AXA Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market value up to $2.4 billion. Investors cannot invest directly in any Index.

(2) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

(3) The Russell 2000 Value Index measures the performance of the Russell 2000 Index companies with lower price-to-book ratios and lower forecasted earnings growth values.

(4) The Russell 2000 Growth Index measures the performance of the Russell 2000 Index companies with higher price-to-book ratios and higher forecasted earnings growth values.

(5) Beta is a measure of the market or systematic risk of a security or portfolio of securities. It signals the tendency of a security's (or portfolio of securities) return to respond to swings in the overall market. The higher the beta, the more the security's return will move in response to the overall market return.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS -- 98.4%
            AIRCRAFT -- 0.3%
   23,700   Curtiss-Wright...............  $  1,104,420
   43,100   SIFCO Industries.............       198,260
    3,900   Standex International........        73,515
                                           ------------
                                              1,376,195
                                           ------------
            AIRLINES -- 0.4%
    2,200   Airborne.....................        21,010
    1,600   Aramex International*........        14,240
   96,800   Offshore Logistics*..........     1,857,592
                                           ------------
                                              1,892,842
                                           ------------
            AUTOS -- 0.5%
    8,100   Arctic Cat...................       109,188
   39,700   BorgWarner...................     1,599,910
   38,700   Edelbrock....................       332,820
   18,400   Spartan Motors...............        71,760
                                           ------------
                                              2,113,678
                                           ------------
            BANKING -- 10.1%
   44,020   1st Source...................       946,430
       75   Abigail Adams National
              Bancorp....................         1,035
    4,200   Acadiana Bancshares..........        88,620
   26,600   Ambanc Holding...............       551,950
   22,100   American Business Financial
              Services...................       382,772
   13,700   American Financial
              Holdings...................       336,335
   24,900   ASTA Funding*................       246,657
   57,500   BankUnited Financial*........       843,525
   10,800   Berkshire Bancorp............       294,300
   10,800   BNCCORP*.....................        85,320
    6,940   BostonFed Bancorp............       158,232
    2,005   BWC Financial*...............        35,689
      500   BYL Bancorp*.................         9,080
    2,415   Capital Corp. of the West*...        37,916
    1,200   Carver Bancorp...............        10,680
      770   CB Bancshares................        26,642
    4,800   Coastal Financial............        47,280
   61,700   Colonial BancGroup...........       789,760
    9,600   Commonwealth Bancorp.........       197,952
    1,400   Community West Bancshares*...         9,100
    4,300   Corus Bankshares.............       193,285
   28,200   Cowlitz Bancorporation.......       153,690
    7,800   Credicorp....................        64,740
    5,100   Desert Community Bank........       147,900
   93,300   East West Bancorp............     2,182,287
    2,300   EFC Bancorp..................        28,175
    4,504   Elmira Savings Bank, FSB.....       103,592
   14,400   FFLC Bancorp.................       273,600
    8,300   FFW..........................       105,825
    8,300   Fidelity Bancorp.............       190,900

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            BANKING (CONTINUED)
    9,000   First Bancshares.............  $     99,000
      300   First Banks America*.........         9,195
    2,600   First Bell Bancorp...........        37,960
   27,200   First Citizens BancShares,
              Class A....................     2,262,768
    1,500   First Community Financial....        32,475
    2,700   First Federal Bankshares.....        29,430
    2,000   First Midwest Financial......        27,000
    9,600   First Mutual Bancshares......       133,344
    2,200   First Place Financial........        31,416
    4,000   First Regional Bancorp*......        47,720
    1,000   FIRSTFED AMERICA BANCORP.....        17,400
   17,900   Franklin Bank NA.............       255,970
   15,700   FSF Financial................       251,043
    1,600   GLB Bancorp*.................        15,664
  127,100   Gold Banc Corporation........       990,109
      700   Grand Central Financial......         6,286
    3,600   Hanmi Financial*.............        48,960
      100   Harrodsburg First Financial
              Bancorp....................         1,190
    2,800   Hawthorne Financial*.........        53,760
    1,600   Hemlock Federal Financial....        36,816
   10,500   Hingham Institution for
              Savings....................       249,480
   62,210   Hudson United Bancorp........     1,725,705
    1,900   IBERIABANK...................        54,340
  146,800   Independence Community
              Bank.......................     3,189,964
    8,200   Independence Federal Savings
              Bank.......................        82,000
   28,500   InterCept Group*.............       953,325
    8,250   International Bancshares.....       317,625
    1,900   Intervest Bancshares*........        11,495
   29,600   ITLA Capital*................       599,400
    3,900   Kankakee Bancorp.............        97,500
   17,300   Local Financial*.............       231,301
      100   LSB Financial................         1,455
   11,100   MAF Bancorp..................       318,126
    3,621   Mahaska Investment Co. ......        40,193
    8,533   MASSBANK.....................       317,428
      200   Mayflower Co-operative
              Bank.......................         2,600
    8,800   MB Financial*................       220,000
    8,100   MFB..........................       155,115
      900   Mid-America Bancorp..........        22,590
   10,700   Middleton Doll Company.......        74,686
    2,700   Monterey Bay Bancorp*........        34,425
   25,700   Nara Bancorp.................       470,310
    4,400   New Hampshire Thrift
              Bancshares.................        65,560
   26,400   New York Community Bancorp...       612,744
    9,100   North Valley Bancorp.........       116,935
    2,600   Northeast Indiana Bancorp....        35,360
   19,500   Onyx Acceptance*.............        99,450
    2,200   Parkvale Financial...........        48,290
    7,000   Patriot National Bancorp.....        54,950

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            BANKING (CONTINUED)
   15,800   PFF Bancorp..................  $    434,500
      500   Pointe Financial.............         5,600
       25   PVF Capital..................           274
    4,700   Quad City Holdings*..........        52,170
   33,200   Quaker City Bancorp*.........       995,668
  130,240   Republic Bancorp.............     1,863,734
   64,700   Republic Bancshares*.........     1,097,959
    2,100   Sierra Bancorp...............        14,595
   23,100   South Financial Group........       365,904
    5,500   Southern Financial Bancorp...       126,500
    7,200   Southern Missouri Bancorp....       109,800
    3,150   Southwest Bancorp............        48,195
  158,400   Staten Island Bancorp........     3,904,559
   39,600   Sterling Financial*..........       576,180
   25,200   Student Loan.................     1,776,600
    7,000   Sun Community Bancorp*.......        71,750
    7,600   Team Financial...............        62,624
    3,900   Teche Holding................        74,100
   10,600   TF Financial.................       220,692
    5,700   The Banc Corporation*........        38,475
   27,400   UCBH Holdings................       799,532
  149,100   UICI*........................     2,032,233
   89,320   UMB Financial................     3,706,780
      600   Union Bankshares*............         7,020
      400   UnionBancorp.................         5,400
    2,500   United Financial Holdings....        23,125
    4,800   W Holding Company*...........        67,200
   17,820   Wainwright Bank & Trust......       150,579
    4,900   Washington Banking...........        45,129
   37,000   Washington Federal...........       926,850
    7,300   Wells Financial..............       127,750
   46,600   Westcorp.....................       799,190
   46,600   WFS Financial*...............       827,150
    1,300   Woronoco Bancorp.............        22,360
                                           ------------
                                             44,513,304
                                           ------------
            BUILDING -- 2.3%
   14,500   Beazer Homes USA*............       704,700
      325   Dominion Homes*..............         2,925
      300   Dover Investment, Class A*...         3,795
  387,200   Encompass Services*..........     1,463,616
    4,800   Integrated Electrical
              Services*..................        26,400
    5,000   Layne Christensen*...........        39,250
    1,000   Liberty Homes, Class A.......         4,900
   72,100   M.D.C. Holdings..............     1,998,612
   65,300   Matrix Service*..............       372,210
  107,600   Modtech Holdings*............       839,226
   27,600   Noble International..........       138,000

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            BUILDING (CONTINUED)
   43,300   Ryland Group.................  $  2,064,977
   32,200   Schuler Homes*...............       391,230
   49,700   Skyline......................     1,326,990
   42,600   The Rottlund Company*........       217,260
    4,500   Toll Brothers*...............       133,515
   37,600   Willbros Group*..............       508,352
                                           ------------
                                             10,235,958
                                           ------------
            CHEMICALS -- 2.0%
   46,700   Albemarle....................       882,630
   20,493   American Vanguard............       298,173
   31,700   Bairnco......................       185,445
   11,600   H.B. Fuller..................       531,280
   34,200   International Specialty
              Products*..................       301,986
    4,730   KMG Chemicals................        14,190
    9,800   LESCO........................        95,550
  251,900   Millennium Chemicals.........     2,642,431
   15,600   TETRA Technologies*..........       271,752
   32,500   The Scotts Company, Class
              A*.........................     1,108,250
  108,600   USEC.........................       698,298
  137,700   Wellman......................     1,590,435
                                           ------------
                                              8,620,420
                                           ------------
            CONSTRUCTION MATERIALS --0.6%
   22,600   Ameron International.........     1,456,344
   14,600   Continental Materials*.......       281,780
   31,000   Lancaster Colony.............       868,310
   38,000   Rock of Ages*................       224,200
                                           ------------
                                              2,830,634
                                           ------------
            DEFENSE -- 1.0%
   19,800   Allied Research*.............       307,098
   55,900   Conrad Industries*...........       299,065
    3,800   DRS Technologies*............       132,050
   16,700   EDO..........................       480,125
   28,900   FLIR Systems*................     1,185,767
   60,627   Kaman, Class A...............       802,701
   33,500   Pemco Aviation Group*........       452,585
   81,600   Todd Shipyards*..............       632,400
                                           ------------
                                              4,291,791
                                           ------------
            DRUGS -- 3.4%
   64,900   Cambrex......................     2,176,097
  123,000   Diagnostic Products..........     5,193,060
    8,400   E-Z-EM, Class A*.............        41,580
   64,700   E-Z-EM, Class B*.............       313,795
   25,000   Hi-Tech Pharmacal*...........       208,250
   45,300   Inverness Medical
              Technology*................     1,673,835
   32,572   New Brunswick Scientific*....       133,545

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            DRUGS (CONTINUED)
  262,700   Perrigo*.....................  $  3,979,905
   39,200   Taro Pharmaceutical
              Industries*................     1,378,272
                                           ------------
                                             15,098,339
                                           ------------
            DURABLES -- 0.1%
   35,000   Mackie Designs*..............       175,000
   11,800   Rexhall Industries*..........        54,280
   23,800   Royal Appliance
              Manufacturing*.............       108,290
                                           ------------
                                                337,570
                                           ------------
            ELECTRIC UTILITIES -- 1.3%
   58,200   Central Vermont Public
              Service....................     1,017,918
    2,800   Green Mountain Power.........        46,200
    2,300   Maine Public Service.........        64,055
  144,900   Public Service Co. of New
              Mexico.....................     3,652,929
   20,500   RGS Energy Group.............       793,350
    2,400   Sierra Pacific Resources.....        36,240
    6,700   UIL Holdings.................       319,523
                                           ------------
                                              5,930,215
                                           ------------
            ELECTRONICS -- 11.3%
      700   Allen Organ, Class B.........        21,700
   17,700   American Science &
              Engineering*...............       261,960
    9,900   Analogic.....................       400,950
    4,200   Arrow International..........       156,660
      300   Astro-Med....................         1,080
   35,100   Ault*........................       136,890
   31,700   Bio-Rad Laboratories, Class
              A*.........................     1,489,900
   18,800   BMC Industries...............        38,352
   57,800   Catalyst Semiconductor*......       106,352
   19,700   Checkpoint Systems*..........       215,321
   51,000   Cobra Electronics*...........       280,500
   54,595   Comtech
              Telecommunications*........       804,184
  119,100   CONMED*......................     2,108,070
   27,700   Cooper Companies.............     1,299,130
   65,600   Datascope....................     2,543,968
    3,200   Datum*.......................        35,264
   93,800   Edwards Lifesciences*........     2,101,120
      500   EMS Technologies*............         6,925
    8,800   Espey Mfg. & Electronics.....       167,024
    5,000   Ess Technology*..............        51,100
  101,120   Esterline Technologies*......     1,602,752
   76,900   FEI*.........................     1,672,575
    1,000   Fossil*......................        15,710
    2,900   Giga-tronics*................         6,380
  119,400   Haemonetics*.................     4,132,434
    3,500   Hathaway*....................         9,450
  113,999   IDEXX Laboratories*..........     2,664,157
  168,700   Imation*.....................     3,525,830

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            ELECTRONICS (CONTINUED)
   27,200   Integra LifeSciences
              Holdings*..................  $    751,264
   36,900   Interlogix*..................       892,980
   51,500   Invacare.....................     2,085,750
   29,202   Invivo*......................       334,363
    5,400   Isco*........................        40,068
    5,600   Kensey Nash*.................       107,128
   18,900   Kewaunee Scientific..........       149,121
   16,700   Lakeland Industries*.........       141,950
   38,500   LeCroy*......................       745,745
   33,500   M-WAVE*......................       134,365
    9,800   Medical Action Industries*...       165,620
   10,100   Medstone International*......        39,996
   26,700   Mentor.......................       675,510
      900   Meridian Medical
              Technologies*..............        16,875
      250   Merit Medical Systems*.......         4,750
    2,800   Merrimac Industries*.........        24,360
   45,700   Mine Safety Appliances.......     2,056,500
   59,900   Movado Group.................       928,450
   92,300   MTS Systems..................     1,061,450
   16,900   Napco Security Systems*......        81,120
   13,200   Nortech Systems*.............        52,800
      700   Novametrix Medical System*...         4,585
    1,969   PCD*.........................         5,907
   10,000   Programming & Systems* (b)...             0
  127,200   Respironics*.................     4,523,232
   14,700   SMTEK International*.........        58,800
  100,200   Sola International*..........     1,519,032
   16,500   Spacelabs Medical*...........       201,300
   25,400   Sparton*.....................       170,180
   21,400   Standard Microsystems*.......       200,732
  286,000   STERIS*......................     5,622,759
   28,900   Sypris Solutions*............       287,989
   13,300   Utah Medical Products*.......       136,458
   23,360   Video Display*...............       134,320
    2,200   Young Innovations*...........        42,900
                                           ------------
                                             49,254,097
                                           ------------
            FINANCIAL INVESTMENTS -- 0.4%
   26,900   California First National
              Bancorp....................       302,625
   32,000   Cherokee*....................       275,200
   32,300   HPSC*........................       225,777
    3,400   Inco*........................        42,194
   25,300   International Aircraft
              Investors*.................        88,550
   26,100   Kaiser Ventures..............       318,420
   25,800   Schlotzsky's*................       125,904
      800   Shenandoah
              Telecommunications.........        27,840
   59,600   Willis Lease Finance*........       376,672
                                           ------------
                                              1,783,182
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            FOOD -- 3.0%
   10,600   Andersons....................  $     92,750
  161,900   Corn Products
              International..............     4,651,387
   38,300   Dreyer's Grand Ice Cream.....     1,112,615
    4,600   Farmer Brothers..............     1,012,000
  149,300   Interstate Bakeries..........     3,807,150
   38,400   J & J Snack Foods*...........       720,000
   45,100   John B. Sanfilippo & Son*....       232,265
    5,300   M&F Worldwide*...............        25,175
    1,900   National Beverage*...........        19,000
   19,000   Penford......................       199,500
   34,100   Ralcorp Holdings*............       663,586
    2,800   Sanderson Farms..............        39,872
      470   Seaboard.....................        98,700
   33,600   Suprema Specialties*.........       328,272
                                           ------------
                                             13,002,272
                                           ------------
            HEALTH -- 1.3%
    8,400   AmeriPath*...................       220,584
  110,700   Coventry Health Care*........     2,612,520
   24,300   Curative Health Services*....       219,915
       34   Dynacq International*........           512
    8,800   Horizon Health*..............       116,248
   80,600   LabOne*......................       886,600
    9,700   MEDTOX Scientific*...........       116,109
      400   National Home Health Care*...         3,859
    6,200   Renal Care Group*............       190,774
   37,900   Triad Hospitals*.............     1,341,660
                                           ------------
                                              5,708,781
                                           ------------
            HOUSEHOLD -- 2.6%
   19,700   American Biltrite............       216,503
    3,000   Brass Eagle*.................        16,710
    8,100   Chromcraft Revington*........        66,825
    6,900   Deswell Industries...........       103,500
  112,524   Direct Focus*................     2,239,227
   30,400   Equity Marketing*............       386,080
   14,400   Foamex International*........        88,560
   24,500   GameTech International*......        67,375
   53,700   Genlyte Group*...............     1,557,300
   45,700   Hunt.........................       303,905
   33,650   Johnson Outdoors, Class A*...       217,726
   34,700   K2*..........................       207,506
  117,400   Kimball International, Class
              B..........................     1,544,984
    1,490   Knape & Vogt Manufacturing...        15,943
    5,200   Liqui-Box....................       214,500
    9,800   Mity Enterprises*............        72,030
   10,400   National Presto Industries...       279,760
   92,800   National Service
              Industries.................     1,916,320
    2,900   Raven Industries.............        49,735

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            HOUSEHOLD (CONTINUED)
   71,400   Russ Berrie & Co. ...........  $  1,899,240
      600   Summa Industries*............         5,472
                                           ------------
                                             11,469,201
                                           ------------
            INSURANCE -- 4.9%
   12,100   American Physicians
              Capital*...................       251,317
    2,500   Bancinsurance*...............        12,500
    5,900   Citizens Financial, Class
              A*.........................        50,740
   15,100   Crawford & Co., Class B......       187,995
       91   Delphi Financial Group, Class
              A..........................         3,076
    5,300   FBL Financial Group, Class
              A..........................        88,616
   55,700   Financial Industries.........       724,100
   38,500   Great American Financial
              Resources..................       698,775
    7,810   Independence Holding.........       117,150
   35,900   Interstate National Dealer
              Services*..................       168,371
    8,100   IPC Holdings.................       184,680
   29,900   Kansas City Life Insurance...     1,046,500
   86,600   LandAmerica Financial
              Group......................     2,879,450
   20,700   Midland......................       840,420
   13,300   MIIX Group...................       144,970
  149,500   National Data................     5,382,000
   16,200   National Security Group......       194,400
   13,100   National Western Life
              Insurance, Class A*........     1,324,410
   27,500   National Wireless
              Holdings*..................       330,000
   35,800   Ohio Casualty................       465,042
   79,300   PMA Capital..................     1,427,400
   15,500   RenaissanceRe Holdings.......     1,378,105
   31,500   Scottish Annuity & Life
              Holdings...................       477,225
   27,300   Standard Management*.........       118,755
  121,900   Stewart Information
              Services*..................     2,334,385
    3,100   United Trust Group*..........        15,500
   11,300   W. R. Berkley................       542,400
                                           ------------
                                             21,388,282
                                           ------------
            LIQUOR & TOBACCO -- 0.0%
    3,000   Todhunter International*.....        25,500
                                           ------------
            MACHINERY -- 6.4%
   24,100   Advanced Technical
              Products*..................       438,620
   57,300   Ampco-Pittsburgh.............       550,080
   19,300   Amtech Systems*..............        95,535
    9,200   BHA Group Holdings, Class
              A..........................       138,000
   24,400   Butler Manufacturing.........       529,480
   52,300   Cascade*.....................       486,390
    5,500   Chicago Rivet & Machine......       117,700
    1,300   Drew Industries*.............        11,115
  158,100   Entegris*....................     1,248,990
      100   ESCO Technologies*...........         2,490

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
      900   Evans & Sutherland
              Computer*..................  $      5,535
    2,100   Fansteel*....................         5,880
    7,000   Federal Screw Works..........       247,450
    1,800   Gehl*........................        24,210
    3,300   Gorman-Rupp..................        64,020
    5,850   Graco........................       176,670
   91,210   Griffon*.....................     1,112,762
   25,400   Hardinge.....................       288,290
  157,236   Harsco.......................     4,364,872
   10,600   Interlott Technologies*......        47,700
    1,300   Ionics*......................        28,743
    6,000   Kennametal...................       191,520
    6,700   L.S. Starrett, Class A.......       137,350
  232,700   Lennox International.........     2,164,110
   15,300   Lifetime Hoan................        95,954
  176,100   Lincoln Electric Holdings....     3,877,722
  296,400   McDermott International*.....     2,445,300
   13,000   Mestek*......................       302,250
   23,200   Middleby.....................       119,480
   18,400   Minuteman International......       163,760
   32,800   NACCO Industries, Class A....     1,828,600
    2,800   NATCO Group, Class A*........        21,504
   13,900   P & F Industries*............        91,184
      100   Paul Mueller Co. ............         2,725
    2,488   Q.E.P. Company*..............         9,081
    7,400   Quipp*.......................       116,550
   39,673   Rofin-Sinar Technologies*....       296,357
   29,400   Sauer-Danfoss................       229,908
   12,000   Selas Corporation of
              America....................        45,000
   64,700   Tecumseh Products, Class B...     2,807,980
    5,200   Toro.........................       218,920
  196,700   Tower Automotive*............     1,410,339
   15,500   Twin Disc....................       223,200
   72,500   Ultratech Stepper*...........       867,825
   41,100   Water Pik Technologies*......       328,800
                                           ------------
                                             27,979,951
                                           ------------
            MEDIA -- 2.2%
  106,500   Banta........................     2,968,155
    3,000   Bowne & Co. .................        30,450
       75   Courier......................         1,625
    3,300   Grey Global Group............     1,824,900
   75,500   Media General, Class A.......     3,273,680
   18,700   Outlook Group*...............        92,565
   13,300   Standard Register............       192,850
   92,900   Thomas Nelson................       787,792
   33,700   Wallace Computer Services....       535,830
                                           ------------
                                              9,707,847
                                           ------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            METALS -- 1.9%
   24,300   Belden.......................  $    456,840
      800   Brush Engineered Materials...        11,000
   84,900   Chase Industries*............       753,912
   97,200   General Cable................       957,420
   78,810   Mueller Industries*..........     2,261,847
   16,800   Olin.........................       246,960
   55,300   Quanex.......................     1,277,430
   86,400   Ryerson Tull.................     1,084,320
  105,100   Southern Peru Copper.........       993,195
   46,000   Steel Technologies...........       357,650
    1,600   Wolverine Tube*..............        16,160
                                           ------------
                                              8,416,734
                                           ------------
            MISCELLANEOUS
              FINANCIAL -- 1.3%
  115,200   American Capital
              Strategies.................     3,155,328
    2,100   Gabelli Asset Management,
              Class A*...................        77,364
    3,000   Jefferies Group..............        99,000
   79,000   Raymond James Financial......     2,144,850
   13,635   Stifel Financial.............       143,986
                                           ------------
                                              5,620,528
                                           ------------
            OFFICE MACHINERY -- 0.7%
  143,700   Digi International*..........       750,114
   17,500   Printronix*..................       111,125
  174,000   Storage Technology*..........     2,183,700
                                           ------------
                                              3,044,939
                                           ------------
            OIL -- 2.2%
    3,400   Barnwell Industries..........        63,750
  106,000   Cabot Oil & Gas, Class A.....     2,114,700
  166,700   Energy Partners*.............     1,163,566
   15,700   EXCO Resources*..............       235,500
    4,382   Greka Energy*................        37,466
   45,246   Houston Exploration*.........     1,122,101
   11,300   Hugoton Royalty Trust........       112,435
    2,300   Isramco*.....................         8,142
    1,500   Marine Petroleum Trust.......        39,735
    6,700   Maynard Oil*.................       147,065
   67,700   Patina Oil & Gas.............     1,557,100
   32,900   Penn Virginia................       926,135
   56,400   PetroCorp*...................       501,960
    7,600   PrimeEnergy*.................        54,948
   16,200   Prize Energy*................       282,690
   42,400   Tom Brown*...................       886,160
   32,400   Vintage Petroleum............       513,540
    9,700   Westmoreland Coal*...........       123,093
                                           ------------
                                              9,890,086
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            OIL DISTRIBUTION -- 1.2%
    6,100   Adams Resources & Energy.....  $     42,395
   42,400   Castle Energy................       220,480
   11,800   Frontier Oil.................       202,370
   79,400   Holly........................     1,435,552
  110,800   ONEOK........................     1,834,848
   22,600   Plains Resources*............       587,600
   41,000   Quaker Chemical..............       744,150
                                           ------------
                                              5,067,395
                                           ------------
            OIL SERVICES -- 0.8%
    9,100   Infinity*....................        82,355
   39,800   Oceaneering International*...       643,566
   21,500   Patterson-UTI Energy*........       265,740
   15,900   Petroleum Development*.......        77,433
   25,900   Resource America, Class A....       231,546
   15,700   Seitel*......................       157,785
   80,300   Veritas DGC*.................       895,345
   69,900   W-H Energy Services*.........       982,794
                                           ------------
                                              3,336,564
                                           ------------
            OTHER UTILITIES -- 0.1%
  112,000   IT Group*....................       492,800
      550   Sevenson Environmental
              Services...................         7,150
                                           ------------
                                                499,950
                                           ------------
            PAPER -- 0.6%
   12,300   Baltek*......................        95,325
    6,800   Carmel Container Systems*....        33,320
   12,500   DSG International*...........        54,375
   25,700   Greif Brothers, Class A......       589,044
   30,700   Nashua*......................       167,315
  115,100   P.H. Glatfelter..............     1,762,181
    8,700   Rock-Tenn, Class A...........        95,700
                                           ------------
                                              2,797,260
                                           ------------
            REAL ESTATE ASSETS -- 8.6%
   57,700   America First Mortgage
              Investments................       510,645
   65,500   Amli Residential Properties
              Trust......................     1,545,800
   43,400   AMREP*.......................       175,770
   16,400   Annaly Mortgage Management...       236,980
      100   Anthracite Capital...........         1,040
   43,800   Apex Mortgage Capital........       455,520
  136,500   Brandywine Realty Trust......     2,911,545
   65,800   Cabot Industrial Trust.......     1,348,900
      500   Capital Automotive...........         8,810
   11,400   Captec Net Lease Realty......       137,370
  108,600   CBL & Associates
              Properties.................     2,959,350
   64,400   Center Trust.................       248,584

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE ASSETS
              (CONTINUED)
   42,200   Cornerstone Realty Income
              Trust......................  $    451,540
    4,700   Corporate Office Properties
              Trust......................        51,230
   13,000   DeWolfe Companies............       115,700
   23,000   FBR Asset Investment.........       531,300
   68,700   FelCor Lodging Trust.........       924,015
  137,400   Glenborough Realty Trust.....     2,547,396
  163,200   Healthcare Realty Trust......     4,161,599
   91,100   Highwoods Properties.........     2,254,725
  150,400   Innkeepers USA Trust.........     1,353,600
  120,000   Insignia Financial Group*....     1,248,000
   14,400   J.W. Mays*...................       138,960
    1,400   LNR Property.................        41,930
  114,700   Macerich.....................     2,534,870
    4,500   Mego Financial*..............        18,675
   55,800   Newmark Homes................       607,104
    3,400   Novastar Financial...........        35,360
    8,300   NZ*..........................        58,349
  136,601   Prentiss Properties Trust....     3,756,528
   10,400   Presidential Realty, Class
              B..........................        69,160
   33,710   Prime Group Realty Trust.....       402,835
   13,600   RAIT Investment Trust........       216,920
    8,900   Ramco-Gershenson Properties
              Trust......................       146,138
    7,600   Rightchoice Managed Care*....       380,380
   10,600   Roberts Realty Investors.....        89,994
   28,200   SL Green Realty..............       888,864
  128,500   Taubman Centers..............     1,606,250
    1,100   Transcontinental Realty
              Investors*.................        14,575
   64,680   Vector Group.................     2,764,423
                                           ------------
                                             37,950,734
                                           ------------
            RETAIL/WHOLESALE -- 7.8%
    2,250   Aceto........................        21,832
    4,500   Action Performance
              Companies*.................        81,945
   20,185   All American
              Semiconductor*.............        46,829
   16,400   Allou Health & Beauty, Class
              A*.........................        52,480
    2,610   AMCON Distributing...........        11,536
    4,200   Arden Group, Class A*........       187,488
   19,500   Aviall*......................       119,925
   10,000   Blair........................       145,500
   48,300   Brookstone*..................       516,810
  120,100   Burlington Coat Factory
              Warehouse..................     1,693,410
   29,100   Cato, Class A................       435,336
  105,900   Central Garden & Pet Co.*....       878,970
  352,900   Charming Shoppes*............     1,732,739
   96,900   Chico's FAS*.................     2,281,995
       35   Crown Group*.................           137
   30,300   D & K Healthcare Resources...     1,451,370

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            RETAIL/WHOLESALE (CONTINUED)
   64,100   Dress Barn*..................  $  1,429,430
   15,400   Finish Line, Class A*........       167,090
   17,100   Finlay Enterprises*..........       123,120
    7,600   Foodarama Supermarkets*......       313,500
   74,700   Footstar*....................     2,584,620
   21,950   Fresh Brands.................       334,738
   11,800   Friedman's, Class A..........        83,308
   16,200   Gottschalks*.................        38,880
   25,700   GTSI*........................       182,470
   24,200   Hancock Fabrics..............       198,440
  130,200   Handleman*...................     1,822,800
   38,500   Hastings Entertainment*......       243,320
   69,200   Hot Topic*...................     1,736,920
    5,900   Hughes Supply................       131,570
   59,400   Huttig Building Products*....       305,910
    2,200   IIC Industries*..............        28,050
   12,200   International Multifoods.....       233,020
    2,200   Lazare Kaplan
              International*.............         8,734
   11,600   Lillian Vernon...............        91,640
  128,300   Longs Drug Stores............     3,489,759
    2,500   McRae Industries, Class A....        12,750
   18,400   Noland.......................       417,680
    1,200   Park-Ohio Holdings*..........         3,660
   41,000   Performance Food Group*......     1,169,730
   18,200   Pomeroy Computer
              Resources*.................       219,310
   58,400   Ruddick......................       893,520
    6,000   Rush Enterprises*............        32,940
    7,100   S&K Famous Brands*...........        64,255
    4,200   Schnitzer Steel Industries...        45,906
   64,750   SCP Pool*....................     1,382,413
    3,800   Sonic Automotive*............        51,680
   86,700   Spartan Stores*..............     1,057,740
  106,900   Spiegel, Class A.............       753,645
   29,500   Sport Chalet*................       228,920
    5,400   Stewart & Stevenson
              Services...................       130,032
   22,200   Swiss Army Brands*...........       137,862
   42,700   Tractor Supply*..............       810,873
  132,500   Trans World Entertainment*...     1,024,225
    3,400   United Retail Group*.........        21,488
   20,200   Village Supermarket, Class
              A*.........................       358,550
    7,300   Wickes*......................        22,776
   93,300   Zale*........................     2,470,584
                                           ------------
                                             34,516,160
                                           ------------
            SERVICES -- 10.1%
  116,700   Activision*..................     3,176,574
  207,800   American Management
              Systems*...................     2,495,678
   48,500   Angelica.....................       460,750

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            SERVICES (CONTINUED)
   44,300   Arena Pharmaceuticals*.......  $    487,300
   37,800   Borland Software*............       306,180
   64,500   BTG*.........................       796,575
    2,112   CareCentric*.................         3,590
   13,600   Childtime Learning
              Centers*...................       112,200
   48,200   Cornell Companies*...........       855,550
   22,800   Covance*.....................       408,348
    4,700   Crestline Capital*...........       132,775
   39,900   Dynamics Research*...........       577,752
    1,300   Ecology and Environment,
              Class A....................         9,750
  209,700   eFunds*......................     3,491,505
   54,100   Elite Information Group*.....       290,452
   25,200   Exponent*....................       274,680
   54,000   Franklin Covey*..............       170,100
   34,222   Group 1 Software*............       341,193
   77,300   GTECH Holdings*..............     2,669,942
   74,800   Healthcare Services Group*...       605,880
  102,800   Information Resources*.......       652,780
    1,200   Intrado*.....................        30,792
   19,400   ITT Educational Services*....       620,800
   39,200   JDA Software Group*..........       515,088
   72,900   Kelly Services, Class A......     1,472,580
   64,700   Kendle International*........     1,277,178
   13,500   Key3Media Group*.............        53,460
  150,600   Kforce*......................       757,518
    8,300   Magellan Health Services*....        95,201
    3,600   Manatron*....................        11,700
   35,200   Mapics*......................       197,824
    2,800   Mentor Graphics*.............        38,584
   10,472   Michael Baker*...............       128,387
    6,000   Midway Games*................        72,660
    6,000   MIH*.........................        47,100
    7,700   Monro Muffler Brake*.........        90,860
   85,500   NCO Group*...................     1,169,640
    5,100   NextHealth*..................        20,400
   26,100   Opinion Research*............       138,330
   95,200   Paradigm Geophysical*........       378,896
   98,000   PAREXEL International*.......     1,111,320
   13,200   PEC Solutions*...............       224,928
  181,700   Pittston Brink's Group.......     3,288,770
    3,800   Progress Software*...........        53,162
    6,500   ProQuest*....................       213,850
   36,000   Quality Systems*.............       376,200
   15,000   Software Spectrum*...........       163,650
   63,100   SS&C Technologies*...........       359,039
  131,200   Stewart Enterprises, Class
              A*.........................       760,960
    6,500   Sunrise Assisted Living*.....       167,895
  107,700   Sykes Enterprises*...........       600,966

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            SERVICES (CONTINUED)
  120,000   Sylvan Learning Systems*.....  $  2,748,000
   10,000   SYNAVANT*....................        30,000
   85,400   Systems & Computer
              Technology*................       768,600
   85,600   Take-Two Interactive
              Software*..................       605,192
   22,000   Thomas Group*................        71,500
   43,700   THQ*.........................     1,885,655
   63,400   Tier Technologies, Class
              B*.........................       760,800
    5,050   Trio-Tech International*.....        16,160
   64,900   Tripos*......................     1,116,929
   31,500   TSR*.........................       155,925
  470,400   US Oncology*.................     3,504,480
   17,500   Volt Information Sciences*...       209,650
                                           ------------
                                             44,630,183
                                           ------------
            SOAPS & COSMETICS -- 0.2%
   39,200   Cascade International* (b)...             0
   29,200   CPAC.........................       175,200
    1,900   Del Laboratories*............        27,360
   12,750   Inter Parfums*...............       101,490
   16,600   NCH..........................       650,554
                                           ------------
                                                954,604
                                           ------------
            TELEPHONE -- 0.5%
    7,900   Atlantic Tele-Network........       105,465
    7,500   Hector Communications*.......       107,250
   87,094   Metro One
              Telecommunications*........     2,020,581
                                           ------------
                                              2,233,296
                                           ------------
            TEXTILES -- 1.2%
   81,800   Albany International, Class
              A*.........................     1,223,728
    7,100   Deckers Outdoor*.............        28,329
   20,400   G-III Apparel Group*.........       130,560
   26,200   Garan........................       913,070
      800   Haggar.......................         9,040
    7,700   Hampshire Group*.............        63,525
   18,400   Jos. A. Bank Clothiers*......        87,400
   28,700   Kellwood.....................       530,950
   12,400   Oxford Industries............       271,560
   20,972   Quaker Fabric*...............       153,096
  114,900   Russell......................     1,577,577
   18,800   Skechers U.S.A., Class A*....       219,584
   38,300   Stride Rite..................       239,375
    3,100   Superior Uniform Group.......        27,435
                                           ------------
                                              5,475,229
                                           ------------
            TRANSPORTATION -- 3.2%
   53,900   Alexander & Baldwin..........     1,261,799
    7,100   Ambassadors International....       118,570

 SHARES                                       VALUE
---------                                  ------------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION (CONTINUED)
   16,100   C2*..........................  $     98,532
   33,300   Hub Group, Class A*..........       352,980
    3,200   Kirby*.......................        72,000
   72,400   Knightsbridge Tankers........     1,267,724
   35,600   Landstar System*.............     2,278,400
    3,350   Marten Transport*............        47,738
    3,300   Motor Cargo Industries*......        31,977
   63,300   Navigant International*......       508,932
   47,300   Nordic American Tanker
              Shipping...................       709,027
   13,100   Old Dominion Freight Line*...       156,938
   23,700   Overseas Shipholding Group...       521,400
   61,100   Roadway Express..............     1,471,899
   57,200   SEACOR SMIT*.................     2,042,040
   44,500   Statia Terminals Group NV....       555,360
  124,400   Yellow*......................     2,530,296
                                           ------------
                                             14,025,612
                                           ------------
            TRAVEL/ENTERTAINMENT -- 3.9%
   81,800   AMERCO*......................     1,487,124
    6,600   Ark Restaurants*.............        47,137
  156,400   Aztar*.......................     2,045,712
   17,700   Bob Evans Farms..............       320,016
  131,100   CBRL Group...................     2,880,267
   55,500   Dave & Buster's*.............       328,560
   73,600   Dollar Thrifty Automotive
              Group*.....................       732,320
    4,800   Frisch's Restaurants.........        66,480
   29,900   Garden Fresh Restaurant*.....       203,021
   77,800   Lakes Gaming*................       431,790
  100,300   Landry's Seafood
              Restaurants................     1,484,440
   43,100   Lone Star Steakhouse &
              Saloon.....................       465,480
   68,850   Movie Gallery*...............     1,427,261
   36,300   Panera Bread, Class A*.......     1,270,137
  182,500   Prime Hospitality*...........     1,606,000
  106,100   Ryan's Family Steak
              Houses*....................     1,816,432
    9,900   Ryder System.................       197,901
   19,700   Sonesta International Hotels,
              Class A....................       128,050
   17,100   Sun International Hotels*....       309,510
                                           ------------
                                             17,247,638
                                           ------------
            TOTAL COMMON STOCKS..........   433,266,971
                                           ------------
            RIGHTS -- 0.0%
            BUILDING -- 0.0%
    4,200   Miller Building Systems*
              (b)........................             0
                                           ------------
            TOTAL RIGHTS.................             0
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE
                                           ------------
            REPURCHASE AGREEMENTS -- 1.5%
            State Street Bank, dated
              9/28/01, due 10/1/01 at
              2.00% with a maturity value
              of $6,488,081
              (Collateralized by Federal
              National Mortgage
              Association)...............  $  6,487,000
                                           ------------
            TOTAL REPURCHASE
              AGREEMENTS.................     6,487,000
                                           ------------
            TOTAL INVESTMENTS (COST
              $415,953,095) (A) --
              99.9%......................   439,753,971
                                           ------------
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 0.1%........       652,681
                                           ------------
            NET ASSETS -- 100.0%.........  $440,406,652
                                           ============

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

    Unrealized appreciation..............  $ 65,725,017
    Unrealized depreciation..............   (41,924,141)
                                           ------------
    Net unrealized appreciation..........  $ 23,800,876
                                           ============

(b) Bankrupt security/delisted; fair-valued by Management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                     SINCE         SINCE
                                           FISCAL    LAST 1    LAST 3    LAST 5    INCEPTION     INCEPTION
                                            YTD       YEAR     YEARS     YEARS     (9/23/96)     (10/29/96)
                                           ------    ------    ------    ------    ----------    ----------
Institutional Shares (ICSIX).............  -15.88%   -22.53%    3.96%    -1.31%      -1.26%
Investor Shares (RISIX)..................  -15.95%   -22.77%    3.60%       --                      1.67%
CRIexUS(1)...............................  -14.54%   -22.65%   -1.28%    -5.13%      -5.12%        -5.21%

     Stock markets rebounded strongly in April on the hope of a recovery of the U.S. economy in the second half of the year. The rally quickly faded in the months after. As the world was stunned by the horrific terrorist attack in the U.S., global equity markets took a free-fall in September. For the six-month period ending September 30, 2001, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS), lost 14.54%. The Salomon Smith Barney World ex U.S. Extended Markets Index, another notable benchmark for international mid/small stocks, was down 12.84%.

     Although rebounding with the U.S. stock market in April, the European markets continued to drift lower for the rest of the first half. Economic data released in Europe and U.S. during the same period indicated a weakening global economy. The news on the corporate earnings front wasn't encouraging either as the global economy was on the edge of a recession. Following the tragic event on September 11, the markets fell sharply lower. As investors worried that the terrorist attack and the possible U.S. military action may delay the anticipated recovery of the U.S. economy, the markets touched a new low for the year in September. Among the major economic groups, airline, automobile and consumer durables were among the hardest-hit sectors. For the first half of the fiscal year, European large stocks lost 16.01%.

     In Japan, economic data released during the six-month period reflected significant worsening. With a record high unemployment rate of 5.0% and falling industrial production and consumer spending, Japan's economy continued to move down the deflationary spiral. Although the government focused its attention on the proposed budgets and economic restructuring, especially in its banking system, these actions would likely exacerbate deflationary pressures and unemployment, at least in the short to medium term. The stock markets continued to fall after a short rally in April, and the Nikkei Index(2) posted 17-year lows in September. During the first half of the fiscal year, small stocks outperformed large stocks during the last quarter. Over the same period, small stocks lost 4.11% while large stocks dropped more than 18%.

     Elsewhere in Asia, most markets fell after a short-lived yet strong rally in April. As the slowing global economy has had a huge impact on the export-dependent economies in Asia, gross domestic product in Hong Kong and Singapore shrank as exports fell in two consecutive quarters. Although the Australian economy has been relatively insulated from a wide global economic slowdown in the first half of the year, the stock market wasn't spared in the sell-off seen in the other major global equity markets after September 11. For the six months as a whole, small stocks in the Pacific ex Japan region lost 10%.

     In Canada, the economy continued to show weakness. The hope of benefiting from a possible recovery of the U.S. economy in the second half of the year quickly vaporized following the September 11 terrorist attack. The stock markets plunged more than 12.61% over the six-month period.

     The U.S. dollar weakened during the first half of the fiscal year. The Japanese yen appreciated almost 5% against the dollar. Other major currencies also strengthened against the U.S. dollar over the same period.

     For the six-month period ending September 30, the Fund underperformed its benchmark, the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. The underperformance concentrated in September and was mostly from Europe. The underperformance in September was due to risk management, which offset some strong stock selection during the month. The Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries. Since inception, the Fund's performance has also exceeded that of the benchmark.

     The Manager follows a systematic and disciplined approach to international investing. As of September 30, 2001, the portfolio holdings were diversified over 21 countries and over 450 companies. The top 10 holdings accounted for about 14% of the total portfolio. Approximately 68% of the holdings were invested in Europe. Banks and credit institutions, together with retail and wholesale companies, represented about 15% of the portfolio. The median market capitalization of the holdings was approximately $438 million.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $9.0 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(2) The Nikkei Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS -- 89.8%
            AUSTRALIA -- 2.6%
            Building -- 0.2%
    2,200   Downer EDI....................  $       662
   17,800   Leighton Holdings.............       83,451
                                            -----------
                                                 84,113
                                            -----------
            Chemicals -- 0.1%
   10,000   James Hardie Industries.......       22,454
                                            -----------
            Construction Materials -- 0.4%
   21,700   Iluka Resources...............       35,875
  104,300   Origin Energy.................      155,961
                                            -----------
                                                191,836
                                            -----------
            Electronics -- 0.1%
  111,900   Pacific Dunlop................       39,761
                                            -----------
            Food -- 0.3%
  130,100   Goodman Fielder...............       86,676
   30,000   Ridley Corporation............       13,177
                                            -----------
                                                 99,853
                                            -----------
            Health -- 0.3%
   32,300   Mayne Nickless................      112,697
                                            -----------
            Media -- 0.1%
   15,000   APN News & Media..............       26,649
   16,000   Prime Television..............       14,213
    4,500   Ten Network Holdings..........        3,709
                                            -----------
                                                 44,571
                                            -----------
            Metals -- 0.1%
   73,600   Ticor.........................       34,506
                                            -----------
            Oil -- 0.1%
    8,200   Henry Walker Eltin Group......        3,925
    4,600   Novus Petroleum*..............        4,200
   43,900   Orogen Minerals...............       18,632
                                            -----------
                                                 26,757
                                            -----------
            Oil Distribution -- 0.0%
   34,900   Caltex Australia..............       16,362
                                            -----------
            Real Estate Assets -- 0.3%
  120,000   Lihir Gold*...................       67,511
  114,100   Normandy Mining...............       76,017
   40,400   Normandy Mt. Leyshon..........        7,377
                                            -----------
                                                150,905
                                            -----------
            Retail/Wholesale -- 0.2%
   15,100   Atkins Carlyle................       20,120
   26,900   G.U.D. Holdings...............       20,577
   68,700   Metcash Trading...............       42,719
                                            -----------
                                                 83,416
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            AUSTRALIA (CONTINUED)
            Transportation -- 0.2%
   23,400   Hills Motorway Group..........  $    62,936
                                            -----------
            Travel/Entertainment -- 0.2%
   23,500   Jupiters......................       46,041
   29,600   Village Roadshow..............       20,305
                                            -----------
                                                 66,346
                                            -----------
                                              1,036,513
                                            -----------
            BELGIUM -- 0.4%
            Building -- 0.4%
      760   Compagnie Francois
              d'Entreprises (CFE).........      146,042
                                            -----------
            CANADA -- 4.2%
            Autos -- 0.1%
      900   Wescast Industries, Class A...       25,000
                                            -----------
            Banking -- 0.2%
    4,900   Laurentian Bank of Canada.....       89,860
                                            -----------
            Chemicals -- 0.4%
    4,500   Agrium........................       43,442
   19,000   Methanex*.....................       92,251
    1,900   Nova Chemicals................       30,971
                                            -----------
                                                166,664
                                            -----------
            Construction Materials -- 0.2%
    9,500   Aber Diamond*.................       86,117
                                            -----------
            Electric Utilities -- 0.1%
    1,400   ATCO, Class I.................       40,191
                                            -----------
            Electronics -- 0.4%
    1,500   ATS Automation Tooling
              Systems*....................       14,120
    4,500   Dorel Industries, Class B*....       90,672
    7,100   Zarlink Semiconductor*........       56,855
                                            -----------
                                                161,647
                                            -----------
            Insurance -- 0.2%
      700   E-L Financial.................       93,055
                                            -----------
            Liquor & Tobacco -- 0.2%
    3,500   Rothmans......................       59,976
                                            -----------
            Machinery -- 0.0%
    1,800   Tesco*........................       10,084
                                            -----------
            Media -- 0.3%
   11,100   Alliance Atlantis
              Communications, Class B*....      108,772
      800   G.T.C. Transcontinental Group,
              Class A.....................       11,395
                                            -----------
                                                120,167
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            CANADA (CONTINUED)
            Metals -- 0.1%
      700   Cameco........................  $    15,952
    1,500   IPSCO.........................       18,516
                                            -----------
                                                 34,468
                                            -----------
            Miscellaneous Financial --0.1%
    1,000   Fahnestock Viner Holdings,
              Class A.....................       25,055
                                            -----------
            Oil -- 0.4%
    5,100   Canadian Hunter
              Exploration*................      117,191
    2,000   Canadian Natural Resources....       49,072
    2,000   Hurricane Hydrocarbons, Class
              A*..........................       10,040
                                            -----------
                                                176,303
                                            -----------
            Other Utilities -- 0.0%
        1   Philip Services*..............            2
                                            -----------
            Paper -- 0.4%
    9,700   Cascades......................       48,509
    4,300   Domtar........................       31,330
    4,700   Nexfor........................       20,678
   10,200   Norske Skog Canada............       37,644
    1,100   Tembec*.......................        7,033
                                            -----------
                                                145,194
                                            -----------
            Real Estate Assets -- 0.2%
    1,200   Brookfield Properties.........       22,075
    2,900   Franco Nevada Mining..........       42,315
    1,000   Placer Dome...................       12,945
                                            -----------
                                                 77,335
                                            -----------
            Retail/Wholesale -- 0.2%
   10,000   Canfor........................       57,162
    4,000   Hudson's Bay..................       38,969
                                            -----------
                                                 96,131
                                            -----------
            Services -- 0.4%
    2,000   BCE Emergis*..................       36,906
    6,000   Hummingbird*..................       99,132
    1,700   Linamar.......................       14,819
      100   SNC Group.....................        1,472
                                            -----------
                                                152,329
                                            -----------
            Telephone -- 0.3%
      535   Aliant........................       10,489
    4,100   Manitoba Telecom Services.....       92,267
                                            -----------
                                                102,756
                                            -----------
                                              1,662,334
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            CHINA -- 0.3%
            Banking -- 0.1%
  125,000   Citic Ka Wah Bank.............  $    31,092
                                            -----------
            Electric Utilities -- 0.1%
  270,000   China Travel International
              Investment Hong Kong........       40,156
                                            -----------
            Real Estate Assets -- 0.0%
   45,000   Continental Mariner
              Investment..................        4,154
                                            -----------
            Services -- 0.1%
  174,000   Shenzhen Expressway Company,
              Class H.....................       31,679
                                            -----------
            Transportation -- 0.0%
   92,000   Jiangsu Expressway Company,
              Class H.....................       16,986
                                            -----------
                                                124,067
                                            -----------
            DENMARK -- 3.0%
            Banking -- 1.4%
   10,600   Sydbank.......................      556,939
                                            -----------
            Drugs -- 1.2%
   21,800   Novozymes, Class B............      483,258
                                            -----------
            Food -- 0.4%
    6,900   Aarhus Oliefabrik, Class A....      163,099
                                            -----------
                                              1,203,296
                                            -----------
            FINLAND -- 3.7%
            Drugs -- 0.9%
  108,600   Tamro.........................      341,217
                                            -----------
            Electric Utilities -- 1.2%
  108,700   Fortum........................      480,124
                                            -----------
            Machinery -- 0.9%
    1,900   Kone, Class B.................      126,316
   26,400   Partek........................      220,713
                                            -----------
                                                347,029
                                            -----------
            Miscellaneous Financial --0.1%
    3,000   Pohjola Group Insurance, Class
              B...........................       48,905
                                            -----------
            Paper -- 0.6%
   52,700   Metsa Serla, Class B..........      239,493
                                            -----------
            Real Estate Assets -- 0.0%
    2,800   Kiinteistosijoitus Oyj
              Citycon.....................        2,423
                                            -----------
                                              1,459,191
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            FRANCE -- 8.2%
            Banking -- 1.2%
      110   Caisse Regionale de Credit
              Agricole Mutuel
              d'Ille-et-Villaine..........  $     6,952
    6,301   Natexis Banques Populaires....      526,213
                                            -----------
                                                533,165
                                            -----------
            Chemicals -- 1.0%
    5,184   Dynaction.....................      103,865
   43,838   Rhodia........................      279,467
                                            -----------
                                                383,332
                                            -----------
            Construction Materials -- 0.7%
    6,975   Ciments Francais..............      259,743
                                            -----------
            Defense -- 0.4%
    2,776   Societe Industrielle
              D'Aviations Latecoere.......      171,914
                                            -----------
            Financial Investments -- 0.7%
    3,387   Societe Fonciere, Financiere
              Et De Participations........      273,757
                                            -----------
            Food -- 1.3%
    3,400   Beghin-Say*...................      116,023
    3,400   Cereol*.......................       71,218
    3,400   Cerestar*.....................       88,248
    3,400   Provimi*......................       37,157
      588   Sucriere de Pithiviers Le
              Vieil.......................      195,457
                                            -----------
                                                508,103
                                            -----------
            Machinery -- 0.2%
    1,732   Crometal......................       78,079
                                            -----------
            Metals -- 1.0%
    9,200   Vallourec.....................      400,495
                                            -----------
            Paper -- 1.3%
       35   Exacompta Clairefontaine......        2,773
   11,000   La Rochette...................       63,613
   30,405   Worms et Compagnie............      436,676
                                            -----------
                                                503,062
                                            -----------
            Real Estate Assets -- 0.2%
      758   Immobanque....................       78,006
                                            -----------
            Telephone -- 0.1%
      807   Radiall.......................       35,498
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            FRANCE (CONTINUED)
            Travel/Entertainment -- 0.1%
      395   Compagnie des Alpes...........  $    16,188
      265   Societe des Bains de Mer et du
              Cercle des Etrangers a
              Monaco......................       42,210
                                            -----------
                                                 58,398
                                            -----------
                                              3,283,552
                                            -----------
            GERMANY -- 7.1%
            Banking -- 0.5%
   11,640   Wuestenrot &
              Wuerttembergische...........      206,714
                                            -----------
            Computer -- 0.7%
   54,017   TA Triumph-Adler..............      285,325
                                            -----------
            Electric Utilities -- 0.9%
   31,490   Bewag Aktiengesellschaft,
              Class A.....................      367,083
                                            -----------
            Electronics -- 1.2%
    6,160   Fresenius.....................      493,792
                                            -----------
            Household -- 0.2%
    7,429   Villeroy & Boch...............       60,891
                                            -----------
            Insurance -- 1.0%
   11,815   DBV-Winterthur Holding........      403,503
                                            -----------
            Machinery -- 0.2%
   44,000   Kloeckner Humboldt Deutz......       82,146
                                            -----------
            Media -- 0.4%
   10,630   Schlott Sebaldus..............      160,703
                                            -----------
            Retail/Wholesale -- 1.4%
   35,340   Baywa.........................      177,015
   37,280   Continental...................      364,978
                                            -----------
                                                541,993
                                            -----------
            Textiles -- 0.6%
    7,873   Adolf Ahlers..................       75,286
    8,000   Escada........................      145,714
      336   KAP Beteiligungs*.............        3,978
                                            -----------
                                                224,978
                                            -----------
                                              2,827,128
                                            -----------
            HONG KONG -- 2.7%
            Banking -- 0.6%
  134,000   International Bank of Asia....       32,815
   56,000   Liu Chong Hing Bank...........       46,670
   30,000   Wing Hang Bank................       93,853
   24,000   Wing Lung Bank................       81,237
                                            -----------
                                                254,575
                                            -----------
            Electronics -- 0.0%
   36,000   Wong's International
              Holdings....................       12,462
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
            Financial Investments -- 0.1%
   52,000   Henderson China Holdings......  $    19,501
   84,000   Peregrine Investment Holdings*
              (b).........................            0
   36,000   Shell Electric Manufacturing
              Company.....................        3,046
   12,000   Wing On Co. International.....        3,846
                                            -----------
                                                 26,393
                                            -----------
            Food -- 0.3%
   10,000   Chaoda Modern Agriculture
              (Holdings)*.................        2,628
   40,900   Euro-Asia Agricultural
              (Holdings) Company*.........        7,132
   45,000   Lam Soon Hong Kong*...........        8,654
  676,000   Tingyi (Cayman Islands)
              Holding.....................       93,607
                                            -----------
                                                112,021
                                            -----------
            Liquor & Tobacco -- 0.0%
   36,000   San Miguel Brewery Hong
              Kong........................        8,954
                                            -----------
            Machinery -- 0.1%
   24,000   ASM Pacific Technology........       27,848
                                            -----------
            Real Estate Assets -- 1.0%
  127,000   Chinese Estates Holdings*.....        9,770
   28,000   Great Eagle Holdings..........       28,899
   90,000   Hopewell Holdings.............       40,099
   42,000   Hysan Development Company.....       36,079
  116,000   Kerry Properties..............       96,674
   20,000   Liu Chong Hing Investment.....       10,129
  310,000   New Asia Realty & Trust.......       71,544
  138,000   New World China Land*.........       41,137
  165,000   Realty Development............       37,656
   32,000   Shui On Construction &
              Materials...................       18,668
                                            -----------
                                                390,655
                                            -----------
            Retail/Wholesale -- 0.0%
    8,000   YGM Trading...................        4,026
                                            -----------
            Telephone -- 0.2%
  214,000   i-Cable Communications*.......       93,289
                                            -----------
            Textiles -- 0.1%
   50,000   High Fashion International....        9,295
  132,000   Tungtex (Holdings) Company....       19,124
   76,000   USI Holdings*.................        7,308
                                            -----------
                                                 35,727
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            HONG KONG (CONTINUED)
            Transportation -- 0.2%
    9,000   China Motor Bus...............  $    68,658
    4,000   Kowloon Motor Bus Holdings....       13,360
   46,000   Orient Overseas
              International...............       16,956
                                            -----------
                                                 98,974
                                            -----------
            Travel/Entertainment -- 0.1%
  260,000   Golden Harvest
              Entertainment*..............       21,668
                                            -----------
                                              1,086,592
                                            -----------
            ITALY -- 6.6%
            Banking -- 1.0%
   99,000   Banca Popolare di Milano
              Scrl........................      392,199
                                            -----------
            Construction Materials -- 1.6%
   25,000   Buzzi Unicem..................      162,562
   70,800   Italcementi...................      484,878
                                            -----------
                                                647,440
                                            -----------
            Durables -- 0.3%
   37,800   Merloni Elettrodomestici......      128,749
                                            -----------
            Electronics -- 0.1%
    3,230   Ericsson......................       58,832
                                            -----------
            Household -- 0.0%
      500   Saiag.........................        1,635
                                            -----------
            Machinery -- 0.3%
   42,500   Danieli & Co. ................      116,503
                                            -----------
            Media -- 0.5%
  511,000   Cofide........................      185,219
                                            -----------
            Metals -- 1.1%
  180,658   GIM...........................      138,203
   98,000   Pirelli & C...................      198,135
  229,000   SMI...........................      103,860
                                            -----------
                                                440,198
                                            -----------
            Paper -- 1.0%
   78,000   Ist Finanziaria Di
              Partecipazioni..............      393,538
                                            -----------
            Services -- 0.2%
   99,267   Locazione Attrezzature........       71,238
                                            -----------
            Textiles -- 0.5%
   44,216   Vincenzo Zucchi...............      194,495
                                            -----------
            Travel/Entertainment -- 0.0%
   13,333   Cremonini.....................       17,279
                                            -----------
                                              2,647,325
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN -- 16.7%
            Airlines -- 0.0%
      600   Japan Air System Co.*.........  $    18,131
                                            -----------
            Autos -- 0.8%
   13,000   Ahresty.......................       28,372
   10,000   Aichi Machine Industry Co. ...       14,690
    1,000   Chuo Malleable Iron Co. ......        2,157
   15,000   Kanto Auto Works..............       83,858
    2,000   Nihon Plast Co. ..............        3,811
    2,000   Nippon Seiki..................        6,715
    6,000   Nissan Shatai.................        7,656
   32,000   ShinMaywa Industries*.........       53,723
    1,000   Sumitomo Wiring Systems.......        6,464
   26,000   U-Shin........................       79,443
    4,000   Yachiyo Industry Co. .........       14,002
    5,000   Yasunaga......................       13,850
                                            -----------
                                                314,741
                                            -----------
            Banking -- 0.7%
   28,000   First Credit*.................       40,896
   11,200   Shinki Co. ...................       87,528
   18,000   The Keiyo Bank................       45,782
    5,000   The Kiyo Bank.................       11,458
   15,000   The Tochigi Bank..............       87,132
    4,000   The Tokushima Bank............       23,336
                                            -----------
                                                296,132
                                            -----------
            Building -- 1.2%
    4,000   C-Cube........................        9,032
    5,000   Chudenko......................       77,436
    9,000   Footwork Construction.........       10,199
    9,000   Fukuda........................       23,420
   26,000   Maeda.........................      128,768
   21,000   Maeda Road Construction.......       87,258
    9,000   Misawa Homes..................       23,646
    4,000   Nippon Hodo...................       19,172
   12,000   Sanyo Engineering &
              Construction................       31,025
    2,000   Space Co. ....................        6,447
    7,000   Tetra.........................       12,281
   11,000   Tohuku Telecommunications
              Construction Co. ...........       21,237
    6,000   UEKI..........................        9,217
                                            -----------
                                                459,138
                                            -----------
            Chemicals -- 0.6%
   39,000   Kureha Chemical Industry
              Co. ........................      114,253
    2,000   Manac.........................        6,346
    3,000   Nippon Pigment Company........        4,659

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Chemicals (continued)
   20,000   Nippon Sanso..................  $    51,876
   17,000   Sakai Chemical Industry
              Co. ........................       49,375
                                            -----------
                                                226,509
                                            -----------
            Construction Materials -- 0.3%
    6,000   Ishizuka Glass Co. ...........        9,166
    6,000   Japan Steel Tower Co. ........       10,879
   20,000   Komai Tekko...................       41,971
   17,000   Okabe.........................       42,668
    1,000   Sankyo Rikagaku...............        5,591
    2,000   Takada Kiko...................        6,950
    3,000   Takahashi Curtain Wall........        7,933
    3,000   Takigami Steel Construction
              Co. ........................        9,015
                                            -----------
                                                134,173
                                            -----------
            Defense -- 0.0%
   10,000   Namura Shipbuilding Co. ......       12,591
                                            -----------
            Drugs -- 1.2%
   14,000   Fujirebio.....................      117,050
   27,000   Nikken Chemicals..............       69,806
    5,000   Nippon Chemiphar Co.*.........       11,458
   17,000   Nippon Shinyaku Co. ..........       92,470
    2,000   Rohto Pharmaceutical Co. .....       16,856
    5,000   Seikagaku.....................       33,996
    3,500   Torii Pharmaceutical Co. .....       58,319
   15,000   Tsumura & Co.*................       67,363
                                            -----------
                                                467,318
                                            -----------
            Electric Utilities -- 0.1%
    2,000   Okinawa Electric Power........       36,263
                                            -----------
            Electronics -- 1.4%
    2,000   Asti..........................        7,739
    4,000   Excel.........................       25,183
   21,000   FDK*..........................       59,406
    6,000   Foster Electric...............       18,383
   30,000   Furuno Electric*..............       70,511
   21,000   Hitachi Kokusai Electric......       89,902
    1,000   Honda Tsushin Kogyo Co. ......        3,836
    4,000   Iriso Electronics.............        7,555
   13,200   Komatsu Electronic Metals*....       44,875
    4,000   Kuramoto Seisakusho...........       22,161
   13,000   New Japan Radio Co. ..........       49,433
   17,000   Nihon Inter Electronics.......       24,259
    5,000   Shindengen Electric
              Manufacturing...............       15,739
   15,000   Toko..........................       41,551
   40,000   Toshiba TEC...................      103,416
                                            -----------
                                                583,949
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Financial Investments -- 0.6%
   11,000   Central Leasing...............  $    86,334
    3,000   Diamond Lease.................       29,967
    9,000   Kyosei Rentemu................       43,138
   16,000   Tokyo Leasing.................       80,584
                                            -----------
                                                240,023
                                            -----------
            Food -- 0.9%
       14   Coca-Cola Central Japan
              Co.*........................       92,593
   28,000   Itoham Foods..................       94,015
    9,000   Kinki Coca-Cola Bottling
              Co. ........................       74,263
   30,000   Nichiro.......................       45,329
    6,000   Nichiwa Sangyo................       10,980
   19,000   Tokatsu Foods.................       40,829
                                            -----------
                                                358,009
                                            -----------
            Household -- 0.1%
   16,000   Mizuno........................       51,037
                                            -----------
            Insurance -- 0.5%
    8,000   The Dai-Tokyo Fire & Marine
              Insurance Co. ..............       26,660
   46,000   The Fuji Fire & Marine
              Insurance Co. ..............       80,702
   34,000   The Nisshin Fire & Marine
              Insurance Co. ..............       75,061
                                            -----------
                                                182,423
                                            -----------
            Machinery -- 0.8%
    1,000   Aichi Electric Co. ...........        2,132
    2,000   Aida Engineering..............        6,228
    7,000   Amada Machinics Co. ..........       14,925
    3,000   Fuji Seiko....................        5,540
   24,000   Furukawa Co. .................       26,391
    3,000   Hitachi Construction Machinery
              Co. ........................        8,411
   17,000   Hitachi Koki Co. .............       48,090
   11,000   Kawata Manufacturing Co. .....       26,777
    8,000   Koken.........................       64,803
    3,000   Nihon Kaiheiki Ind. Co. ......        9,821
    1,000   Nippon Thompson Co. ..........        4,600
    1,300   Nitto Electric Works..........        9,712
    5,000   Shinkawa......................       63,166
    4,000   Shinko Kogyo Co. .............        5,439
    1,000   Takaoka Electric Mfg. Co. ....          856
      600   Zuiko.........................        3,782
                                            -----------
                                                300,673
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Media -- 0.3%
    1,000   Asahi Broadcasting............  $    50,365
    8,000   RKB Mainichi Broadcasting.....       38,278
    2,000   Sanko Sangyo..................       12,977
                                            -----------
                                                101,620
                                            -----------
            Metals -- 0.1%
   10,000   Ryobi*........................       10,996
    9,000   Toyokuni Electric Cable.......       33,921
    2,000   Yodogawa Steel Works..........        4,080
                                            -----------
                                                 48,997
                                            -----------
            Miscellaneous Financial --0.3%
   21,000   Marusan Securities Co. .......       70,335
   22,000   Tsubasa Securities Co. .......       53,740
                                            -----------
                                                124,075
                                            -----------
            Office Machinery -- 0.5%
   14,000   Brother Industries............       39,369
    7,000   Chinon Industries*............        7,639
   23,000   General Co. ..................       55,989
    2,000   Glory.........................       37,102
   10,000   Nippon Typewriter Co. ........       27,701
      100   Noritsu Koki Co. .............        1,283
    4,000   Richo Elemex..................       15,445
                                            -----------
                                                184,528
                                            -----------
            Oil -- 0.2%
   17,000   Kanto Natural Gas Development
              Co. ........................       82,481
                                            -----------
            Oil Distribution -- 0.4%
   17,280   Nippon Mitsubishi Oil Co. ....       77,893
    9,000   San-Ai Oil Co. ...............       23,949
   12,000   Yushiro Chemical Industry
              Co. ........................       54,999
                                            -----------
                                                156,841
                                            -----------
            Other Utilities -- 0.0%
    7,000   Otaki Gas Co. ................       17,628
                                            -----------
            Paper -- 0.4%
   16,000   Chuetsu Pulp & Paper..........       28,742
    9,000   Daio Paper....................       73,055
   42,000   Mitsubishi Paper Mills........       66,986
                                            -----------
                                                168,783
                                            -----------
            Real Estate Assets -- 0.8%
    4,000   Aoki Marine Co. ..............        8,931
   35,000   Azel..........................       38,487
    3,000   Hanshin Electric Railway
              Co. ........................        7,706
    5,000   Hosoda........................       12,843
   12,000   Musasino Kogyo Co.*...........       28,104

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Real Estate Assets (continued)
   30,000   Nice..........................  $    60,438
   23,000   Recruit Cosmos Co. ...........       63,712
    1,000   Showa Aircraft Industry
              Co.*........................        2,224
   48,000   Tokyo Tatemono Co. ...........       92,672
                                            -----------
                                                315,117
                                            -----------
            Retail/Wholesale -- 1.9%
    3,000   Atol..........................       13,347
   11,000   Charle........................       60,942
    8,000   Daiwa.........................       11,550
    1,000   Denkodo.......................        4,155
   18,000   Denkyosha.....................       58,172
    1,100   Deodeo........................        5,217
    3,300   Eco's Co. ....................       15,235
    8,000   Eiden.........................       34,450
    9,000   Gigas Kansai..................       39,814
    3,500   Himaraya......................        9,695
   45,000   Joshin Denki..................       63,082
   23,000   Laox..........................       51,742
   10,000   Lilycolor Co.*................        9,318
   25,000   Matsuyadenki..................       31,059
   10,000   Matsuzakaya Co. ..............       26,022
    5,000   Nagahori......................       10,073
    2,000   Nagano Tokyu Department
              Store*......................        6,464
    4,000   Nagase & Company..............       16,385
    5,800   Rio Chain Co. ................       23,564
    9,000   Ryoyo Electro.................       86,729
   16,000   Sekido........................       37,203
    1,000   Somar.........................        2,040
    2,000   The Maruetsu..................        5,137
      400   Three F Co. ..................        3,019
   37,000   Tokyu Store Chain Co. ........       97,834
    4,000   Traveler......................       17,964
   26,000   Uehara Sei Shoji..............       57,836
                                            -----------
                                                798,048
                                            -----------
            Services -- 1.0%
    8,000   Creo Co. .....................       33,241
    2,000   Daishinto.....................        4,197
    3,000   Diamond Computer Service......       18,811
   13,000   Eikoh.........................       54,235
   11,000   Horiuchi Color................       47,091
    5,000   Intec*........................       38,403
    7,000   Japan Process Development.....       41,132
    8,000   Nippon Dentsu.................       18,803
    1,000   Shingakukai...................        2,753
      500   Shuei Yobiko Co. .............        3,450

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            JAPAN (CONTINUED)
            Services (continued)
    3,000   Sumisho Electronics...........  $    20,650
   23,000   Tsuzuki Denki*................       57,727
   18,000   Uchida Yoko Co. ..............       61,496
    1,600   Wesco.........................        3,237
                                            -----------
                                                405,226
                                            -----------
            Soaps & Cosmetics -- 0.2%
    9,000   Avon Products.................       16,243
    2,000   Ivy Cosmetics.................        7,723
   18,000   Sunstar.......................       46,084
                                            -----------
                                                 70,050
                                            -----------
            Telephone -- 0.0%
       11   Okinawa Cellular Telephone....       12,096
                                            -----------
            Textiles -- 0.0%
    5,000   Fujix.........................       18,048
                                            -----------
            Transportation -- 0.5%
      200   Alps Transportation Systems...          823
    2,000   Kanda.........................        4,499
    3,000   Kawanishsi Warehouse Co. .....       16,495
    7,000   Nippon Konpo Unyu Soko Co. ...       51,297
   26,000   Seino Transportation Co. .....      115,672
                                            -----------
                                                188,786
                                            -----------
            Travel/Entertainment -- 0.9%
   13,000   Adores*.......................       19,097
    2,400   Daiichi kosho.................       49,156
    5,000   Horipro.......................       27,281
   43,000   Kinki Nippon Tourist Co.*.....       86,989
    1,000   Marche........................        8,604
    4,000   Mefos.........................       32,569
   15,000   Taikan Co. ...................       38,781
   31,000   Tokyo Dome*...................       82,750
                                            -----------
                                                345,227
                                            -----------
                                              6,718,661
                                            -----------
            MALAYSIA -- 0.0%
            Durables -- 0.0%
      840   Silverstone* (b)..............            0
                                            -----------
            Travel/Entertainment -- 0.0%
   24,000   Rekapacific* (b)..............            0
                                            -----------
            NETHERLANDS -- 4.4%
            Building -- 0.5%
   16,410   Hollandsche Beton Groep.......      205,491
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            NETHERLANDS (CONTINUED)
            Household -- 0.0%
    2,751   EVC International*............  $     1,253
      298   Samas Groep...................        3,365
                                            -----------
                                                  4,618
                                            -----------
            Media -- 1.8%
    3,400   Roto Smeets de Boer...........       75,088
   88,240   Wegener.......................      614,765
                                            -----------
                                                689,853
                                            -----------
            Office Machinery -- 1.1%
   30,350   Oce...........................      215,593
   25,187   Stork.........................      219,059
                                            -----------
                                                434,652
                                            -----------
            Real Estate Assets -- 1.0%
   18,920   Corio*........................      416,983
                                            -----------
                                              1,751,597
                                            -----------
            NEW ZEALAND -- 0.3%
            Chemicals -- 0.1%
   21,018   Nufarm........................       25,931
                                            -----------
            Electric Utilities -- 0.1%
   56,900   Contact Energy................       78,699
                                            -----------
            Retail/Wholesale -- 0.1%
   25,900   Hallenstein Glasson
              Holdings....................       27,077
                                            -----------
                                                131,707
                                            -----------
            NORWAY -- 1.0%
            Banking -- 1.0%
   14,600   Gjensidige NOR Sparebank......      386,829
                                            -----------
            SINGAPORE -- 1.6%
            Banking -- 0.3%
   33,660   Hong Leong Singapore
              Finance.....................       25,536
    8,000   Industrial & Commercial
              Bank........................       19,385
   26,000   Overseas Union Trust..........       48,281
   22,000   Target Realty.................        3,674
                                            -----------
                                                 96,876
                                            -----------
            Electronics -- 0.2%
   14,000   Elec & Eltek International
              Company.....................       34,860
   51,000   Sunright......................        6,930
   29,000   WBL...........................       27,911
                                            -----------
                                                 69,701
                                            -----------
            Oil Services -- 0.1%
   56,000   Keppel FELS Energy &
              Infrastructure..............       48,824
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SINGAPORE (CONTINUED)
            Paper -- 0.2%
   30,000   Times Publishing..............  $    61,143
                                            -----------
            Real Estate Assets -- 0.8%
    5,000   Fraser & Neave................       20,381
   49,000   Keppel........................       79,338
  158,000   Lum Chang Holdings............       21,915
   58,000   MCL Land......................       23,970
   98,000   Orchard Parade Holdings*......       18,032
   35,000   Singapore Land................       67,767
   53,333   United Engineers..............       31,100
   88,000   United Industrial.............       34,625
                                            -----------
                                                297,128
                                            -----------
            Retail/Wholesale -- 0.0%
   56,000   Hour Glass....................       14,267
    5,000   Wearnes International.........        1,104
                                            -----------
                                                 15,371
                                            -----------
            Telephone -- 0.0%
   54,000   Intraco.......................       19,872
                                            -----------
            Transportation -- 0.0%
   50,000   Comfort Group.................       16,418
                                            -----------
            Travel/Entertainment -- 0.0%
  200,000   Hai Sun Hup Group.............       18,683
                                            -----------
                                                644,016
                                            -----------
            SPAIN -- 5.7%
            Building -- 2.1%
   22,630   Fomento de Construcciones y
              Contratas...................      438,982
   81,750   Obrascon Huarte Lain..........      400,546
                                            -----------
                                                839,528
                                            -----------
            Insurance -- 1.0%
   67,800   Corporacion Mapfre, Compania
              Internacional de
              Reaseguros..................      400,734
                                            -----------
            Metals -- 0.5%
   25,080   Aceralia Corporacion
              Siderurgica.................      209,906
                                            -----------
            Oil Distribution -- 0.2%
    8,020   Compania Espanola de
              Petroleos...................       80,270
                                            -----------
            Retail/Wholesale -- 0.4%
  436,920   Ercros*.......................      143,247
                                            -----------
            Services -- 0.8%
   61,300   Terra Networks*...............      318,212
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SPAIN (CONTINUED)
            Telephone -- 0.7%
   11,129   ACS, Actividades de
              Construccion y Servicios....  $   267,471
                                            -----------
                                              2,259,368
                                            -----------
            SWEDEN -- 3.0%
            Airlines -- 0.1%
    9,600   SAS*..........................       49,494
                                            -----------
            Paper -- 1.6%
   24,100   AssiDoman.....................      586,241
    7,425   Esselte, Class B..............       27,493
      340   Industriforvaltnings AB
              Kinnevik, Class B...........        4,303
                                            -----------
                                                618,037
                                            -----------
            Retail/Wholesale -- 0.5%
   38,590   Bilia, Class A ...............      189,913
                                            -----------
            Services -- 0.8%
   52,300   Intentia International, Class
              B*..........................      181,395
  133,700   International Business
              Systems.....................      125,329
   10,700   Skanditek
              Industriforvaltning.........       16,048
                                            -----------
                                                322,772
                                            -----------
            Telephone -- 0.0%
      175   Transcom WorldWide, Class
              A*..........................          138
      325   Transcom WorldWide, Class
              B*..........................          289
                                            -----------
                                                    427
                                            -----------
                                              1,180,643
                                            -----------
            SWITZERLAND -- 4.6%
            Electric Utilities -- 0.2%
       77   Centralschweizerische
              Kraftwerke..................       83,358
                                            -----------
            Electronics -- 2.6%
   20,760   Ascom Holding.................      321,059
       95   Daetwyler Holding.............      122,826
    1,195   Sulzer........................      178,897
    3,470   Sulzer Medica.................      186,753
    2,830   Unaxis Holding................      206,580
                                            -----------
                                              1,016,115
                                            -----------
            Insurance -- 0.8%
    2,280   Helvetia Patria Holding.......      332,157
                                            -----------
            Machinery -- 0.4%
    2,400   Saurer*.......................       46,025
    2,680   Zellweger Luwa*...............      116,052
                                            -----------
                                                162,077
                                            -----------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            SWITZERLAND (CONTINUED)
            Retail/Wholesale -- 0.2%
       70   Schweizerhallia Holding*......  $    84,441
                                            -----------
            Services -- 0.4%
    2,998   Carlo Gavazzi Holding.........      170,623
                                            -----------
                                              1,848,771
                                            -----------
            UNITED KINGDOM -- 13.7%
            Autos -- 0.4%
  132,000   Henlys Group..................      154,231
                                            -----------
            Building -- 0.1%
    7,000   George Wimpey.................       18,287
   10,000   Henry Boot....................       34,538
                                            -----------
                                                 52,825
                                            -----------
            Electronics -- 0.5%
  288,000   Senior........................      152,167
   25,000   TT electronics................       44,642
                                            -----------
                                                196,809
                                            -----------
            Food -- 0.4%
  397,000   Express Dairies...............      160,455
                                            -----------
            Insurance -- 1.0%
   21,000   Cox Insurance Holdings........       33,487
  133,000   John Mowlem & Co. ............      375,303
                                            -----------
                                                408,790
                                            -----------
            Machinery -- 2.0%
  218,000   Delta.........................      325,201
  304,000   Fenner........................      390,941
   91,000   Renold........................       92,283
                                            -----------
                                                808,425
                                            -----------
            Media -- 1.3%
  100,000   Trinity Mirror................      511,455
                                            -----------
            Oil -- 0.9%
  272,000   UK Coal.......................      358,784
                                            -----------
            Oil Services -- 1.1%
   50,000   Ramco Energy*.................      213,842
  139,000   SOCO International*...........      237,996
                                            -----------
                                                451,838
                                            -----------
            Other Utilities -- 0.5%
   15,000   Bristol Water Holdings........      214,944
                                            -----------
            Retail/Wholesale -- 0.1%
   10,000   Sanderson Bramall Motor
              Group.......................       26,822
                                            -----------
            Services -- 2.1%
   89,000   Computacenter.................      256,375
  241,480   Merant*.......................      236,011

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   ------------
            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
            Services (continued)
   67,559   Reed Executive................  $    99,788
   71,706   Savills.......................      151,757
  113,000   Synstar*......................       72,243
                                            -----------
                                                816,174
                                            -----------
            Soaps & Cosmetics -- 0.3%
   20,400   Body Shop International.......       25,035
  200,000   McBride.......................       89,652
                                            -----------
                                                114,687
                                            -----------
            Textiles -- 0.4%
   91,000   Alexon Group..................      157,148
                                            -----------
            Transportation -- 0.8%
   63,496   Grampian Holdings.............       67,657
  236,000   Stagecoach Holdings...........      235,858
                                            -----------
                                                303,515
                                            -----------
            Travel/Entertainment -- 1.8%
  288,000   ALPHA Airports Group..........      198,939
   72,881   Wolverhampton & Dudley
              Breweries...................      517,892
                                            -----------
                                                716,831
                                            -----------
                                              5,453,733
                                            -----------
            TOTAL COMMON STOCKS...........   35,851,365
                                            -----------
            PREFERRED STOCKS -- 0.1%
            CANADA -- 0.1%
            Construction Materials -- 0.1%
    1,400   Lafarge Canada................       46,501
                                            -----------
            TOTAL PREFERRED STOCKS........       46,501
                                            -----------
            WARRANTS -- FOREIGN SECURITIES -- 0.0%
            SINGAPORE -- 0.0%
            Building -- 0.0%
    6,300   IPCO International @ 1.30,
              12/17/02....................          221
                                            -----------
            TOTAL WARRANTS -- FOREIGN
              SECURITIES..................          221
                                            -----------

                                              VALUE
                                           ------------
            REPURCHASE AGREEMENTS -- 7.0%
            State Street Bank, dated
              9/28/01, due 10/1/01 at
              1.50% with a maturity value
              of $2,790,349
              (Collateralized by Federal
              National Mortgage
              Association)...............  $  2,790,000
                                           ------------
            TOTAL REPURCHASE
              AGREEMENTS.................     2,790,000
                                           ------------
            TOTAL INVESTMENTS (COST
              $48,182,990) (A) --
              96.9%......................    38,688,087
                                           ------------
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 3.1%........     1,228,260
                                           ------------
            NET ASSETS -- 100.0%.........  $ 39,916,347
                                           ============

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

    Unrealized appreciation..............  $  1,223,309
    Unrealized depreciation..............   (10,718,212)
                                           ------------
    Net unrealized depreciation..........  $ (9,494,903)
                                           ============

(b) Bankrupt security/delisted; fair-valued by Management.

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                       DELIVERY   CONTRACT AMOUNT     UNREALIZED
                         DATE     (LOCAL CURRENCY)   DEPRECIATION
                       --------   ----------------   ------------
Sold British Pounds
  in exchange for
  Euros 637,247......  10/3/01        400,000          $(7,531)

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                      SINCE         SINCE
                                                      FISCAL    LAST 1    LAST 3    INCEPTION     INCEPTION
                                                       YTD       YEAR     YEARS     (12/16/97)    (12/18/97)
                                                      ------    ------    ------    ----------    ----------
Institutional Shares (BMNIX)........................  16.65%    32.76%     1.68%       1.89%
Investor Shares (BRMIX).............................  16.54%    32.45%     1.34%                     1.54%
U.S. 90-day Treasury Bills..........................   1.93%     4.82%     4.97%       5.06%         5.05%

     Stocks declined across the capitalization spectrum in the six months ended September 30, 2001. During the period, the Russell 2500 Index(1) fell 7.69% compared with a drop of 9.68% for the S&P 500 Index(2). Mid and small cap value stocks outpaced growth stocks by quite a large margin, especially in the third quarter of 2001.

     Even before the horrifying events of September 11, investors appeared to be searching for quality within equities. Throughout the second and third quarters, companies continued to drop their near-term earnings estimates and push back their predictions for a more meaningful, longer-term recovery. In the weeks after the terrorist attacks, investors choosing to stay in equities reallocated funds toward stocks with proven earnings records that were likely to provide "safe haven" in a time of great economic and political uncertainty.

     Over the trailing six months, the AXA Rosenberg Value Market Neutral Fund benefited enormously from investors' focus on earnings and profitability. The Fund has net value characteristics (positive exposure to Book/Price, Earnings/ Price, and Yield) and was thus boosted by the strong value environment. The Fund's Beta(3) is slightly negative on average, a characteristic that proved invaluable during the extreme market downturn in September. Low industry exposures worked to reign in risk and preserve active return over the period; the Fund was only marginally affected by the post-attack aftershocks felt in the airlines, insurance, and entertainment industries.

     The style and industry exposures of the Fund are a natural outcome of the Manager's stock selection process. The Fund exhibits a net cumulative earnings yield advantage meaning that the long positions are likely to generate more earnings per dollar of cost than the short positions, according to the Manager's proprietary investment models. The Manager routinely verifies that the long positions did, in fact, earn more than the short positions. It is this earnings characteristic that the Manager believes will be rewarded over time.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Value Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Value Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Value Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $885 million; the median market capitalization was approximately $541 million. The largest company in the Index had an approximate market capitalization of $3.8 billion. Investors cannot invest directly in any Index.

(2) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

(3) Beta is a measure of the market or systematic risk of a security or portfolio of securities. It signals the tendency of a security's (or portfolio of securities) return to respond to swings in the overall market. The higher the beta, the more the security's return will move in response to the overall market return.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS -- 83.8%
         AIRCRAFT -- 0.5%
 1,500   Curtiss-Wright...................  $    69,900
 9,700   Goodrich.........................      188,956
   100   Sequa, Class A*..................        4,524
 4,500   SIFCO Industries.................       20,700
 5,100   Standex International............       96,135
                                            -----------
                                                380,215
                                            -----------
         AIRLINES -- 0.2%
 7,000   Mesa Air Group*..................       22,820
 6,400   Offshore Logistics*..............      122,816
                                            -----------
                                                145,636
                                            -----------
         AUTOS -- 1.6%
 8,800   BorgWarner.......................      354,640
14,300   Cummins..........................      471,900
34,900   Visteon..........................      444,975
                                            -----------
                                              1,271,515
                                            -----------
         BANKING -- 2.9%
 2,600   Ambanc Holding...................       53,950
 1,900   American Business Financial
           Services.......................       32,908
   700   ASTA Funding*....................        6,934
 1,900   Berkshire Bancorp................       51,775
   500   Central Bancorp..................       11,100
 4,500   Chittenden.......................      114,300
13,000   Colonial BancGroup...............      166,400
 1,600   First Bancshares.................       17,600
   900   First Citizens BancShares, Class
           A..............................       74,871
 1,400   Franklin Bank NA.................       20,020
16,000   Hibernia, Class A................      261,600
 4,900   InterCept Group*.................      163,905
 4,600   ITLA Capital*....................       93,150
 1,400   Kankakee Bancorp.................       35,000
 1,300   LSB Financial....................       18,915
12,800   Metris Companies.................      316,800
 2,700   National Processing*.............       75,600
 3,000   North Central Bancshares.........       66,750
   100   Pinnacle Bancshares..............          775
   331   Quaker City Bancorp*.............        9,927
   900   Republic Bancshares*.............       15,273
 3,800   Student Loan.....................      267,900
 6,700   UMB Financial....................      278,050
 3,300   Wainwright Bank & Trust..........       27,885
   900   Washington Savings Bank FSB......        4,365
   300   Wells Financial..................        5,250
 7,700   Westcorp.........................      132,055
 3,100   WFS Financial*...................       55,025
                                            -----------
                                              2,378,083
                                            -----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         BUILDING -- 2.0%
 1,000   Centex...........................  $    33,730
 9,435   D.R. Horton......................      196,814
13,300   Encompass Services*..............       50,274
   800   Jacobs Engineering Group*........       49,920
16,200   Lennar...........................      583,848
 6,600   M.D.C. Holdings..................      182,952
 9,947   Pulte............................      304,876
 7,800   Skyline..........................      208,260
   500   Toll Brothers*...................       14,835
                                            -----------
                                              1,625,509
                                            -----------
         CHEMICALS -- 2.7%
 2,783   American Vanguard................       40,493
10,100   Bairnco..........................       59,085
 5,100   International Specialty
           Products*......................       45,033
20,400   Lubrizol.........................      644,640
22,200   Millennium Chemicals.............      232,878
31,900   Sherwin-Williams.................      708,818
 6,400   TETRA Technologies*..............      111,488
28,000   USEC.............................      180,040
13,900   Wellman..........................      160,545
                                            -----------
                                              2,183,020
                                            -----------
         CONSTRUCTION MATERIALS -- 0.8%
 6,000   Ameron International.............      386,640
 1,500   Continental Materials*...........       28,950
 7,100   Lafarge North America............      237,140
   600   Rock of Ages*....................        3,540
                                            -----------
                                                656,270
                                            -----------
         DEFENSE -- 1.1%
 4,950   Alliant Techsystems*.............      423,720
 3,700   Allied Research*.................       57,387
 2,000   Conrad Industries*...............       10,700
 4,100   Cubic............................      141,450
 5,100   FLIR Systems*....................      209,253
 2,400   Pemco Aviation Group*............       32,424
 1,900   Todd Shipyards*..................       14,725
                                            -----------
                                                889,659
                                            -----------
         DRUGS -- 3.2%
20,800   Bausch & Lomb....................      588,640
 8,900   Cambrex..........................      298,417
 1,100   Diagnostic Products..............       46,442
 3,100   E-Z-EM, Class B*.................       15,035
 5,600   Hi-Tech Pharmacal*...............       46,648
 4,000   Invitrogen*......................      263,040
20,700   Mylan Laboratories...............      675,234
 5,800   NBTY*............................       76,328
 3,055   New Brunswick Scientific*........       12,526
 9,500   Perrigo*.........................      143,925

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         DRUGS (CONTINUED)
21,600   SICOR*...........................  $   408,024
 1,000   United-Guardian..................        5,070
                                            -----------
                                              2,579,329
                                            -----------
         DURABLES -- 0.3%
 6,700   Harman International
           Industries.....................      224,450
 2,500   Royal Appliance Manufacturing*...       11,375
                                            -----------
                                                235,825
                                            -----------
         ELECTRIC UTILITIES -- 1.8%
35,500   Northeast Utilities..............      664,915
 5,100   Pinnacle West Capital............      202,470
19,900   Public Service Co. of New
           Mexico.........................      501,679
 8,100   Sierra Pacific Resources.........      122,310
                                            -----------
                                              1,491,374
                                            -----------
         ELECTRONICS -- 9.9%
 3,200   American Science &
           Engineering*...................       47,360
 3,000   Analogic.........................      121,500
28,900   Apogent Technologies*............      690,709
 2,600   Ault*............................       10,140
 3,900   Bio-Rad Laboratories, Class A*...      183,300
 7,500   Catalyst Semiconductor*..........       13,800
   800   Checkpoint Systems*..............        8,744
 7,700   Cobra Electronics*...............       42,350
 6,800   Comtech Telecommunications*......      100,164
 7,350   CONMED*..........................      130,095
   500   Cooper Companies.................       23,450
12,100   Cytyc*...........................      324,401
 8,300   Datascope........................      321,874
13,400   DENTSPLY International...........      615,596
19,000   Edwards Lifesciences*............      425,600
   700   Espey Mfg. & Electronics.........       13,286
 5,000   Esterline Technologies*..........       79,250
 3,100   Giga-tronics*....................        6,820
 9,200   Haemonetics*.....................      318,412
13,600   Imation*.........................      284,240
   200   Integra LifeSciences Holdings*...        5,524
 4,900   Interlogix*......................      118,580
 7,800   Invacare.........................      315,900
 1,900   Invivo*..........................       21,755
 2,100   Kewaunee Scientific..............       16,569
   700   Lakeland Industries*.............        5,950
 2,900   M-WAVE*..........................       11,632
 2,900   Medical Action Industries*.......       49,010
   900   Medstone International*..........        3,564
 7,200   Mentor...........................      182,160
 5,875   Merit Medical Systems*...........      111,625
11,000   Mine Safety Appliances...........      495,000

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
 2,200   Misonix*.........................  $    13,222
 9,100   Movado Group.....................      141,050
 9,300   MTS Systems......................      106,950
 1,800   Nortech Systems*.................        7,200
 8,900   Oakley*..........................      111,695
 8,600   Planar Systems*..................      172,946
11,600   Respironics*.....................      412,496
   100   SMTEK International*.............          400
11,300   Sola International*..............      171,308
 1,800   Span-America Medical Systems.....        9,216
 5,100   Sparton*.........................       34,170
26,500   STERIS*..........................      520,990
31,400   Thermo Electron*.................      566,770
 3,700   Utah Medical Products*...........       37,962
 9,400   Varian Medical Systems*..........      603,010
                                            -----------
                                              8,007,745
                                            -----------
         FINANCIAL INVESTMENTS -- 0.5%
 5,800   Cherokee*........................       49,880
 6,900   HPSC*............................       48,231
 6,300   International Aircraft
           Investors*.....................       22,050
 3,500   Kaiser Ventures..................       42,700
 2,200   Schlotzsky's*....................       10,736
12,000   Security Capital Group, Class
           B*.............................      224,520
 6,100   Willis Lease Finance*............       38,552
                                            -----------
                                                436,669
                                            -----------
         FOOD -- 2.4%
11,600   Corn Products International......      333,268
   760   Farmer Brothers..................      167,200
11,200   Interstate Bakeries..............      285,600
 4,100   John B. Sanfilippo & Son*........       21,115
34,400   Panamerican Beverages, Class A...      579,640
25,800   Smithfield Foods*................      543,090
 5,100   Suprema Specialties*.............       49,827
                                            -----------
                                              1,979,740
                                            -----------
         HEALTH -- 1.7%
15,200   Coventry Health Care*............      358,720
 6,400   DaVita*..........................      130,240
 2,100   LabOne*..........................       23,100
18,500   Manor Care*......................      519,850
 2,625   National Home Health Care*.......       25,327
12,700   Orthodontic Centers of
           America*.......................      313,055
                                            -----------
                                              1,370,292
                                            -----------
         HOUSEHOLD -- 2.0%
 5,000   American Biltrite................       54,950
26,600   Brunswick........................      438,102

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         HOUSEHOLD (CONTINUED)
 6,100   Direct Focus*....................  $   121,390
 1,400   Equity Marketing*................       17,780
 3,300   Hunt.............................       21,945
 9,200   Johnson Outdoors, Class A*.......       59,527
10,600   K2*..............................       63,388
25,600   Kimball International, Class B...      336,896
   400   Liqui-Box........................       16,500
27,300   Pactiv*..........................      395,577
 4,000   Russ Berrie & Co. ...............      106,400
 1,600   Trans-Lux........................        6,320
                                            -----------
                                              1,638,775
                                            -----------
         INSURANCE -- 3.7%
13,800   American Financial Group.........      306,360
   200   Clark/Bardes*....................        4,312
11,900   Everest Re Group.................      769,930
 4,070   Fidelity National Financial......      109,442
 1,800   First Health Group*..............       52,884
 9,000   Great American Financial
           Resources......................      163,350
11,900   Health Net*......................      228,718
47,300   Humana*..........................      570,438
 2,500   Interstate National Dealer
           Services*......................       11,725
 5,000   LandAmerica Financial Group......      166,250
 1,300   MIIX Group.......................       14,170
10,700   National Data....................      385,200
 1,600   National Western Life Insurance,
           Class A*.......................      161,760
 2,400   PMA Capital......................       43,200
                                            -----------
                                              2,987,739
                                            -----------
         MACHINERY -- 5.2%
10,200   Ampco-Pittsburgh.................       97,920
 1,700   Amtech Systems*..................        8,415
 6,800   Ball.............................      407,320
 2,400   Butler Manufacturing.............       52,080
 7,700   Crane............................      168,784
 4,800   CTB International*...............       47,760
 1,000   Eastern Company..................       12,500
 4,700   ESCO Technologies*...............      117,030
 1,700   Evans & Sutherland Computer*.....       10,455
   100   Fansteel*........................          280
   850   Federal Screw Works..............       30,048
 5,700   Graco............................      172,140
16,280   Griffon*.........................      198,616
 8,800   Harsco...........................      244,288
 1,600   International Aluminum...........       37,504
   222   Kadant*..........................        2,860
 7,800   L.S. Starrett, Class A...........      159,900

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         MACHINERY (CONTINUED)
20,000   Lennox International.............  $   186,000
 5,700   Lincoln Electric Holdings........      125,514
 1,400   Lufkin Industries................       32,088
 4,600   Lydall*..........................       30,360
24,900   McDermott International*.........      205,425
 1,400   Minuteman International..........       12,460
 2,800   NACCO Industries, Class A........      156,100
 1,000   P & F Industries*................        6,560
 6,500   Pentair..........................      200,005
 2,125   Q.E.P. Company*..................        7,756
   200   Quipp*...........................        3,150
18,200   Snap-on..........................      406,406
 5,000   Tecumseh Products, Class B.......      217,000
15,500   Teleflex.........................      579,544
 3,900   Toro.............................      164,190
 1,800   Tower Automotive*................       12,906
 1,800   Twin Disc........................       25,920
 1,600   York International...............       45,824
                                            -----------
                                              4,185,108
                                            -----------
         MEDIA -- 1.5%
10,600   Banta............................      295,422
 9,900   Bowne & Co. .....................      100,485
   875   Grey Global Group................      483,875
 7,500   Media General, Class A...........      325,200
 5,600   Outlook Group*...................       27,720
 2,700   Thomas Nelson....................       22,896
                                            -----------
                                              1,255,598
                                            -----------
         METALS -- 1.1%
 6,600   Brush Engineered Materials.......       90,750
 2,700   Chase Industries*................       23,976
 9,700   General Cable....................       95,545
12,200   Mueller Industries*..............      350,140
 4,800   Quanex...........................      110,880
 6,200   Ryerson Tull.....................       77,810
 9,700   Southern Peru Copper.............       91,665
 5,500   Steel Technologies...............       42,763
 3,400   Wolverine Tube*..................       34,340
                                            -----------
                                                917,869
                                            -----------
         MISCELLANEOUS FINANCIAL -- 1.9%
12,600   A.G. Edwards.....................      442,386
10,200   American Capital Strategies......      279,378
17,400   Eaton Vance......................      545,490
 1,200   Gabelli Asset Management, Class
           A*.............................       44,208
   500   Hoenig Group*....................        5,005
 3,450   John Nuveen, Class A.............      152,594
 1,800   Raymond James Financial..........       48,870
                                            -----------
                                              1,517,931
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         OFFICE MACHINERY -- 1.7%
20,500   Diebold..........................  $   781,050
 8,100   Digi International*..............       42,282
 3,300   NCR*.............................       97,845
   900   Overland Data*...................        6,201
38,700   Storage Technology*..............      485,685
                                            -----------
                                              1,413,063
                                            -----------
         OIL -- 0.1%
    50   Cabot Oil & Gas, Class A.........          998
 2,900   Energy Partners*.................       20,242
 3,600   Houston Exploration*.............       89,280
                                            -----------
                                                110,520
                                            -----------
         OIL -- INTERNATIONAL -- 0.7%
 7,300   Murphy Oil.......................      528,228
                                            -----------
         OIL DISTRIBUTION -- 2.6%
10,000   Ashland..........................      385,500
 1,200   Equitable Resources..............       36,012
 8,300   Frontier Oil.....................      142,345
 5,500   Quaker Chemical..................       99,825
20,200   Sunoco...........................      719,120
11,600   Ultramar Diamond Shamrock........      556,104
 4,500   Valero Energy....................      157,950
                                            -----------
                                              2,096,856
                                            -----------
         OIL SERVICES -- 1.6%
16,500   Helmerich & Payne................      430,650
 1,300   Infinity*........................       11,765
 9,000   Oceaneering International*.......      145,530
 4,000   Patterson-UTI Energy*............       49,440
12,600   Petroleum Development*...........       61,362
23,500   Tidewater........................      627,215
                                            -----------
                                              1,325,962
                                            -----------
         OTHER UTILITIES -- 0.1%
12,300   IT Group*........................       54,120
                                            -----------
         PAPER -- 1.1%
 2,800   American Woodmark................       82,180
 5,800   Baltek*..........................       44,950
14,400   Bowater..........................      633,888
 1,000   Carmel Container Systems*........        4,900
   100   CSS Industries*..................        2,530
 4,100   DSG International*...............       17,835
 3,200   Nashua*..........................       17,440
   500   P.H. Glatfelter..................        7,655
 4,300   Rock-Tenn, Class A...............       47,300
                                            -----------
                                                858,678
                                            -----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE ASSETS -- 3.6%
   100   Alleghany*.......................  $    19,900
21,100   AMB Property.....................      516,950
   600   Amli Residential Properties
           Trust..........................       14,160
 5,900   AMREP*...........................       23,895
   800   Brandywine Realty Trust..........       17,064
10,000   CBL & Associates Properties......      272,500
 2,500   Cornerstone Realty Income
           Trust..........................       26,750
 1,100   DeWolfe Companies................        9,790
 5,600   FelCor Lodging Trust.............       75,320
 4,400   Highwoods Properties.............      108,900
46,000   Host Marriott....................      324,300
 8,600   Insignia Financial Group*........       89,440
12,000   iStar Financial..................      296,400
 2,700   J.W. Mays*.......................       26,055
11,200   Mack-Cali Realty.................      347,200
   800   Newmark Homes....................        8,704
13,700   Prentiss Properties Trust........      376,750
   600   Transcontinental Realty
           Investors*.....................        7,950
 8,085   Vector Group.....................      345,553
                                            -----------
                                              2,907,581
                                            -----------
         RETAIL/WHOLESALE -- 8.4%
 5,750   Aceto............................       55,792
 3,900   All American Semiconductor*......        9,048
 1,600   AMCON Distributing...............        7,072
91,400   AutoNation*......................      803,406
19,300   Barnes & Noble*..................      696,730
 2,100   Blair............................       30,555
 1,200   Boise Cascade....................       35,400
29,000   Borders Group*...................      555,350
 1,600   Brookstone*......................       17,120
 8,200   Burlington Coat Factory
           Warehouse......................      115,620
   776   Cantel Medical*..................       17,156
54,400   Caremark Rx*.....................      907,393
 6,500   Central Garden & Pet Co.*........       53,950
31,700   Charming Shoppes*................      155,647
 4,200   Daisytek International*..........       47,628
 5,200   Dress Barn*......................      115,960
 1,000   Foodarama Supermarkets*..........       41,250
 1,000   Friedman's, Class A..............        7,060
 9,300   Handleman*.......................      130,200
31,900   Kmart*...........................      222,981
 2,500   Lazare Kaplan International*.....        9,925
 9,400   Longs Drug Stores................      255,680
   700   Noland...........................       15,890
36,100   Office Depot*....................      490,960
 1,200   Park-Ohio Holdings*..............        3,660
 3,800   REX Stores*......................       52,250

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE (CONTINUED)
26,400   Ross Stores......................  $   772,200
   300   S&K Famous Brands*...............        2,715
 2,100   SCP Pool*........................       44,835
 9,300   Spiegel, Class A.................       65,565
 4,400   Sport Chalet*....................       34,144
 7,900   Tractor Supply*..................      150,021
11,000   Trans World Entertainment*.......       85,030
 7,500   United Retail Group*.............       47,400
42,900   Venator Group*...................      654,225
 2,700   Village Supermarket, Class A*....       47,925
   300   Winn-Dixie Stores................        3,435
 3,000   Zale*............................       79,440
                                            -----------
                                              6,840,618
                                            -----------
         SERVICES -- 9.9%
 7,600   ABM Industries...................      196,156
 9,200   Activision*......................      250,424
15,500   American Management Systems*.....      186,155
10,600   Angelica.........................      100,700
21,500   Autodesk.........................      689,289
22,300   Borland Software*................      180,630
 8,800   Cornell Companies*...............      156,200
22,000   Covance*.........................      394,020
 6,100   CPI..............................       87,657
   500   Crestline Capital*...............       14,125
16,200   eFunds*..........................      269,730
 5,500   Elite Information Group*.........       29,528
   700   Exponent*........................        7,630
 1,700   Fair, Isaac & Co. ...............       80,291
13,900   First American...................      281,475
 6,450   Group 1 Software*................       64,307
12,600   GTECH Holdings*..................      435,204
13,300   Harte-Hanks......................      287,812
 6,500   Healthcare Services Group*.......       52,650
16,700   Intergraph*......................      149,465
 4,900   ITT Educational Services*........      156,800
12,700   Kelly Services, Class A..........      256,540
 5,700   Kendle International*............      112,518
14,400   Magellan Health Services*........      165,168
 4,800   Michael Baker*...................       58,848
21,200   MIH*.............................      166,420
 5,100   Opinion Research*................       27,030
 5,200   Paradigm Geophysical*............       20,696
 7,600   PAREXEL International*...........       86,184
 6,900   Pharmaceutical Product
           Development*...................      202,101
18,815   Pittston Brink's Group...........      340,552
 1,500   ProQuest*........................       49,350
 1,900   Quality Systems*.................       19,855

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
37,900   Quintiles Transnational*.........  $   553,340
98,700   Service Corporation
           International*.................      594,173
 2,800   Software Spectrum*...............       30,548
10,100   Spherion*........................       72,720
29,100   Stewart Enterprises, Class A*....      168,780
 5,100   Sybase*..........................       47,430
11,600   Sykes Enterprises*...............       64,728
 3,900   Sylvan Learning Systems*.........       89,310
11,100   Systems & Computer Technology*...       99,900
10,900   Take-Two Interactive Software*...       77,063
21,000   The New Dun & Bradstreet*........      588,000
 2,500   Thomas Group*....................        8,125
   900   THQ*.............................       38,835
                                            -----------
                                              8,008,462
                                            -----------
         SOAPS & COSMETICS -- 0.2%
 7,300   CPAC.............................       43,800
13,500   Inter Parfums*...................      107,460
                                            -----------
                                                151,260
                                            -----------
         TELEPHONE -- 0.4%
 3,300   Atlantic Tele-Network ...........       44,055
 1,000   Hector Communications*...........       14,300
11,000   Metro One Telecommunications*....      255,200
                                            -----------
                                                313,555
                                            -----------
         TEXTILES -- 1.1%
   600   Deckers Outdoor*.................        2,394
 2,400   G-III Apparel Group*.............       15,360
 3,400   Jos. A. Bank Clothiers*..........       16,150
15,700   Liz Claiborne....................      591,890
 3,000   Polo Ralph Lauren*...............       56,250
13,800   Russell..........................      189,474
 7,200   Stride Rite......................       45,000
                                            -----------
                                                916,518
                                            -----------
         TRANSPORTATION -- 1.7%
 1,100   Alexander & Baldwin..............       25,751
 7,500   Knightsbridge Tankers............      131,325
 2,500   Landstar System*.................      160,000
 8,700   Marten Transport*................      123,975
 5,700   Old Dominion Freight Line*.......       68,286
   600   Overseas Shipholding Group.......       13,200
 4,900   P.A.M. Transportation
           Services*......................       44,590
 6,800   Roadway Express..................      163,812
 3,300   Statia Terminals Group NV........       41,184
14,000   Teekay Shipping..................      436,520
 7,700   Yellow*..........................      156,618
                                            -----------
                                              1,365,261
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         TRAVEL/ENTERTAINMENT -- 3.6%
 5,400   AMERCO*..........................  $    98,172
12,500   Aztar*...........................      163,500
44,000   Blockbuster, Class A.............      963,600
   200   Bob Evans Farms..................        3,616
21,000   Brinker International*...........      496,020
14,600   CBRL Group.......................      320,762
11,700   Darden Restaurants...............      307,125
 4,600   Dave & Buster's*.................       27,232
 1,900   Garden Fresh Restaurant*.........       12,901
   300   I.C.H.*..........................        1,215
 7,600   Lakes Gaming*....................       42,180
 1,900   Magna Entertainment*.............       11,514
   300   Max & Erma's Restaurants*........        3,090
 5,400   Panera Bread, Class A*...........      188,945
13,000   Prime Hospitality*...............      114,400
 3,300   Sonesta International Hotels,
           Class A........................       21,450
 4,200   Wendy's International............      111,930
                                            -----------
                                              2,887,652
                                            -----------
         TOTAL COMMON STOCKS..............   67,912,235
                                            -----------

                                               VALUE
                                            ------------
         REPURCHASE AGREEMENTS -- 16.6%
         Bear Stearns, dated 9/28/01, due
           10/1/01 at 3.20% with a
           maturity
           value of $13,485,619
           (Collateralized
           by U.S. Treasury Bond).........  $13,482,023
                                            -----------
         TOTAL REPURCHASE AGREEMENTS......   13,482,023
                                            -----------
         TOTAL INVESTMENTS (COST
           $78,922,494) (A) -- 100.4%        81,394,258
                                            -----------
         LIABILITIES IN EXCESS OF OTHER
           ASSETS -- (0.4)%...............     (322,247)
                                            -----------
         NET ASSETS -- 100.0%.............  $81,072,011
                                            ===========

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation...............  $28,010,449
   Unrealized depreciation...............   (8,133,999)
                                           -----------
   Net unrealized appreciation...........  $19,876,450
                                           ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS -- 82.3%
          AIRLINES -- 0.8%
    100   Atlantic Coast Airlines
            Holdings*.....................  $     1,330
 10,200   Atlas Air Worldwide Holdings*...      100,470
 17,800   CNF.............................      406,374
  8,700   UAL.............................      158,862
                                            -----------
                                                667,036
                                            -----------
          AUTOS -- 1.0%
  4,500   Amcast Industrial...............       30,375
 29,900   Gentex*.........................      714,311
  6,800   IMPCO Technologies*.............       79,152
                                            -----------
                                                823,838
                                            -----------
          BANKING -- 1.9%
 13,200   Bay View Capital*...............       92,400
  9,000   IndyMac Bancorp*................      243,990
  5,800   Investors Financial Services....      334,312
 15,300   Net.B@nk*.......................      128,061
  3,800   NextCard*.......................       24,206
 26,510   Old National Bancorp............      689,260
  5,500   Resource Bancshares Mortgage
            Group.........................       44,000
                                            -----------
                                              1,556,229
                                            -----------
          BUILDING -- 0.4%
  4,800   Dycom*..........................       55,680
 18,700   Quanta Services*................      266,475
                                            -----------
                                                322,155
                                            -----------
          CHEMICALS -- 3.6%
  9,100   Eden Bioscience*................       69,342
 24,600   Georgia Gulf....................      395,322
 22,500   International Flavors &
            Fragrances....................      623,025
 37,400   Lyondell Chemical...............      428,230
 40,600   Solutia.........................      503,440
  4,300   Synthetech*.....................        5,812
 22,700   Valspar.........................      759,088
  4,600   WD-40*..........................       94,530
                                            -----------
                                              2,878,789
                                            -----------
          CONSTRUCTION MATERIALS -- 1.2%
 12,800   Elcor...........................      275,584
 14,000   Martin Marietta Materials.......      547,540
 38,200   Owens-Illinois*.................      153,946
                                            -----------
                                                977,070
                                            -----------
          DEFENSE -- 0.1%
  9,400   Innovative Solutions &
            Support*......................       68,338
                                            -----------
          DRUGS -- 3.6%
 12,200   Alkermes*.......................      238,876
  9,200   Aphton*.........................       90,436
  3,400   Cerus*..........................      160,650

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 10,100   Columbia Laboratories*..........  $    45,349
  2,300   Connetics*......................       15,042
    600   COR Therapeutics*...............       13,578
  2,000   Digene*.........................       50,000
  9,200   Durect*.........................       89,056
  5,500   EntreMed*.......................       48,125
  9,000   ImClone Systems*................      508,950
  4,200   Isis Pharmaceuticals*...........       71,610
 17,200   Ligand Pharmaceuticals, Class
            B*............................      157,896
 12,800   Martek Biosciences*.............      232,960
  4,200   Miravant Medical
            Technologies*.................       32,130
  2,800   Myriad Genetics*................       85,792
  1,000   Neose Technologies*.............       38,600
  5,100   Pharmacyclics*..................       90,780
    400   Regeneron Pharmaceutical*.......        8,896
 10,400   Sepracor*.......................      373,360
 10,800   SuperGen*.......................       76,140
 15,400   Techne*.........................      453,222
  2,900   Tularik*........................       53,418
    558   Vertex Pharmaceuticals*.........       10,066
  2,800   Vion Pharmaceuticals*...........       13,104
                                            -----------
                                              2,958,036
                                            -----------
          DURABLES -- 0.0%
  2,300   National R.V. Holdings*.........       23,000
                                            -----------
          ELECTRIC UTILITIES -- 1.7%
 44,100   NRG Energy*.....................      714,861
 26,900   Orion Power Holdings*...........      685,950
                                            -----------
                                              1,400,811
                                            -----------
          ELECTRONICS -- 9.4%
  8,900   ADTRAN*.........................      169,990
  4,100   Advanced Energy Industries*.....       68,183
  5,400   Aeroflex*.......................       59,400
  1,300   Aksys*..........................        6,565
 13,300   Alpha Industries*...............      257,621
 10,300   Aradigm*........................       34,402
  4,400   ArthroCare*.....................       86,240
  8,400   Aspect Medical Systems*.........       91,980
    100   ATS Medical*....................          400
 15,500   AVX.............................      252,185
 11,300   C-COR.net*......................       77,405
  5,800   ChromaVision Medical Systems*...       17,574
 10,000   Cirrus Logic*...................       74,200
 12,400   Cognex*.........................      243,288
 22,000   Comverse Technology*............      450,560
 10,800   Cree*...........................      159,624
  4,200   DMC Stratex Networks*...........       21,672
  8,700   DSP Group*......................      173,565

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
  7,600   Elantec Semiconductor*..........  $   174,420
  6,300   Endocare*.......................      110,565
    300   Energy Conversion Devices*......        4,932
 11,100   Finisar*........................       43,956
  7,100   i-STAT*.........................       43,310
  6,600   Ibis Technology*................       29,370
  7,900   Integrated Circuit Systems*.....      100,962
  8,800   Integrated Device Technology*...      177,056
  4,800   Jabil Circuit*..................       85,920
 10,600   Kopin*..........................      110,558
  6,400   Lattice Semiconductor*..........      100,480
 11,696   Micrel*.........................      233,218
 17,400   Microchip Technology*...........      466,320
 13,300   Microtune*......................      151,620
 15,900   Millipore.......................      841,746
 20,700   National Semiconductor*.........      456,435
  7,500   Novoste*........................       44,475
  4,400   Optical Communication
            Products*.....................       10,208
  1,800   Park Electrochemical............       39,150
    500   Photon Dynamics*................       11,575
  2,000   Plantronics*....................       34,100
  7,200   Plexus*.........................      169,776
    700   PMC-Sierra*.....................        7,189
  7,300   Polycom*........................      177,901
  9,100   Power Integrations*.............      165,802
  3,400   Powerwave Technologies*.........       40,528
 18,900   RF Micro Devices*...............      314,118
  3,400   SafeNet*........................       20,910
  6,000   Technitrol......................      133,800
  4,000   Tekelec*........................       52,680
  4,200   Transgenomic*...................       31,710
 15,711   TriQuint Semiconductor*.........      251,219
  6,000   UTStarcom*......................       97,500
  3,000   ViaSat*.........................       53,520
  1,000   Vicor*..........................       14,110
 19,200   Waters*.........................      686,784
                                            -----------
                                              7,732,777
                                            -----------
          FINANCIAL INVESTMENTS -- 1.3%
 10,800   Hanover Compressor*.............      233,712
  6,400   IGEN International*.............      176,128
 18,300   InterDigital Communications*....      134,139
 14,200   Macrovision*....................      403,422
 10,900   Rambus*.........................       80,224
                                            -----------
                                              1,027,625
                                            -----------
          FOOD -- 1.3%
 14,800   Cadiz*..........................      126,836
 13,100   Delta & Pine Land...............      222,438

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          FOOD (CONTINUED)
  1,600   Hain Celestial Group*...........  $    29,456
  4,500   Tejon Ranch*....................      101,250
 14,900   Tootsie Roll Industries.........      570,074
  2,300   Zapata*.........................       40,480
                                            -----------
                                              1,090,534
                                            -----------
          HEALTH -- 0.7%
  8,605   Enzo Biochem*...................      145,941
  3,500   IMPATH*.........................      120,785
  9,800   Specialty Laboratories*.........      269,500
                                            -----------
                                                536,226
                                            -----------
          HOUSEHOLD -- 1.7%
  2,000   AEP Industries*.................       50,000
 29,400   Herman Miller...................      572,418
  4,700   Oneida..........................       67,445
    400   Research Frontiers*.............        6,500
  3,300   Rogers*.........................       92,763
 32,600   Thomas & Betts..................      569,848
                                            -----------
                                              1,358,974
                                            -----------
          INSURANCE -- 1.8%
 30,300   21st Century Insurance Group....      533,280
106,700   Conseco*........................      774,642
  1,800   HealthExtras*...................        9,252
    600   Markel*.........................      117,000
    500   PlanVista*......................        2,150
                                            -----------
                                              1,436,324
                                            -----------
          MACHINERY -- 7.8%
  7,800   A.S.V.*.........................      103,428
 10,400   Active Power*...................       52,104
  4,000   Actuant, Class A*...............       72,600
 59,800   American Power Conversion*......      698,464
  5,800   Applied Films*..................       97,150
 35,400   Axcelis Technologies*...........      334,530
 25,500   Capstone Turbine*...............      154,020
 11,600   Cooper Cameron*.................      380,480
  1,900   DT Industries*..................       11,495
 10,000   Electro Scientific
            Industries*...................      219,500
  4,400   EMCORE*.........................       37,664
 33,200   Energizer Holdings*.............      551,784
    300   Environmental Tectonics*........        2,370
  6,700   Excel Technology*...............      105,391
 15,800   Fairchild, Class A*.............       53,720
 10,800   FuelCell Energy*................      159,948
  9,100   Helix Technology................      147,784
  7,100   Intevac*........................       15,975
 27,400   Lam Research*...................      464,430

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  8,800   Littlefuse*.....................  $   194,744
 16,300   LTX*............................      221,843
 13,000   Mettler-Toledo International*...      547,820
  4,300   Rudolph Technologies*...........      106,038
  2,500   Shaw Group*.....................       70,425
  3,400   SPX*............................      281,860
 13,500   Teradyne*.......................      263,250
 10,600   Terex*..........................      188,786
 30,300   UCAR International*.............      269,670
 12,600   Valence Technology*.............       44,604
  2,800   Wilson Greatbatch
            Technologies*.................       82,040
  9,600   Zebra Technologies, Class A*....      359,616
                                            -----------
                                              6,293,533
                                            -----------
          MEDIA -- 5.2%
  6,800   Ackerley Group..................       72,760
 10,200   Acme Communications*............       71,400
  5,800   Catalina Marketing*.............      162,400
 22,200   Cox Radio, Class A*.............      447,774
 13,700   Emmis Communications, Class
            A*............................      197,554
  8,900   Entercom Communications*........      302,600
 42,700   Entravision Communications,
            Class A*......................      365,085
 18,500   Hispanic Broadcasting, Class
            A*............................      297,850
 21,200   Journal Register*...............      349,800
 16,500   Lamar Advertising*..............      500,280
  4,000   Meredith........................      128,520
 19,300   Metro-Goldwyn-Mayer*............      327,135
  4,100   Pixar*..........................      165,640
 15,100   Schawk, Class A.................      148,735
 23,200   Spanish Broadcasting System,
            Class A*......................       64,488
  4,200   TMP Worldwide*..................      119,238
 31,600   World Wrestling Federation
            Entertainment*................      417,120
                                            -----------
                                              4,238,379
                                            -----------
          METALS -- 2.7%
 35,300   Andrew*.........................      641,754
 20,600   CommScope*......................      368,122
 16,700   Phelps Dodge....................      459,250
  9,300   Titanium Metals*................       29,760
 47,300   USX-U.S. Steel Group............      661,254
                                            -----------
                                              2,160,140
                                            -----------
          MISCELLANEOUS FINANCIAL -- 2.4%
  1,100   First Albany Companies..........        7,161
 18,400   Friedman, Billings, Ramsey
            Group, Class A*...............       93,840
 25,600   Knight Trading Group*...........      197,376

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL
            (CONTINUED)
 19,700   LaBranche & Co.*................  $   437,340
  8,600   Legg Mason......................      341,936
  8,800   Neuberger Berman................      306,944
 85,400   TD Waterhouse Group*............      524,356
                                            -----------
                                              1,908,953
                                            -----------
          OFFICE MACHINERY -- 2.6%
 19,000   Advanced Digital Information*...      195,890
 15,800   Auspex Systems*.................       37,130
  7,200   Avocent*........................      107,136
  2,000   Brocade Communications
            Systems*......................       28,060
  7,000   Computer Network Technology*....       73,640
  5,700   Concord Camera*.................       24,966
    800   Dataram*........................        5,040
 10,300   Echelon*........................      128,544
  5,400   Emulex*.........................       51,354
  9,400   InFocus*........................      122,670
  1,100   Kronos*.........................       45,155
    300   Lantronix*......................        1,830
  6,600   M-Systems Flash Disk
            Pioneers*.....................       27,918
 55,200   Network Appliance*..............      375,360
    500   Performance Technologies*.......        4,110
  8,800   Presstek*.......................       54,560
  6,300   RadiSys*........................       75,600
 16,000   Riverstone Networks*............       84,000
 13,100   RSA Security*...................      176,326
 33,900   SanDisk*........................      334,254
  8,200   Secure Computing*...............       79,868
  1,000   Symbol Technologies.............       10,490
 16,600   Wave Systems, Class A*..........       28,054
                                            -----------
                                              2,071,955
                                            -----------
          OIL -- 0.3%
 31,500   Chesapeake Energy*..............      177,975
  5,100   McMoRan Exploration*............       27,795
                                            -----------
                                                205,770
                                            -----------
          OIL DISTRIBUTION -- 0.4%
 31,300   Pennzoil-Quaker State...........      349,934
                                            -----------
          OIL SERVICES -- 0.7%
  3,800   Cal Dive International*.........       63,308
 16,300   Diamond Offshore Drilling.......      411,086
 16,100   Global Industries*..............       87,745
                                            -----------
                                                562,139
                                            -----------
          OTHER UTILITIES -- 0.0%
  1,000   Waste Connections*..............       27,000
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          PAPER -- 1.2%
  7,400   Deltic Timber...................  $   187,220
 67,900   Louisiana-Pacific...............      441,350
 10,800   Potlatch........................      291,492
  2,800   Trex*...........................       48,860
                                            -----------
                                                968,922
                                            -----------
          REAL ESTATE ASSETS -- 1.6%
    900   Alexander's*....................       54,810
  6,000   Apartment Investment &
            Management, Class A...........      271,560
 14,100   BRE Properties, Class A.........      422,295
    300   CenterPoint Properties..........       14,325
 11,000   JDN Realty......................      116,600
  1,100   National Health Investors.......       14,795
    800   Saul Centers....................       15,200
 20,000   Sotheby's Holdings, Class A*....      239,800
  1,600   Tanger Factory Outlet Centers...       33,120
  1,500   Town & Country Trust............       29,700
    800   United Park City Mines*.........       15,200
  5,500   Ventas..........................       59,675
                                            -----------
                                              1,287,080
                                            -----------
          RETAIL/WHOLESALE -- 6.8%
 23,000   Amazon.com*.....................      137,310
  5,600   Andrx Group*....................      363,552
 11,600   Arrow Electronics*..............      241,976
 15,500   Avnet...........................      281,945
 12,000   CDW Computer Centers*...........      434,160
 20,200   Circuit City Stores -- Circuit
            City Group....................      242,400
  9,300   Cost Plus*......................      170,748
  2,400   Digital River*..................       17,880
 22,200   Dollar Tree Stores*.............      416,250
  5,500   Factory 2-U Stores*.............       77,000
 10,800   Fastenal........................      615,384
 12,600   Fleetwood Enterprises...........      140,868
  1,800   Glacier Water Services*.........       15,300
  1,500   Neiman Marcus Group, Class A*...       36,675
  5,300   NuCo2*..........................       58,300
 10,200   Pacific Sunwear of
            California*...................      140,250
  2,900   Priority Healthcare, Class B*...       69,600
 16,800   RadioShack......................      407,400
 40,800   Saks*...........................      204,000
 13,900   ShopKo Stores*..................      115,231
  1,100   Somera Communications*..........        4,730
  7,200   Tech Data*......................      272,880
  6,400   Tiffany & Co. ..................      138,560
    800   Timberland, Class A*............       21,680
  5,200   Tweeter Home Entertainment
            Group*........................       70,928

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
    500   Ultimate Electronics*...........  $     8,675
  3,000   Value City Department Stores*...       10,320
 11,200   ValueVision International, Class
            A*............................      144,480
  9,500   Wild Oats Markets*..............       75,430
 23,500   Williams-Sonoma*................      559,535
                                            -----------
                                              5,493,447
                                            -----------
          SERVICES -- 12.1%
  9,100   Acacia Research*................       83,629
  4,800   Actuate*........................       20,112
 10,100   Advent Software*................      380,265
  3,900   Albany Molecular Research*......       96,837
 11,400   Applied Molecular Evolution*....       84,246
 10,100   Aware*..........................       39,794
    800   CCC Information Services
            Group*........................        5,848
  4,500   Central Parking.................       62,955
 40,200   Ceridian*.......................      582,900
  5,400   Cerner*.........................      267,300
  5,000   CheckFree*......................       84,850
  6,700   CSG Systems International*......      274,700
 22,100   CuraGen*........................      426,530
 16,300   Deltagen*.......................      115,241
 13,000   Dendrite International*.........      103,220
 21,400   DeVry*..........................      768,260
  7,900   Digex*..........................       26,386
  8,800   Digimarc*.......................      121,176
 10,300   Digital Insight*................      118,450
 21,000   Edison Schools*.................      317,100
 13,900   Exelixis*.......................      159,294
  3,900   Forrester Research*.............       64,779
 31,300   Gartner Group, Class A*.........      283,265
 16,400   Getty Images*...................      180,892
 13,200   Hollywood Media*................       58,608
  7,900   Identix*........................       64,306
  3,900   Integral Systems*...............       70,356
 14,200   Iron Mountain*..................      588,590
  9,900   Jack Henry & Associates.........      224,631
 38,100   Legato Systems*.................      208,788
    600   Management Network Group*.......        3,630
 10,200   McAfee.com*.....................      117,810
 10,200   Mercury Interactive*............      194,208
  6,300   Microvision*....................       80,640
  7,100   Modis Professional Services*....       28,400
  8,300   MRO Software*...................       84,660
 11,400   National Instruments*...........      298,338
 11,450   Netegrity*......................       98,127
 10,400   NetRatings*.....................      107,224
  9,000   Network Associates*.............      116,010

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
  2,100   Novadigm*.......................  $    15,435
 10,400   Numerical Technologies*.........      172,640
  9,200   NYFIX*..........................      131,560
 50,500   Parametric Technology*..........      262,095
  6,200   QRS*............................       52,080
 20,500   RealNetworks*...................       99,630
  7,500   Renaissance Learning*...........      246,825
  3,500   RMH Teleservices*...............       37,625
  7,300   Robert Half International*......      146,073
  9,400   Rollins.........................      146,170
  5,800   Saba Software*..................       11,484
  9,100   Safeguard Scientifics*..........       16,107
  6,800   Sanchez Computer Associates*....       51,136
  1,600   SatCon Technology*..............        8,624
  3,700   SeaChange International*........       64,639
  5,300   SonoSite*.......................      108,120
 24,800   Sonus Networks*.................       74,400
 10,700   SpeechWorks International*......       52,751
    500   StarTek*........................        8,745
  8,300   Synopsys*.......................      332,912
    900   Synplicity*.....................        5,040
  6,600   Syntroleum*.....................       30,954
  8,000   Tetra Tech*.....................      176,800
  7,000   TriZetto Group*.................       61,600
 19,000   WebEx Communications*...........      403,560
  6,800   Websense*.......................       74,120
  9,900   Witness Systems*................       80,685
                                            -----------
                                              9,884,165
                                            -----------
          SOAPS & COSMETICS -- 0.2%
 10,700   Elizabeth Arden*................      136,639
                                            -----------
          TELEPHONE -- 3.9%
  5,800   Alamosa Holdings*...............       80,330
 12,500   Allegiance Telecom*.............       37,625
 41,900   American Tower, Class A*........      581,991
 17,400   Centennial Communications*......      156,600
 34,500   Charter Communications, Class
            A*............................      427,110
  3,300   Dobson Communications, Class
            A*............................       34,155

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          TELEPHONE (CONTINUED)
  8,000   Insight Communications*.........  $   147,200
    800   LodgeNet Entertainment*.........        8,792
 31,500   Mediacom Communications*........      410,445
 12,700   SBA Communications*.............      169,545
 15,000   Triton PCS Holdings, Class A*...      570,000
 15,800   Western Wireless, Class A*......      533,724
                                            -----------
                                              3,157,517
                                            -----------
          TEXTILES -- 0.3%
 23,600   Collins & Aikman*...............      145,140
  2,000   Gymboree*.......................       13,400
  8,600   Hexcel*.........................       34,400
  3,200   Uniroyal Technology*............       10,048
                                            -----------
                                                202,988
                                            -----------
          TRANSPORTATION -- 1.0%
 12,000   C.H. Robinson Worldwide.........      347,520
  6,600   Expeditors International of
            Washington....................      312,510
    347   Florida East Coast Industries,
            Class B.......................        7,495
  6,100   Forward Air*....................      143,594
                                            -----------
                                                811,119
                                            -----------
          TRAVEL/ENTERTAINMENT -- 2.6%
  8,900   California Pizza Kitchen*.......      140,976
  6,300   Gaylord Entertainment*..........      126,630
 22,600   Harrah's Entertainment*.........      610,426
    800   Hollywood Casino, Class A*......        5,400
 14,600   Hollywood Entertainment*........      171,550
 11,900   Pinnacle Entertainment*.........       70,805
 33,700   Six Flags*......................      412,151
 24,800   Westwood One*...................      551,800
                                            -----------
                                              2,089,738
                                            -----------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS
            $84,111,866) -- 82.3%.........  $66,707,180
                                            ===========

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                    SINCE         SINCE
                                                              FISCAL    LAST 1    INCEPTION     INCEPTION
                                                               YTD       YEAR     (10/19/98)    (11/11/98)
                                                              ------    ------    ----------    ----------
Institutional Shares (SSMNX)................................  15.19%    15.43%       8.33%
Investor Shares (RMNIX).....................................  15.11%    15.16%                     8.09%
U.S. 90-day Treasury Bills..................................   1.93%     4.82%       5.04%         5.08%

     Stocks declined across the capitalization spectrum in the six months ended September 30, 2001. During the period, the S&P 500 Index(1) fell 9.68%. Until September, small cap stocks had outperformed large cap stocks, but investors sought out the relative "safety" of large cap names in the period after the tragic events of September 11. Even prior to the terrorist attacks, though, there was ample evidence that investors were looking for quality earnings, or at least a credible promise of renewed earnings growth in the not-too-distant future. Over the second and third quarters, stocks continued to decline on news of lowered profitability estimates and lackluster macroeconomic reports. Terrorist attacks notwithstanding, investors looking for evidence that market prices have bottomed did not seem to find it over the trailing six months.

     Over the trailing six months, the AXA Rosenberg Select Sectors Market Neutral Fund performed quite well thanks to investors' preference for stocks with quality fundamentals. Most of the active return is associated with risk index ("style") exposures. The positive exposure to Relative Strength, and the negative exposure to Trading Activity each contributed more than 2% to the Fund's alpha. Significant too were the Fund's value characteristics and slightly negative Beta(2) during a period in which investors rewarded defensive stocks. Industry exposures, including biases against Computer Hardware and Machinery, contributed another 3%.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Select Sectors Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Select Sectors Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

(2) Beta is a measure of the market or systematic risk of a security or portfolio of securities. It signals the tendency of a security's (or portfolio of securities) return to respond to swings in the overall market. The higher the beta, the more the security's return will move in response to the overall market return.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
------                                     ------------
         COMMON STOCKS -- 89.4%
         AIRCRAFT -- 0.0%
  200    Goodrich........................  $     3,896
                                           -----------
         AIRLINES -- 0.4%
1,700    Delta Air Lines.................       44,795
                                           -----------
         AUTOS -- 1.2%
12,700   Delphi Automotive Systems.......      149,225
                                           -----------
         BANKING -- 8.6%
1,600    AmeriCredit*....................       50,592
6,500    Bank of America.................      379,600
2,000    Concord EFS*....................       97,900
3,400    Fannie Mae......................      272,204
  600    First Tennessee National........       22,200
1,000    GreenPoint Financial............       35,100
2,600    North Fork Bancorporation.......       77,324
6,800    U.S. Bancorp....................      150,824
                                           -----------
                                             1,085,744
                                           -----------
         CHEMICALS -- 0.4%
2,500    Sherwin-Williams................       55,550
                                           -----------
         DEFENSE -- 2.5%
2,600    General Dynamics................      229,632
2,400    Textron.........................       80,664
                                           -----------
                                               310,296
                                           -----------
         DRUGS -- 14.6%
5,500    Abbott Laboratories.............      285,175
1,700    Forest Laboratories*............      122,638
8,800    Johnson & Johnson...............      487,520
5,800    Merck & Co. ....................      386,280
7,800    Pfizer..........................      312,780
5,000    Schering-Plough.................      185,500
1,400    Watson Pharmaceuticals*.........       76,594
                                           -----------
                                             1,856,487
                                           -----------
         DURABLES -- 0.3%
  600    Whirlpool.......................       33,210
                                           -----------
         ELECTRIC UTILITIES -- 2.0%
3,900    Entergy.........................      138,684
2,600    TXU.............................      120,432
                                           -----------
                                               259,116
                                           -----------
         ELECTRONICS -- 6.7%
5,000    Baxter International............      275,250
1,700    Becton, Dickinson & Co. ........       62,900
2,700    Biomet..........................       78,975
5,200    Boston Scientific*..............      106,600
2,000    St. Jude Medical*...............      136,900

SHARES                                        VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
2,600    Stryker.........................  $   137,540
2,800    Thermo Electron*................       50,540
                                           -----------
                                               848,705
                                           -----------
         FINANCIAL INVESTMENTS -- 1.1%
4,000    Cendant*........................       51,200
1,900    Countrywide Credit Industries...       83,467
                                           -----------
                                               134,667
                                           -----------
         FOOD -- 2.5%
6,500    PepsiCo.........................      315,250
                                           -----------
         HEALTH -- 2.9%
5,900    HCA - The Healthcare Company....      261,429
6,500    HEALTHSOUTH*....................      105,690
                                           -----------
                                               367,119
                                           -----------
         HOUSEHOLD -- 1.2%
2,300    Johnson Controls................      150,052
                                           -----------
         INSURANCE -- 3.0%
  500    Marsh & McLennan Cos. ..........       48,350
2,300    MGIC Investment.................      150,282
2,700    UnitedHealth Group..............      179,550
                                           -----------
                                               378,182
                                           -----------
         MACHINERY -- 3.3%
1,500    American Standard Companies*....       82,500
  500    Caterpillar.....................       22,400
2,100    ITT Industries..................       94,080
2,700    Parker-Hannifin.................       92,610
2,700    United Technologies.............      125,550
                                           -----------
                                               417,140
                                           -----------
         MEDIA -- 1.4%
4,000    Tribune.........................      125,600
1,600    Viacom, Class A*................       55,920
                                           -----------
                                               181,520
                                           -----------
         MISCELLANEOUS FINANCIAL -- 4.5%
2,300    A.G. Edwards....................       80,753
  500    Bear Stearns Companies..........       25,005
11,400   Citigroup.......................      461,700
                                           -----------
                                               567,458
                                           -----------
         OFFICE MACHINERY -- 1.6%
1,800    NCR*............................       53,370
3,900    Pitney Bowes....................      148,980
                                           -----------
                                               202,350
                                           -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                        VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         OIL -- 2.2%
2,200    Apache..........................  $    94,600
2,200    Kerr-McGee......................      114,202
4,000    Ocean Energy....................       65,200
                                           -----------
                                               274,002
                                           -----------
         OIL -- INTERNATIONAL -- 1.5%
1,800    Amerada Hess....................      114,300
1,100    Murphy Oil......................       79,596
                                           -----------
                                               193,896
                                           -----------
         OIL DISTRIBUTION -- 0.9%
2,700    Sempra Energy...................       66,825
1,900    Williams Cos. ..................       51,870
                                           -----------
                                               118,695
                                           -----------
         OTHER UTILITIES -- 0.5%
5,200    Allied Waste Industries*........       66,300
                                           -----------
         PAPER -- 2.2%
4,500    Kimberly-Clark..................      279,000
                                           -----------
         REAL ESTATE ASSETS -- 0.1%
  300    Vornado Realty Trust............       11,910
                                           -----------
         RETAIL/WHOLESALE -- 10.7%
5,800    AutoNation*.....................       50,982
  700    AutoZone*.......................       36,302
1,200    Bed Bath & Beyond*..............       30,552
1,600    BJ's Wholesale Club*............       76,176
3,400    Cardinal Health.................      251,430
2,600    Caremark Rx*....................       43,368
2,600    Family Dollar Stores............       71,552
11,700   Kmart*..........................       81,783
12,100   Kroger*.........................      298,144
5,000    Sears, Roebuck & Co. ...........      173,200
5,400    TJX Companies...................      177,660
3,300    Toys "R" Us*....................       56,859
                                           -----------
                                             1,348,008
                                           -----------
         SERVICES -- 5.7%
1,400    Apollo Group, Class A*..........       58,842
4,700    Electronic Data Systems.........      270,626
3,000    H&R Block.......................      115,680
5,600    IMS Health......................      140,280
4,000    SunGard Data Systems*...........       93,480
4,900    Unisys*.........................       42,434
                                           -----------
                                               721,342
                                           -----------

SHARES                                        VALUE
------                                     ------------
         COMMON STOCKS (CONTINUED)
         SOAPS & COSMETICS -- 3.6%
3,600    Avon Products...................  $   166,500
4,400    Colgate-Palmolive...............      256,300
1,100    Estee Lauder Companies, Class
           A.............................       36,465
                                           -----------
                                               459,265
                                           -----------
         TELEPHONE -- 0.5%
3,400    AT&T............................       65,620
                                           -----------
         TEXTILES -- 0.6%
2,000    Jones Apparel Group*............       50,980
  700    V. F. ..........................       20,489
                                           -----------
                                                71,469
                                           -----------
         TRANSPORTATION -- 1.7%
7,900    Burlington Northern Santa Fe....      211,325
                                           -----------
         TRAVEL/ENTERTAINMENT -- 1.0%
2,200    Blockbuster, Class A............       48,180
3,000    Darden Restaurants..............       78,750
                                           -----------
                                               126,930
                                           -----------
         TOTAL COMMON STOCKS.............   11,308,524
                                           -----------
         RIGHTS -- 0.0%
         ELECTRIC UTILITIES -- 0.0%
1,100    Progress Energy -- CVO* (b).....            0
                                           -----------
         TOTAL RIGHTS....................            0
                                           -----------
         REPURCHASE AGREEMENTS -- 9.4%
         Bear Stearns, dated 9/28/01, due
           10/1/01 at 3.20% with a
           maturity value of $1,192,361
           (Collateralized by U.S.
           Treasury Bond)................    1,192,043
                                           -----------
         TOTAL REPURCHASE AGREEMENTS.....    1,192,043
                                           -----------
         TOTAL INVESTMENTS (COST
           $12,518,483) (a) -- 98.8%.....   12,500,567
                                           -----------
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 1.2%...........      154,822
                                           -----------
         NET ASSETS -- 100.0%............  $12,655,389
                                           ===========

---------------

*  Non-income producing security.

CVO -- Contingent Value Obligation.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

    Unrealized appreciation................  $4,413,725
    Unrealized depreciation................    (845,068)
                                             ----------
    Net unrealized appreciation............  $3,568,657
                                             ==========

(b) Bankrupt security/delisted; fair-valued by Management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS -- 91.0%
         AIRLINES -- 0.2%
 2,000   Southwest Airlines...............  $    29,680
                                            -----------
         AUTOS -- 0.5%
 3,800   Ford Motor.......................       65,930
                                            -----------
         BANKING -- 7.5%
 5,500   American Express.................      159,830
 2,500   Capital One Financial............      115,075
 4,000   General Electric.................      148,800
   300   Northern Trust...................       15,744
 4,300   State Street.....................      195,650
 1,200   Washington Mutual................       46,176
 5,900   Wells Fargo & Company............      262,255
                                            -----------
                                                943,530
                                            -----------
         CHEMICALS -- 0.2%
   700   Praxair..........................       29,400
                                            -----------
         COMPUTER -- 2.7%
13,100   Dell Computer*...................      242,743
11,400   Sun Microsystems*................       94,278
                                            -----------
                                                337,021
                                            -----------
         DRUGS -- 6.5%
 2,400   Allergan.........................      159,120
 5,000   Amgen*...........................      293,850
 3,100   Biogen*..........................      172,298
   800   Human Genome Sciences*...........       24,728
 5,500   Immunex*.........................      102,740
   200   Millennium Pharmaceuticals*......        3,552
 1,800   Sepracor*........................       64,620
                                            -----------
                                                820,908
                                            -----------
         ELECTRIC UTILITIES -- 1.3%
 1,500   AES*.............................       19,230
 3,600   Mirant*..........................       78,840
 3,800   NRG Energy*......................       61,598
                                            -----------
                                                159,668
                                            -----------
         ELECTRONICS -- 13.4%
 4,800   Applera Corporation -- Applied
           Biosystems Group...............      117,120
 3,400   Comverse Technology*.............       69,632
 7,200   Flextronics International*.......      119,088
 5,600   Guidant*.........................      215,600
11,100   Intel............................      226,884
 4,400   Maxim Integrated Products*.......      153,736

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
 6,000   Medtronic........................  $   261,000
 6,100   Micron Technology*...............      114,863
 2,500   Molex............................       70,275
 1,000   National Semiconductor*..........       22,050
 1,800   RF Micro Devices*................       29,916
 3,200   Tellabs*.........................       31,616
 6,500   Texas Instruments................      162,370
 4,200   Xilinx*..........................       98,826
                                            -----------
                                              1,692,976
                                            -----------
         FOOD -- 5.3%
10,700   Coca-Cola........................      501,295
 4,500   Coca-Cola Enterprises............       69,030
 1,600   Kellogg..........................       48,000
 3,200   Starbucks*.......................       47,488
                                            -----------
                                                665,813
                                            -----------
         HOUSEHOLD -- 1.1%
 6,000   Newell Rubbermaid................      136,260
                                            -----------
         INSURANCE -- 4.4%
 6,400   American International Group.....      499,200
 8,000   Conseco*.........................       58,080
                                            -----------
                                                557,280
                                            -----------
         MACHINERY -- 9.5%
 7,300   Applied Materials*...............      207,612
 3,500   Dover............................      105,385
12,400   Gillette.........................      369,520
 3,400   Illinois Tool Works..............      183,974
 2,700   Ingersoll-Rand...................       91,260
   500   KLA-Tencor*......................       15,790
 5,800   Masco............................      118,552
 2,100   Novellus Systems*................       59,976
 2,700   Teradyne*........................       52,650
                                            -----------
                                              1,204,719
                                            -----------
         MEDIA -- 0.3%
 1,700   Univision Communications, Class
           A*.............................       39,015
                                            -----------
         MISCELLANEOUS FINANCIAL -- 1.7%
18,300   Charles Schwab...................      210,450
                                            -----------
         OFFICE MACHINERY -- 2.3%
 7,800   EMC*.............................       91,650
 2,700   Lexmark International*...........      120,717
 4,700   Network Appliance*...............       31,960
 4,200   Symbol Technologies..............       44,058
                                            -----------
                                                288,385
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)  -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         OIL DISTRIBUTION -- 1.7%
 5,300   El Paso..........................  $   220,215
                                            -----------
         OIL SERVICES -- 1.0%
 4,900   Transocean Sedco Forex...........      129,360
                                            -----------
         REAL ESTATE ASSETS -- 0.2%
   400   Equity Residential Properties
           Trust..........................       23,360
                                            -----------
         RETAIL/WHOLESALE -- 8.9%
 1,700   Andrx Group*.....................      110,364
 3,400   Best Buy*........................      154,530
 1,100   eBay*............................       50,325
14,200   Gap..............................      169,690
 8,700   Home Depot.......................      333,819
 3,800   Kohl's*..........................      182,400
   600   RadioShack.......................       14,550
 8,100   Staples*.........................      107,892
                                            -----------
                                              1,123,570
                                            -----------
         SERVICES -- 6.6%
 1,900   Adobe Systems....................       45,562
   100   Amdocs*..........................        2,665
 5,200   Cadence Design Systems*..........       86,580
 2,800   Citrix Systems*..................       55,440
 1,800   Fiserv*..........................       61,560
 9,200   Hewlett-Packard..................      148,120
 3,500   Intuit*..........................      125,300
 1,400   Mercury Interactive*.............       26,656
 7,300   Oracle*..........................       91,834
 6,100   Paychex..........................      192,211
                                            -----------
                                                835,928
                                            -----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         SOAPS & COSMETICS -- 1.1%
 3,700   Clorox...........................  $   136,900
                                            -----------
         TELEPHONE -- 11.6%
 2,200   American Tower, Class A*.........       30,558
 2,300   Cablevision Systems, Class A*....       94,162
 4,200   Charter Communications, Class
           A*.............................       51,996
 4,400   Comcast, Class A*................      156,420
 2,700   Cox Communications, Class A*.....      112,725
 3,400   EchoStar Communications, Class
           A*.............................       79,118
   500   Gemstar-TV Guide
           International*.................        9,855
 2,923   Qwest Communications
           International..................       48,814
11,800   SBC Communications...............      556,016
11,700   Sprint (FON Group)...............      280,917
 5,300   Yahoo!*..........................       46,693
                                            -----------
                                              1,467,274
                                            -----------
         TEXTILES -- 0.9%
 2,700   Cintas...........................      108,810
   500   Sara Lee.........................       10,650
                                            -----------
                                                119,460
                                            -----------
         TRANSPORTATION -- 1.6%
 4,000   United Parcel Service, Class B...      207,920
                                            -----------
         TRAVEL/ENTERTAINMENT -- 0.5%
 3,000   Starwood Hotels & Resorts
           Worldwide......................       66,000
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $15,097,595) -- 91.0%..........  $11,511,022
                                            ===========

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                    SINCE
                                                              FISCAL    LAST 1    INCEPTION
                                                               YTD       YEAR     (6/7/00)
                                                              ------    ------    ---------
Institutional Shares (REDIX)................................  -7.66%    -26.73%    -22.63%
S&P 500 Index(1)............................................  -9.68%    -26.62%    -22.64%

     Stocks declined across the capitalization spectrum in the six months ended September 30, 2001. During the period, the S&P 500 Index fell 9.68% compared with a drop of 9.47% for the Russell 2000 Index(2). Until September, small cap stocks had outperformed large cap stocks, but investors sought out the relative "safety" of large cap names in the period after the tragic events of September
11. Despite the recent swoon in the relative performance of small cap stocks, the Russell 2000 Index is just over 5 percentage points ahead of the S&P 500 Index for the twelve months ending September 30, 2001.

     Large cap growth stocks topped value stocks in the past six months. The recent strength of large cap growth stocks is at odds with the mid and small cap segments of the market where value stocks have led the market. Even with the relatively solid performance of large cap growth stocks in the last six months, value stocks have maintained their advantage over the last year. For the year ended September 30, 2001, the S&P 500/Barra Value Index(3) fell 16.89% compared with a drop of 35.70% for the S&P 500/Barra Growth Index(4).

     For the last six months, the Fund solidly outperformed its S&P 500 Index benchmark. From a performance attribution perspective, the Fund's active exposures to risk factors helped relative performance while the independent stock selection effect was mildly positive. Among risk factors, the Fund's slightly below market beta and lower price-to-earnings profile had the largest positive impact. The Fund's slight differences in industry weightings relative to the S&P 500 Index had a small negative impact on relative performance during the quarter.

     The Fund's exposures to risk factors and industries are controlled very tightly and differ only slightly from the exposures of the S&P 500 Index. As a result, the Fund's active exposures to risk factors and industries are expected to impact relative performance minimally over time. Nevertheless, the past year has seen volatility along a number of dimensions that is several times historical averages. The volatility of the overall market, the daily dispersion between the returns for individual stocks and the swings between the returns associated with risk factors and industries have all been at record levels. When volatility among individual stocks and the features of stocks becomes this high, any differences, even very small ones, between a portfolio and a benchmark can cause larger than usual differences in performance. While the volatility of the past year has come down somewhat in recent months, along many dimensions volatility remains at record levels.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The S&P 500 Index is the benchmark for the AXA Rosenberg Enhanced 500 Fund. It is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

(2) The Russell 2000 Index measures the performance of approximately 2,000 small capitalization companies with market value up to $2.4 billion.

(3) The S&P 500/Barra Value Index measures the performance of the S&P 500 Index companies with higher book-price ratios.

(4) The S&P 500/Barra Growth Index measures the performance of the S&P 500 Index companies with lower book-price ratios.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS -- 98.0%
         AIRCRAFT -- 0.7%
  300    Goodrich.........................   $    5,844
  600    Boeing...........................       20,100
                                             ----------
                                                 25,944
                                             ----------
         AIRLINES -- 0.2%
  100    FedEx*...........................        3,675
  200    Southwest Airlines...............        2,968
                                             ----------
                                                  6,643
                                             ----------
         AUTOS -- 0.6%
  200    Delphi Automotive Systems........        2,350
  600    Ford Motor.......................       10,410
  200    General Motors...................        8,580
                                             ----------
                                                 21,340
                                             ----------
         BANKING -- 13.3%
  400    American Express.................       11,624
1,000    Bank of America..................       58,400
  200    Bank of New York.................        7,000
  700    Bank One.........................       22,029
  100    BB&T.............................        3,645
  300    Comerica.........................       16,620
  600    Fannie Mae.......................       48,036
  100    Fifth Third Bancorp..............        6,148
  700    FleetBoston Financial............       25,725
  200    Freddie Mac......................       13,000
3,500    General Electric.................      130,200
  100    Household International..........        5,638
  600    J.P. Morgan Chase & Co. .........       20,490
  100    KeyCorp..........................        2,414
  600    MBNA.............................       18,174
  100    Mellon Financial.................        3,233
  200    National City....................        5,990
  100    PNC Financial Services Group.....        5,725
  100    Providian Financial..............        2,015
  100    SouthTrust.......................        2,547
  100    State Street.....................        4,550
  300    SunTrust Banks...................       19,980
  100    Synovus Financial................        2,760
1,200    U.S. Bancorp.....................       26,616
  600    Wachovia.........................       18,600
  300    Washington Mutual................       11,544
  500    Wells Fargo & Company............       22,225
                                             ----------
                                                514,928
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         BUILDING -- 0.7%
  300    Centex...........................   $   10,119
  300    KB Home..........................        8,523
  300    Pulte............................        9,195
                                             ----------
                                                 27,837
                                             ----------
         CHEMICALS -- 0.9%
  200    Dow Chemical.....................        6,552
  300    Du Pont (E.I.) de Nemours........       11,256
  300    Engelhard........................        6,930
  400    Sherwin-Williams.................        8,888
                                             ----------
                                                 33,626
                                             ----------
         COMPUTER -- 0.6%
  800    Dell Computer*...................       14,824
1,000    Sun Microsystems*................        8,270
                                             ----------
                                                 23,094
                                             ----------
         DEFENSE -- 1.2%
  300    General Dynamics.................       26,496
  100    Lockheed Martin..................        4,375
  100    Raytheon.........................        3,475
  300    Textron..........................       10,083
                                             ----------
                                                 44,429
                                             ----------
         DRUGS -- 13.1%
  900    Abbott Laboratories..............       46,665
  800    American Home Products...........       46,600
  300    Amgen*...........................       17,631
1,000    Bristol-Myers Squibb.............       55,560
  700    Eli Lilly & Co. .................       56,490
1,600    Johnson & Johnson................       88,640
1,100    Merck & Co. .....................       73,260
1,900    Pfizer...........................       76,190
  400    Pharmacia........................       16,224
  500    Schering-Plough..................       18,550
  200    Watson Pharmaceuticals*..........       10,942
                                             ----------
                                                506,752
                                             ----------
         DURABLES -- 0.4%
  100    Harley-Davidson..................        4,050
  200    Whirlpool........................       11,070
                                             ----------
                                                 15,120
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         ELECTRIC UTILITIES -- 3.4%
  100    AES*.............................   $    1,282
  200    Allegheny Energy.................        7,340
  200    Ameren...........................        7,680
  300    American Electric Power..........       12,969
  100    Calpine*.........................        2,281
  200    Cinergy..........................        6,174
  200    Consolidated Edison..............        8,144
  200    Constellation Energy Group.......        4,840
  100    Dominion Resources...............        5,935
  200    Duke Energy......................        7,570
  400    Entergy..........................       14,224
  100    Exelon...........................        4,460
  400    FirstEnergy......................       14,380
  100    Mirant*..........................        2,190
  300    Pinnacle West Capital............       11,910
  100    Reliant Energy...................        2,632
  200    Southern.........................        4,796
  200    TXU..............................        9,264
  100    Xcel Energy......................        2,815
                                             ----------
                                                130,886
                                             ----------
         ELECTRONICS -- 6.8%
  100    Agilent Technologies*............        1,955
  100    Altera*..........................        1,638
  100    Analog Devices*..................        3,270
  600    Baxter International.............       33,030
  100    Becton, Dickinson & Co. .........        3,700
  300    Boston Scientific*...............        6,150
2,400    Cisco Systems*...................       29,232
  100    Guidant*.........................        3,850
2,200    Intel............................       44,968
  400    JDS Uniphase*....................        2,528
  100    Linear Technology................        3,280
1,000    Lucent Technologies..............        5,730
  100    Maxim Integrated Products*.......        3,494
  400    Medtronic........................       17,400
  200    Micron Technology*...............        3,766
  700    Motorola.........................       10,920
1,000    Nortel Networks..................        5,610
  200    Solectron*.......................        2,330
  200    St. Jude Medical*................       13,690
  400    Stryker..........................       21,160
  500    Texas Instruments................       12,490
  600    Tyco International...............       27,300
  100    Xilinx*..........................        2,353
                                             ----------
                                                259,844
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         FINANCIAL INVESTMENTS -- 0.4%
  200    Cendant*.........................   $    2,560
  300    Countrywide Credit Industries....       13,179
                                             ----------
                                                 15,739
                                             ----------
         FOOD -- 3.2%
  210    Archer-Daniels-Midland...........        2,644
  100    Campbell Soup....................        2,800
  800    Coca-Cola........................       37,480
  100    ConAgra Foods....................        2,245
  100    General Mills....................        4,550
  100    H.J. Heinz.......................        4,215
  100    Kellogg..........................        3,000
  900    PepsiCo..........................       43,650
  200    Unilever NV -- ADR...............       10,804
  200    Wm. Wrigley Jr. .................       10,260
                                             ----------
                                                121,648
                                             ----------
         HEALTH -- 0.7%
  400    HCA -- The Healthcare Company....       17,724
  300    HEALTHSOUTH*.....................        4,878
  100    Tenet Healthcare*................        5,965
                                             ----------
                                                 28,567
                                             ----------
         HOUSEHOLD -- 1.1%
  200    Cooper Industries................        8,294
  300    Johnson Controls.................       19,572
  300    National Service Industries......        6,195
  500    Pactiv*..........................        7,245
                                             ----------
                                                 41,306
                                             ----------
         INSURANCE -- 5.1%
  100    AFLAC............................        2,700
  200    Allstate.........................        7,470
  700    American International Group.....       54,600
  200    Humana*..........................        2,412
  300    Jefferson-Pilot..................       13,344
  100    John Hancock Financial
           Services.......................        3,995
  100    Marsh & McLennan Cos. ...........        9,670
  500    MetLife..........................       14,850
  300    MGIC Investment..................       19,602
  200    Torchmark........................        7,800
  400    UnitedHealth Group...............       26,600
  500    UnumProvident....................       12,625
  200    Wellpoint Health Networks*.......       21,830
                                             ----------
                                                197,498
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         LIQUOR & TOBACCO -- 2.8%
  200    Adolph Coors, Class B............   $    9,000
  600    Anheuser-Busch Cos. .............       25,128
1,300    Philip Morris Companies..........       62,777
  300    UST..............................        9,960
                                             ----------
                                                106,865
                                             ----------
         MACHINERY -- 2.5%
  200    Applied Materials*...............        5,688
  100    Baker Hughes.....................        2,895
  100    Caterpillar......................        4,480
  300    Crane............................        6,576
  100    Emerson Electric.................        4,706
  300    Gillette.........................        8,940
  100    Illinois Tool Works..............        5,411
  300    ITT Industries...................       13,440
  100    Masco............................        2,044
  200    McDermott International*.........        1,650
  300    Parker-Hannifin..................       10,290
  300    Stanley Works....................       10,965
  400    United Technologies..............       18,600
                                             ----------
                                                 95,685
                                             ----------
         MEDIA -- 1.1%
  200    Clear Channel Communications*....        7,950
  300    Deluxe...........................       10,362
  100    Gannett..........................        6,011
  100    Interpublic Group of Cos. .......        2,040
  100    Tribune..........................        3,140
  700    Walt Disney......................       13,034
                                             ----------
                                                 42,537
                                             ----------
         METALS -- 0.4%
  100    Alcan............................        3,000
  300    Alcoa............................        9,303
  300    Corning..........................        2,646
                                             ----------
                                                 14,949
                                             ----------
         MISCELLANEOUS FINANCIAL -- 3.4%
  400    Charles Schwab...................        4,600
2,200    Citigroup........................       89,100
  100    Franklin Resources...............        3,467
  100    Lehman Brothers Holdings.........        5,685
  200    Merrill Lynch & Co. .............        8,120
  400    Morgan Stanley Dean Witter &
           Co. ...........................       18,540
                                             ----------
                                                129,512
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         OFFICE MACHINERY -- 0.5%
  100    Eastman Kodak....................   $    3,253
  700    EMC*.............................        8,225
  200    Pitney Bowes.....................        7,640
                                             ----------
                                                 19,118
                                             ----------
         OIL -- 0.9%
  100    Anadarko Petroleum...............        4,808
  300    Apache...........................       12,900
  300    Kerr-McGee.......................       15,573
                                             ----------
                                                 33,281
                                             ----------
         OIL -- INTERNATIONAL -- 6.1%
  200    Amerada Hess.....................       12,700
  200    Chevron..........................       16,950
  500    Conoco, Class B..................       12,670
2,200    Exxon Mobil......................       86,680
  700    Occidental Petroleum.............       17,038
  400    Phillips Petroleum...............       21,576
1,000    Royal Dutch Petroleum -- ADR.....       50,250
  100    Unocal...........................        3,250
  500    USX-Marathon Group...............       13,375
                                             ----------
                                                234,489
                                             ----------
         OIL DISTRIBUTION -- 1.2%
  300    Ashland..........................       11,565
  100    Dynegy, Class A..................        3,465
  100    El Paso..........................        4,155
  200    Enron............................        5,446
  300    ONEOK............................        4,968
  200    Sempra Energy....................        4,950
  300    Sunoco...........................       10,680
  100    Williams Cos. ...................        2,730
                                             ----------
                                                 47,959
                                             ----------
         OIL SERVICES -- 0.4%
  100    Halliburton......................        2,255
  200    Schlumberger.....................        9,140
  100    Transocean Sedco Forex...........        2,640
                                             ----------
                                                 14,035
                                             ----------
         OTHER UTILITIES -- 0.1%
  200    Waste Management.................        5,348
                                             ----------
         PAPER -- 1.2%
  100    International Paper..............        3,480
  500    Kimberly-Clark...................       31,000
  100    Minnesota Mining & Mfg. .........        9,840
                                             ----------
                                                 44,320
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE -- 6.5%
  100    Albertson's......................   $    3,188
  200    AutoZone*........................       10,372
  200    Boise Cascade....................        5,900
  300    Cardinal Health..................       22,185
  100    Costco Wholesale*................        3,556
  100    CVS..............................        3,320
  300    Gap..............................        3,585
  700    Home Depot.......................       26,859
  100    Kohl's*..........................        4,800
  400    Kroger*..........................        9,856
  200    Longs Drug Stores................        5,440
  200    Lowe's Cos. .....................        6,330
  100    May Department Stores............        2,902
  100    McKesson.........................        3,779
  100    Safeway*.........................        3,972
  300    Sears, Roebuck & Co. ............       10,392
  400    Sysco............................       10,216
  300    Target...........................        9,525
  500    TJX Companies....................       16,450
  200    Toys "R" Us*.....................        3,446
1,500    Wal-Mart Stores..................       74,250
  300    Walgreen.........................       10,329
                                             ----------
                                                250,652
                                             ----------
         SERVICES -- 7.6%
  200    Automatic Data Processing........        9,408
  500    Compaq Computer..................        4,155
  200    Computer Associates
           International..................        5,148
  500    Electronic Data Systems..........       28,790
  100    First Data.......................        5,826
  400    H&R Block........................       15,424
  600    Hewlett-Packard..................        9,660
  500    IMS Health.......................       12,525
  800    International Business
           Machines.......................       73,840
1,700    Microsoft*.......................       86,989
1,800    Oracle*..........................       22,644
  100    Paychex..........................        3,151
  100    PeopleSoft*......................        1,804
  200    Qualcomm*........................        9,508
  100    Siebel Systems*..................        1,301
  100    Veritas Software*................        1,844
                                             ----------
                                                292,017
                                             ----------
         SOAPS & COSMETICS -- 2.1%
  400    Colgate-Palmolive................       23,300
  800    Procter & Gamble.................       58,232
                                             ----------
                                                 81,532
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         TELEPHONE -- 6.7%
  100    ALLTEL...........................   $    5,795
1,300    AOL Time Warner*.................       43,030
1,100    AT&T.............................       21,230
  600    BellSouth........................       24,930
  300    Nextel Communications, Class
           A*.............................        2,598
  500    Qwest Communications
           International..................        8,350
1,100    SBC Communications...............       51,832
  300    Sprint (FON Group)...............        7,203
  300    Sprint (PCS Group)*..............        7,887
1,300    Verizon Communications...........       70,343
  900    WorldCom - WorldCom Group*.......       13,536
                                             ----------
                                                256,734
                                             ----------
         TEXTILES -- 0.5%
  100    NIKE, Class B....................        4,681
  200    Sara Lee.........................        4,260
  300    V. F. ...........................        8,781
                                             ----------
                                                 17,722
                                             ----------
         TRANSPORTATION -- 1.1%
  700    Burlington Northern Santa Fe.....       18,725
  200    Carnival.........................        4,404
  200    CSX..............................        6,300
  100    Norfolk Southern.................        1,612
  200    Union Pacific....................        9,380
                                             ----------
                                                 40,421
                                             ----------
         TRAVEL/ENTERTAINMENT -- 0.5%
  300    Darden Restaurants...............        7,875
  400    McDonald's.......................       10,856
                                             ----------
                                                 18,731
                                             ----------
         TOTAL COMMON STOCKS..............    3,761,108
                                             ----------
         REPURCHASE AGREEMENTS -- 1.7%
         Bear Stearns, dated 9/28/01, due
           10/1/01 at 3.20% with a
           maturity value of $66,357
           (Collateralized by U.S.
           Treasury STRIPS)...............       66,339
                                             ----------
         TOTAL REPURCHASE AGREEMENTS......       66,339
                                             ----------
         TOTAL INVESTMENTS (COST
           $4,716,152) (A) -- 99.7%.......    3,827,447
                                             ----------
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 0.3%............       12,298
                                             ----------
         NET ASSETS -- 100.0%.............   $3,839,745
                                             ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

---------------
*  Non-income producing security.
ADR -- American Depository Receipt.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities.

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

    Unrealized appreciation................  $   180,949
    Unrealized depreciation................   (1,069,654)
                                             -----------
    Net unrealized depreciation............  $  (888,705)
                                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                 SINCE         SINCE
                                                           FISCAL    LAST 1    INCEPTION     INCEPTION
                                                            YTD       YEAR      (6/7/00)     (12/5/00)
                                                           ------    ------    ----------    ----------
Institutional Shares (REQIX).............................  -14.72%   -24.04%     -24.17%
Investor Shares (RIEIX)..................................  -15.01%       --                   -23.05%*
MSCI-EAFE Index(1).......................................  -14.70%   -28.27%     -29.02%      -25.93%*

*Cumulative

     Stock markets rebounded strongly in April on the hope of a recovery of the U.S. economy in the second half of the year. The rally quickly faded in the months after. As the world was stunned by the horrific terrorist attack in the U.S., global equity markets took a free-fall in September. For the first half of the fiscal year 2001, international large stocks, as measured by the MSCI-EAFE Index, was down 12.56%.

     Although rebounding with the U.S. stock market in April, the European markets continued to drift lower. Economic data released in Europe and U.S. during the first half indicated a weakening global economy. The news on the corporate earnings side wasn't encouraging either as the global economy was on the edge of a recession. Following the terrorist attack on September 11, the markets fell sharply lower. As investors worried that the terrorist attack and the possible U.S. military action may delay a quick recovery of the U.S. economy, the markets touched a new low for the year after April. Among the major economic groups, airline, automobile and consumer durables were among the hardest-hit sectors. For the first half of the fiscal year, European large stocks lost 13.58%.

     In Japan, economic data released during the six-month period reflected significant worsening. With a record high unemployment rate of 5.0% and falling industrial production and consumer spending, Japan's economy continued to move down the deflationary spiral. Although the government focused its attention on the proposed budgets and economic restructuring, especially in the banking system, these actions would likely exacerbate deflationary pressures and unemployment, at least in the short to medium term. The stock markets continued to fall after a short rally in April, and the Nikkei Index(2) posted 17-year lows in September. During the same period, large stocks dropped more than 18.04%.

     Elsewhere in Asia, most markets fell after a short-lived yet strong rally in April. As the slowing global economy has had a huge impact on the export-dependent economies in Asia, gross domestic product in Hong Kong and Singapore shrank as exports fell in two consecutive quarters. Although the Australian economy has been relatively insulated from a wide global economic slowdown in the first half of the year, the stock market wasn't spared in the sell-off, as seen in the other major global equity markets after the September 11 terrorist attack in the U.S. For the six months as a whole, large stocks in the Pacific ex Japan region lost 14.62%.

     The U.S. dollar weakened during the six-month period. The Japanese yen appreciated almost 5% against the dollar. Other major currencies also strengthened against the U.S. dollar during the same period.

     For the six-month period, the Fund slightly underperformed its benchmark, the MSCI-EAFE Index. The underperformance was concentrated in September and was mostly from Japan. The underperformance was mainly due to the negative returns from industry selection while stock selection and risk control still has contributed positive active returns. The Manager strives to add value consistently through bottom-up stock selection, and avoids heavy bets on countries and industries. Since inception, the Fund's performance has also exceeded that of the benchmark.

     The Manager follows a systematic and disciplined approach to international investing. As of September 30, 2001, the portfolio holdings were diversified over 21 countries and over 230 companies. The top 10 holdings accounted for about 20% of the total portfolio. Approximately 70% of the holdings were invested in Europe. Pharmaceutical firms, together with Banks, represented about 27% of the portfolio. The median market capitalization of the holdings was approximately $20 billion.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI-EAFE) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East. Investors cannot invest directly in any Index.

(2) The Nikkei Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS -- 99.1%
          AUSTRALIA -- 3.0%
          Banking -- 1.2%
  2,500   Australia & New Zealand Banking
            Group.........................   $   19,715
    500   Commonwealth Bank of
            Australia.....................        6,440
  4,700   National Australia Bank.........       59,518
    800   Westpac Banking Corporation.....        5,247
                                             ----------
                                                 90,920
                                             ----------
          Construction Materials -- 0.0%
    600   Iluka Resources.................          992
                                             ----------
          Electronics -- 0.0%
  7,700   Pacific Dunlop..................        2,736
                                             ----------
          Insurance -- 0.5%
  3,500   AMP.............................       31,333
  3,900   AXA Asia Pacific Holdings.......        4,715
                                             ----------
                                                 36,048
                                             ----------
          Media -- 0.5%
  6,600   News Corporation................       40,389
                                             ----------
          Metals -- 0.1%
    700   Rio Tinto.......................       10,795
                                             ----------
          Oil -- 0.2%
  4,100   Santos..........................       11,978
                                             ----------
          Real Estate Assets -- 0.0%
  5,900   Lihir Gold*.....................        3,319
                                             ----------
          Retail/Wholesale -- 0.3%
  6,000   Coles Myer......................       20,461
                                             ----------
          Telephone -- 0.2%
  6,000   Telstra Corporation.............       15,516
                                             ----------
                                                233,154
                                             ----------
          BELGIUM -- 0.4%
          Retail/Wholesale -- 0.4%
    570   Delhaize Le Lion................       31,951
                                             ----------
          CHINA -- 0.1%
          Electric Utilities -- 0.1%
  4,000   Citic Pacific...................        7,539
                                             ----------
          DENMARK -- 1.3%
          Drugs -- 1.0%
  1,500   Novo Nordisk, Class B...........       62,278
    900   Novozymes, Class B..............       19,951
                                             ----------
                                                 82,229
                                             ----------
          Insurance -- 0.2%
    800   Codan...........................       12,345
                                             ----------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          DENMARK (CONTINUED)
          Real Estate Assets -- 0.1%
    390   Aktieselskabet Potagua, Class
            B.............................   $    4,156
                                             ----------
                                                 98,730
                                             ----------
          FINLAND -- 1.5%
          Electric Utilities -- 0.3%
  4,864   Fortum..........................       21,484
                                             ----------
          Electronics -- 1.0%
  4,800   Nokia...........................       78,467
                                             ----------
          Miscellaneous Financial -- 0.1%
    700   Pohjola Group Insurance, Class
            B.............................       11,411
                                             ----------
          Paper -- 0.1%
  1,800   Metsa Serla, Class B............        8,180
                                             ----------
                                                119,542
                                             ----------
          FRANCE -- 9.7%
          Autos -- 1.3%
  1,800   PSA Peugeot Citroen.............       67,047
  1,228   Renault.........................       35,787
                                             ----------
                                                102,834
                                             ----------
          Banking -- 1.6%
  1,622   Credit Lyonnais.................       51,140
  1,490   Societe Generale, Class A.......       74,361
                                             ----------
                                                125,501
                                             ----------
          Building -- 0.1%
    130   Eiffage.........................        7,814
                                             ----------
          Chemicals -- 0.1%
  1,742   Rhodia..........................       11,105
                                             ----------
          Defense -- 0.1%
     18   Dassault Aviation...............        4,279
                                             ----------
          Drugs -- 2.4%
  2,322   Aventis.........................      176,152
                                             ----------
          Electronics -- 1.0%
  6,870   Alcatel.........................       79,020
                                             ----------
          Financial Investments -- 0.0%
     50   Finaxa..........................        3,188
                                             ----------
          Household -- 0.1%
    125   Faurecia........................        5,684
                                             ----------
          Insurance -- 1.1%
  1,100   Assurances Generales de
            France........................       50,390
    702   CNP Assurances..................       21,833
    362   Scor............................       11,704
                                             ----------
                                                 83,927
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          FRANCE (CONTINUED)
          Machinery -- 0.5%
  1,234   Alstom..........................   $   18,858
  2,441   Usinor..........................       19,563
                                             ----------
                                                 38,421
                                             ----------
          Media -- 0.3%
    850   Lagardere.......................       26,784
                                             ----------
          Metals -- 0.4%
    727   Pechiney, Class A...............       27,477
                                             ----------
          Oil -- 0.4%
     62   Elf Gabon.......................        8,413
    150   TotalFinaElf....................       20,150
                                             ----------
                                                 28,563
                                             ----------
          Soaps & Cosmetics -- 0.3%
  1,016   Christian Dior..................       24,381
                                             ----------
                                                745,130
                                             ----------
          GERMANY -- 8.8%
          Autos -- 0.7%
  1,593   Volkswagen......................       55,564
                                             ----------
          Building -- 0.1%
    830   Hochtief........................        8,164
                                             ----------
          Chemicals -- 1.9%
  2,930   BASF............................      103,000
  1,520   Bayer...........................       43,051
                                             ----------
                                                146,051
                                             ----------
          Drugs -- 0.0%
     30   Merck...........................        1,079
                                             ----------
          Electric Utilities -- 3.6%
  3,070   E.On............................      157,688
  2,712   RWE.............................      108,674
                                             ----------
                                                266,362
                                             ----------
          Electronics -- 0.2%
    220   Fresenius.......................       17,635
                                             ----------
          Insurance -- 0.4%
     42   Allianz Lebensversicherungs.....       19,507
    420   DBV-Winterthur Holding..........       14,344
                                             ----------
                                                 33,851
                                             ----------
          Machinery -- 1.5%
  3,100   Siemens.........................      116,881
                                             ----------
          Metals -- 0.4%
  3,160   ThyssenKrupp....................       32,808
                                             ----------
                                                678,395
                                             ----------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          HONG KONG -- 1.5%
          Airlines -- 0.0%
  4,000   Cathay Pacific Airways..........   $    3,436
                                             ----------
          Banking -- 0.0%
  4,000   Liu Chong Hing Bank.............        3,334
                                             ----------
          Electric Utilities -- 0.3%
  4,000   CLP Holdings....................       15,386
  2,000   Hongkong Electric Holdings......        7,693
                                             ----------
                                                 23,079
                                             ----------
          Food -- 0.0%
  4,000   Chaoda Modern Agriculture
            (Holdings)*...................        1,051
  6,200   Euro-Asia Agricultural
            (Holdings) Company*...........        1,081
                                             ----------
                                                  2,132
                                             ----------
          Real Estate Assets -- 0.8%
 14,000   Amoy Properties.................       13,552
 12,000   Chinese Estates Holdings*.......          923
  2,000   Henderson Land Development
            Company.......................        6,552
  6,000   Hopewell Holdings...............        2,673
 16,000   New World Development Company...       10,770
  4,000   Shui On Construction &
            Materials.....................        2,333
  3,000   Sun Hung Kai Properties.........       19,118
                                             ----------
                                                 55,921
                                             ----------
          Retail/Wholesale -- 0.1%
 10,000   Dairy Farm International
            Holdings*.....................        6,050
                                             ----------
          Telephone -- 0.1%
 44,000   Pacific Century CyberWorks*.....       10,831
                                             ----------
          Textiles -- 0.1%
  4,000   Yue Yuen Industrial
            (Holdings)....................        6,718
                                             ----------
          Travel/Entertainment -- 0.1%
  8,000   Hongkong & Shanghai Hotels......        2,180
 10,000   Shangri-La Asia.................        5,385
                                             ----------
                                                  7,565
                                             ----------
                                                119,066
                                             ----------
          ITALY -- 5.3%
          Autos -- 0.7%
  3,000   Fiat............................       52,457
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          ITALY (CONTINUED)
          Banking -- 1.0%
 10,000   Banca di Roma...................   $   22,130
  4,000   Banca Popolare di Milano Scrl...       15,846
 17,000   IntesaBci.......................       42,034
                                             ----------
                                                 80,010
                                             ----------
          Building -- 0.1%
 17,000   Impregilo*......................        7,184
                                             ----------
          Construction Materials -- 1.0%
  3,000   Italcementi.....................       20,546
  2,000   Italmobiliare...................       60,107
                                             ----------
                                                 80,653
                                             ----------
          Defense -- 0.0%
  3,000   Finmeccanica*...................        1,970
                                             ----------
          Insurance -- 0.3%
  2,000   Societa Assicuratrice
            Industriale...................       21,602
                                             ----------
          Media -- 0.0%
  8,000   Cofide..........................        2,900
  1,123   Seat Pagine Gialle*.............          826
                                             ----------
                                                  3,726
                                             ----------
          Metals -- 0.3%
 14,000   Pirelli.........................       20,298
                                             ----------
          Telephone -- 1.9%
 19,000   Telecom Italia..................      143,447
                                             ----------
                                                411,347
                                             ----------
          JAPAN -- 22.7%
          Airlines -- 0.3%
  9,000   All Nippon Airways Co.*.........       21,833
                                             ----------
          Autos -- 2.1%
  3,000   Aichi Machine Industry Co. .....        4,407
  2,500   Honda Motor.....................       81,213
  2,000   Suzuki Motor....................       19,391
  1,600   Toyota Motor....................       41,098
  2,000   Yamaha Motor Co. ...............       13,263
                                             ----------
                                                159,372
                                             ----------
          Banking -- 1.7%
      8   Mizuho Holdings.................       30,891
    200   Sanyo Shinpan Finance Co. ......        5,742
  4,000   Sumitomo Mitsui Banking.........       28,675
 17,000   The Asahi Bank..................       18,979
 10,000   The Chuo Mitsui Trust & Banking
            Company.......................       14,942
  5,000   The Hokuriku Bank*..............        8,478
  1,000   The Shikoku Bank................        5,599

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Banking (continued)
    500   The Tokyo Tomin Bank............   $    5,666
      3   UFJ Holdings....................       14,908
                                             ----------
                                                133,880
                                             ----------
          Building -- 0.6%
  3,000   Sekisui Chemical Co. ...........        8,562
  7,000   Taisei..........................       22,211
  3,000   Toda............................       11,937
                                             ----------
                                                 42,710
                                             ----------
          Chemicals -- 0.6%
  1,000   Dainippon Ink & Chemicals.......        1,847
  1,000   Kaneka..........................        6,447
 14,000   Mitsubishi Chemical.............       29,732
  2,000   Mitsui Chemicals................        5,859
                                             ----------
                                                 43,885
                                             ----------
          Construction Materials -- 0.2%
  4,000   Taiheiyo Cement.................        9,939
  2,000   Tokuyama........................        5,406
                                             ----------
                                                 15,345
                                             ----------
          Drugs -- 2.2%
  1,000   Chugai Pharmaceutical Co. ......       15,554
  2,000   Nippon Shinyaku Co. ............       10,879
  1,000   Ono Pharmaceutical..............       31,478
  3,000   Sankyo Co. .....................       53,009
  3,000   Tanabe Seiyaku Co. .............       26,694
  2,000   Tsumura & Co.*..................        8,982
  1,000   Yamanouchi Pharmaceutical
            Co. ..........................       26,861
                                             ----------
                                                173,457
                                             ----------
          Durables -- 0.4%
    600   Sony............................       22,110
  3,000   Victor Company of Japan.........       12,163
                                             ----------
                                                 34,273
                                             ----------
          Electric Utilities -- 2.3%
  5,500   Kansai Electric Power...........       92,335
  1,900   Kyushu Electric Power...........       33,812
  2,900   Tohoku Electric Power...........       52,216
                                             ----------
                                                178,363
                                             ----------
          Electronics -- 4.3%
    400   Futaba..........................       10,342
 12,000   Hitachi.........................       79,878
    900   Komatsu Electronic Metals*......        3,060
  5,000   Matsushita Electric
            Industrial....................       61,277
 13,000   Mitsubishi Electric.............       45,832

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Electronics (continued)
 10,000   Mitsubishi Materials............   $   16,621
  4,000   NEC.............................       32,670
  1,000   Oki Electric Industry Company...        2,661
  2,000   Sharp...........................       17,964
 17,000   Toshiba.........................       65,071
                                             ----------
                                                335,376
                                             ----------
          Financial Investments -- 0.1%
  1,000   Tokyo Leasing...................        5,037
                                             ----------
          Insurance -- 0.3%
  6,000   The Dai-Tokyo Fire & Marine
            Insurance Co. ................       19,995
                                             ----------
          Liquor & Tobacco -- 0.2%
      2   Japan Tobacco...................       14,539
                                             ----------
          Machinery -- 0.8%
  4,000   Ishikawajima-Harima Heavy
            Industries Co. ...............        8,092
 12,000   Kawasaki Heavy Industries*......       12,591
 10,000   Kubota..........................       28,121
  2,000   Makita..........................       10,829
    200   Shinkawa........................        2,527
                                             ----------
                                                 62,160
                                             ----------
          Media -- 0.1%
    200   Asahi Broadcasting..............       10,073
                                             ----------
          Metals -- 0.0%
  1,000   Hitachi Metals..................        2,770
                                             ----------
          Miscellaneous Financial -- 0.8%
  9,000   Nikko Securities Co. ...........       47,822
  6,000   Shinko Securities Co. ..........       11,181
                                             ----------
                                                 59,003
                                             ----------
          Oil Distribution -- 0.2%
  3,000   Nippon Mitsubishi Oil...........       13,523
                                             ----------
          Real Estate Assets -- 0.2%
  2,000   Sumitomo Realty & Development
            Co. ..........................       13,968
                                             ----------
          Retail/Wholesale -- 1.6%
 12,000   Marubeni*.......................       13,196
  8,000   Mitsubishi......................       57,215
 10,000   Mitsui & Co. ...................       56,745
                                             ----------
                                                127,156
                                             ----------
          Services -- 1.0%
  9,000   Fujitsu.........................       75,471
                                             ----------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
          Soaps & Cosmetics -- 0.2%
  2,000   Kanebo*.........................   $    3,643
  1,000   Shiseido Company................        8,612
                                             ----------
                                                 12,255
                                             ----------
          Telephone -- 0.9%
     11   DDI.............................       30,102
      3   NTT DoCoMo......................       40,544
                                             ----------
                                                 70,646
                                             ----------
          Transportation -- 1.2%
     12   Central Japan Railway...........       84,109
      2   West Japan Railway..............       11,248
                                             ----------
                                                 95,357
                                             ----------
          Travel/Entertainment -- 0.4%
    800   Heiwa...........................       15,983
    300   Sankyo Co., Gunma...............        9,041
  3,000   Tokyo Dome*.....................        8,008
                                             ----------
                                                 33,032
                                             ----------
                                              1,753,479
                                             ----------
          NETHERLANDS -- 4.6%
          Banking -- 0.8%
  3,580   ABN AMRO Holding................       59,045
                                             ----------
          Building -- 0.0%
    170   Hollandsche Beton Groep.........        2,129
                                             ----------
          Financial Investments -- 0.1%
      5   N.V. Petroleum - Maatschappij
            Moeara Enim...................        8,879
                                             ----------
          Media -- 0.0%
    160   Wegener.........................        1,115
                                             ----------
          Office Machinery -- 0.2%
  1,180   Oce.............................        8,382
    770   Stork...........................        6,697
                                             ----------
                                                 15,079
                                             ----------
          Oil -- International -- 3.0%
  4,460   Royal Dutch Petroleum...........      224,291
                                             ----------
          Real Estate Assets -- 0.0%
     26   Wereldhave......................        1,179
                                             ----------
          Retail/Wholesale -- 0.1%
  1,230   Buhrmann........................        7,270
                                             ----------
          Services -- 0.0%
     70   Getronics.......................          163
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          NETHERLANDS (CONTINUED)
          Telephone -- 0.3%
  7,620   Koninklijke (Royal) KPN.........   $   20,819
                                             ----------
          Transportation -- 0.1%
    720   Koninklijke Vopak...............       11,475
                                             ----------
                                                351,444
                                             ----------
          NEW ZEALAND -- 0.2%
          Electric Utilities -- 0.1%
  3,700   Contact Energy..................        5,117
                                             ----------
          Food -- 0.1%
 20,100   Carter Holt Harvey..............       12,102
                                             ----------
                                                 17,219
                                             ----------
          NORWAY -- 0.2%
          Food -- 0.2%
    400   Norsk Hydro.....................       14,679
                                             ----------
          SINGAPORE -- 0.9%
          Real Estate Assets -- 0.3%
  3,000   Fraser & Neave..................       12,229
  5,000   Keppel..........................        8,096
  3,000   Singapore Land..................        5,809
                                             ----------
                                                 26,134
                                             ----------
          Telephone -- 0.6%
 39,440   Singapore Telecommunications....       40,414
                                             ----------
          Travel/Entertainment -- 0.0%
 11,000   Raffles Holdings................        2,366
                                             ----------
                                                 68,914
                                             ----------
          SPAIN -- 2.9%
          Banking -- 0.8%
  7,600   Banco Santander Central
            Hispano.......................       58,278
                                             ----------
          Insurance -- 0.2%
  2,490   Corporacion Mapfre, Compania
            Internacional de Reaseguros...       14,717
                                             ----------
          Oil -- 1.3%
  7,440   Repsol YPF......................      107,057
                                             ----------
          Telephone -- 0.6%
  4,190   Telefonica*.....................       46,325
                                             ----------
                                                226,377
                                             ----------
          SWEDEN -- 1.6%
          Airlines -- 0.1%
  1,400   SAS*............................        7,218
                                             ----------
          Autos -- 0.3%
  1,900   Volvo, Class A..................       23,510
                                             ----------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          SWEDEN (CONTINUED)
          Durables -- 0.4%
  2,600   Electrolux, Class B.............   $   27,053
                                             ----------
          Financial Investments -- 0.7%
  2,600   Bure Equity.....................        5,606
  4,600   Investor, Class B...............       43,551
    800   Ratos, Class B..................        6,074
                                             ----------
                                                 55,231
                                             ----------
          Paper -- 0.1%
    800   Industriforvaltnings AB
            Kinnevik, Class B.............       10,124
                                             ----------
          Telephone -- 0.0%
    280   Transcom WorldWide, Class A*....          220
    520   Transcom WorldWide, Class B*....          463
                                             ----------
                                                    683
                                             ----------
                                                123,819
                                             ----------
          SWITZERLAND -- 7.6%
          Airlines -- 0.0%
     30   SAirGroup*......................          762
                                             ----------
          Banking -- 1.4%
  2,270   UBS.............................      106,161
                                             ----------
          Chemicals -- 0.0%
     41   Syngenta*.......................        2,072
                                             ----------
          Drugs -- 4.8%
    440   Ciba Specialty Chemicals........       26,130
  6,300   Novartis........................      246,697
  1,300   Roche Holding...................       93,287
                                             ----------
                                                366,114
                                             ----------
          Electronics -- 0.2%
    200   Ascom Holding...................        3,093
     50   Sulzer..........................        7,485
    100   Sulzer Medica...................        5,382
     20   Unaxis Holding..................        1,460
                                             ----------
                                                 17,420
                                             ----------
          Insurance -- 1.2%
     80   Helvetia Patria Holding.........       11,655
     33   Schweizerische
            Lebensversicherungs-und
            Rentenanstalt (Swiss Life)....       14,004
    317   Zurich Financial Services.......       64,811
                                             ----------
                                                 90,470
                                             ----------
          Machinery -- 0.0%
     60   Zellweger Luwa*.................        2,598
                                             ----------
                                                585,597
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          UNITED KINGDOM -- 26.8%
          Aircraft -- 0.1%
  5,000   Rolls-Royce.....................   $    9,571
                                             ----------
          Autos -- 0.2%
  7,325   Tomkins.........................       16,310
                                             ----------
          Banking -- 8.0%
  5,000   Abbey National..................       72,860
  6,000   Barclays........................      164,813
 10,736   HBOS............................      116,210
 10,000   HSBC Holdings...................      105,157
  7,000   Royal Bank of Scotland Group....      154,011
                                             ----------
                                                613,051
                                             ----------
          Electronics -- 0.3%
 10,000   Cookson Group...................        7,055
 24,000   Invensys........................       12,434
                                             ----------
                                                 19,489
                                             ----------
          Financial Investments -- 1.0%
 20,000   Old Mutual......................       34,244
  9,000   Royal & Sun Alliance Insurance
            Group.........................       44,940
                                             ----------
                                                 79,184
                                             ----------
          Food -- 1.7%
  1,526   Associated British Foods........       10,249
 16,000   Unilever........................      120,751
                                             ----------
                                                131,000
                                             ----------
          Insurance -- 2.6%
  9,656   CGNU............................      118,640
  3,000   John Mowlem & Co. ..............        8,465
 34,000   Legal & General Group...........       73,830
                                             ----------
                                                200,935
                                             ----------
          Liquor & Tobacco -- 1.5%
 13,000   British American Tobacco........      114,923
                                             ----------
          Machinery -- 0.5%
  7,000   FKI.............................       14,274
  4,000   Hunting.........................       10,082
  5,000   Morgan Crucible Company.........       13,631
                                             ----------
                                                 37,987
                                             ----------
          Media -- 0.5%
  7,000   Rank Group......................       19,367
  4,000   Trinity Mirror..................       20,458
                                             ----------
                                                 39,825
                                             ----------

SHARES                                         VALUE
-------                                     ------------
          COMMON STOCKS (CONTINUED)
          UNITED KINGDOM (CONTINUED)
          Oil -- 0.4%
  4,000   Enterprise Oil..................   $   30,188
                                             ----------
          Oil -- International -- 4.0%
 37,000   BP Amoco........................      305,067
                                             ----------
          Retail/Wholesale -- 0.3%
    400   New Look Group..................          479
  3,000   Scottish & Newcastle............       22,718
                                             ----------
                                                 23,197
                                             ----------
          Soaps & Cosmetics -- 0.0%
    800   Body Shop International.........          982
                                             ----------
          Telephone -- 5.2%
 26,000   British Telecommunications......      129,922
120,000   Vodafone Group..................      264,106
                                             ----------
                                                394,028
                                             ----------
          Transportation -- 0.2%
 19,000   Stagecoach Holdings.............       18,989
                                             ----------
          Travel/Entertainment -- 0.3%
  5,000   Hilton Group....................       13,503
  7,000   Thistle Hotels..................        9,311
                                             ----------
                                                 22,814
                                             ----------
                                              2,057,540
                                             ----------
          TOTAL INVESTMENTS (COST
            $9,889,964) (A) -- 99.1%......    7,643,922
                                             ----------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 0.9%...........       70,670
                                             ----------
          NET ASSETS -- 100.0%............   $7,714,592
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation...............  $   168,565
   Unrealized depreciation...............   (2,414,607)
                                           -----------
   Net unrealized depreciation...........  $(2,246,042)
                                           ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/01

                                                                                    SINCE        SINCE
                                                              FISCAL    LAST 1    INCEPTION    INCEPTION
                                                               YTD       YEAR     (9/29/00)    (8/23/01)
                                                              ------    ------    ---------    ---------
Institutional Shares (MSMNX)................................  18.66%    14.43%      14.43%
Investor Shares (RMSIX).....................................     --        --                    9.72%*
U.S. 90-day Treasury Bills..................................   1.93%     4.82%       4.82%       0.35%*

*Cumulative

     The AXA Rosenberg Multi-Strategy Market Neutral Fund is an equally-weighted combination of three distinct market neutral strategies -- Value Market Neutral, Large Cap Market Neutral, and Growth Market Neutral. Because each strategy has a unique earnings profile, the Manager expects that over the long run, there will not be a systematic relationship between the returns of the Fund and the value/growth cycle in the U.S. equity market.

     For the six-month period ending September 30, 2001, the Fund outperformed the benchmark by 16.73%. All three strategies posted strong positive returns over the period.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the AXA Rosenberg Multi-Strategy Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Multi-Strategy Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Multi-Strategy Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Multi-Strategy Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 85.4%
         AIRCRAFT -- 0.0%
  300    SIFCO Industries.................  $     1,380
                                            -----------
         AIRLINES -- 0.1%
  300    Atlantic Coast Airlines
           Holdings*......................        3,990
  200    Delta Air Lines..................        5,270
                                            -----------
                                                  9,260
                                            -----------
         AUTOS -- 0.8%
  300    Aftermarket Technology*..........        4,440
  900    Cummins..........................       29,700
3,000    Delphi Automotive Systems........       35,250
2,100    Visteon..........................       26,775
                                            -----------
                                                 96,165
                                            -----------
         BANKING -- 6.3%
  300    American Business Financial
           Services.......................        5,196
  200    American Home Mortgage
           Holdings.......................        3,490
1,100    AmeriCredit*.....................       34,782
2,600    Bank of America..................      151,840
2,000    Colonial BancGroup...............       25,600
2,300    Concord EFS*.....................      112,585
1,200    Fannie Mae.......................       96,072
  800    Federal Home Loan Mortgage
           Corporation....................       52,000
  100    First Citizens BancShares, Class
           A..............................        8,319
  500    First Tennessee National.........       18,500
  500    GreenPoint Financial.............       17,550
  400    ITLA Capital*....................        8,100
  700    Metris Companies.................       17,325
  100    North Fork Bancorporation........        2,974
  600    Student Loan.....................       42,300
1,900    Synovus Financial................       52,440
2,400    U.S. Bancorp.....................       53,232
1,100    UMB Financial....................       45,650
  300    WFS Financial*...................        5,325
                                            -----------
                                                753,280
                                            -----------
         BUILDING -- 0.4%
  200    Encompass Services*..............          756
  800    Lennar...........................       28,832
  600    Skyline..........................       16,020
  500    Willbros Group*..................        6,760
                                            -----------
                                                 52,368
                                            -----------
         CHEMICALS -- 0.7%
  200    Alcide*..........................        5,200
2,800    Sherwin-Williams.................       62,216
  300    TETRA Technologies*..............        5,226
  800    Wellman..........................        9,240
                                            -----------
                                                 81,882
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         COMPUTER -- 0.3%
2,200    Dell Computer*...................  $    40,766
                                            -----------
         CONSTRUCTION MATERIALS -- 0.2%
  400    Ameron International.............       25,776
                                            -----------
         DEFENSE -- 0.9%
  300    Allied Research*.................        4,653
  300    DRS Technologies*................       10,425
  700    General Dynamics.................       61,824
  300    Pemco Aviation Group*............        4,053
  900    Textron..........................       30,249
                                            -----------
                                                111,204
                                            -----------
         DRUGS -- 9.1%
1,200    Abbott Laboratories..............       62,220
1,800    American Home Products...........      104,850
1,100    Bausch & Lomb....................       31,130
  600    Eli Lilly & Co. .................       48,420
  900    Forest Laboratories, Class A*....       64,926
1,500    Genzyme-General Division*........       68,130
  300    ICOS*............................       14,763
1,500    IDEC Pharmaceuticals*............       74,355
  700    Interneuron Pharmaceuticals*.....        3,486
  300    Invitrogen*......................       19,728
2,200    Johnson & Johnson................      121,880
1,300    King Pharmaceuticals*............       54,535
1,200    Merck & Co. .....................       79,920
2,400    Mylan Laboratories...............       78,288
1,100    NBTY*............................       14,476
  200    PacificHealth Laboratories*......          732
3,000    Perrigo*.........................       45,450
  400    Pharmaceutical Resources*........       14,300
1,700    Pharmacia........................       68,952
2,400    SICOR*...........................       45,336
1,300    Watson Pharmaceuticals*..........       71,123
                                            -----------
                                              1,087,000
                                            -----------
         DURABLES -- 0.2%
  100    Royal Appliance Manufacturing*...          455
  500    Whirlpool........................       27,675
                                            -----------
                                                 28,130
                                            -----------
         ELECTRIC UTILITIES -- 2.3%
1,400    Entergy..........................       49,784
1,800    FirstEnergy......................       64,710
1,900    Northeast Utilities..............       35,587
1,600    Public Service Co. of New
           Mexico.........................       40,336
1,900    TXU..............................       88,008
                                            -----------
                                                278,425
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS -- 10.1%
  200    Advanced Neuromodulation
           Systems*.......................  $     4,140
  500    American Science &
           Engineering*...................        7,400
  700    Apogent Technologies*............       16,730
  300    Ault*............................        1,170
2,400    Baxter International.............      132,120
  800    Becton, Dickinson & Co. .........       29,600
  300    Bio-Rad Laboratories, Class A*...       14,100
  200    Bio-Vascular*....................          994
  300    BioLase Technology*..............        1,185
1,700    Biomet...........................       49,725
3,900    Boston Scientific*...............       79,950
  700    CardioDynamics International*....        3,360
  800    Checkpoint Systems*..............        8,744
  600    Cobra Electronics*...............        3,300
  500    Comtech Telecommunications*......        7,365
  300    Conceptus*.......................        5,220
  600    CONMED*..........................       10,620
1,800    Cytyc*...........................       48,258
1,000    Datascope........................       38,780
  100    Datum*...........................        1,102
1,200    DENTSPLY International...........       55,128
  600    EMS Technologies*................        8,310
  200    Espey Mfg. & Electronics.........        3,796
  300    Esterline Technologies*..........        4,755
  200    Fischer Imaging*.................        2,630
  300    Genesis Microchip*...............        8,442
  600    Haemonetics*.....................       20,766
1,300    Imation*.........................       27,170
  700    Input/Output*....................        5,726
  300    Integra LifeSciences Holdings*...        8,286
  600    Invacare.........................       24,300
  300    Invivo*..........................        3,435
  300    Isco*............................        2,226
  300    Itron*...........................        6,906
  300    Kensey Nash*.....................        5,739
  200    Kewaunee Scientific..............        1,578
  600    LeCroy*..........................       11,622
  200    M-WAVE*..........................          802
  300    Med-Design*......................        4,320
  200    MedAmicus*.......................        3,150
  200    Medical Action Industries*.......        3,380
  300    Mentor...........................        7,590
  300    Mesa Laboratories*...............        1,440
  800    Mine Safety Appliances...........       36,000
  700    Movado Group.....................       10,850
1,100    MTS Systems......................       12,650
  300    Napco Security Systems*..........        1,440
  200    Nortech Systems*.................          800

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
  400    Ocular Sciences*.................  $     8,100
  200    PCD*.............................          600
  300    Planar Systems*..................        6,033
  300    Possis Medical*..................        3,510
  400    Resmed*..........................       20,320
1,100    Respironics*.....................       39,116
  300    Sage*............................        4,575
  300    SEMX*............................          450
  200    SMTEK International*.............          800
1,100    Sola International*..............       16,676
  300    Sparton*.........................        2,010
1,300    St. Jude Medical*................       88,985
2,300    STERIS*..........................       45,218
2,000    Stryker..........................      105,800
  600    Sypris Solutions*................        5,979
3,500    Thermo Electron*.................       63,175
  300    Urologix*........................        4,080
  300    Utah Medical Products*...........        3,078
  300    Varian Medical Systems*..........       19,245
  300    Xicor*...........................        2,385
                                            -----------
                                              1,187,235
                                            -----------
         FINANCIAL INVESTMENTS -- 1.0%
2,200    Cendant*.........................       28,160
  400    Cherokee*........................        3,440
1,100    Countrywide Credit Industries....       48,323
  400    Headwaters*......................        4,400
  300    IGEN International*..............        8,256
1,300    Security Capital Group, Class
           B*.............................       24,323
                                            -----------
                                                116,902
                                            -----------
         FOOD -- 1.9%
  400    Charles River Laboratories
           International*.................       14,148
1,300    Corn Products International......       37,349
  100    Farmer Brothers..................       22,000
1,900    PepsiCo..........................       92,150
2,600    Smithfield Foods*................       54,730
                                            -----------
                                                220,377
                                            -----------
         HEALTH -- 1.3%
  600    Apria Healthcare Group*..........       15,540
  800    DaVita*..........................       16,280
1,200    Manor Care*......................       33,720
  200    MEDTOX Scientific*...............        2,394
  500    Renal Care Group*................       15,385
1,200    Tenet Healthcare*................       71,580
                                            -----------
                                                154,899
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         HOUSEHOLD -- 1.4%
1,800    Brunswick........................  $    29,646
  500    Direct Focus*....................        9,950
  500    Equity Marketing*................        6,350
  500    Foamex International*............        3,075
  400    GameTech International*..........        1,100
  600    Hunt.............................        3,990
  900    Johnson Controls.................       58,716
  700    Johnson Outdoors, Class A*.......        4,529
2,000    Mattel*..........................       31,320
  200    National Service Industries......        4,130
  200    Ohio Art*........................        2,070
  600    Russ Berrie & Co. ...............       15,960
                                            -----------
                                                170,836
                                            -----------
         INSURANCE -- 4.4%
  700    AdvancePCS*......................       50,246
  800    American Financial Group.........       17,760
  300    Clark/Bardes*....................        6,468
  700    Everest Re Group.................       45,290
  800    Express Scripts, Class A*........       44,400
2,200    Health Net*......................       42,284
3,400    Humana*..........................       41,004
  700    MBIA.............................       35,000
  800    MGIC Investment..................       52,272
  300    MIM*.............................        3,150
  300    National Western Life Insurance,
           Class A*.......................       30,330
  200    National Wireless Holdings*......        2,400
1,100    Old Republic International.......       28,831
  300    PMA Capital, Class A.............        5,400
  900    UnitedHealth Group...............       59,850
  500    Wellpoint Health Networks*.......       54,575
                                            -----------
                                                519,260
                                            -----------
         LIQUOR & TOBACCO -- 1.6%
  700    Adolph Coors, Class B............       31,500
3,400    Philip Morris....................      164,186
                                            -----------
                                                195,686
                                            -----------
         MACHINERY -- 4.3%
  500    Advanced Technical Products*.....        9,100
1,200    American Standard Companies*.....       66,000
  700    Ampco-Pittsburgh.................        6,720
  300    Amtech Systems*..................        1,485
1,800    Baker Hughes.....................       52,110
  600    Crane............................       13,152
  400    CRYO-CELL International*.........        2,020
  400    Drew Industries*.................        3,420

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         MACHINERY (CONTINUED)
1,200    Fortune Brands...................  $    40,200
  500    FSI International*...............        4,980
  300    Gehl*............................        4,035
  200    Graham*..........................        1,610
1,100    Griffon*.........................       13,420
  400    Harsco...........................       11,104
  300    Interlott Technologies*..........        1,350
  308    Intermagnetics General*..........        7,164
  800    ITT Industries...................       35,840
  600    L.S. Starrett, Class A...........       12,300
2,100    Lennox International.............       19,530
1,300    McDermott International*.........       10,725
  200    NACCO Industries, Class A........       11,150
  900    Parker Hannifin..................       30,870
  200    Peerless Mfg.*...................        7,722
  900    Pentair..........................       27,693
  100    Powell Industries*...............        2,265
  100    Rofin-Sinar Technologies*........          747
  600    Tecumseh Products, Class B.......       26,040
  600    Teleflex.........................       22,434
1,100    United Technologies..............       51,150
  800    Weatherford International*.......       20,408
                                            -----------
                                                516,744
                                            -----------
         MEDIA -- 2.1%
  700    Bowne & Co. .....................        7,105
4,100    Fox Entertainment Group, Class
           A*.............................       78,310
  100    Grey Global Group................       55,300
  500    Media General, Class A...........       21,680
1,200    Radio One*.......................       13,884
  300    Salem Communications, Class A*...        5,850
  300    Tribune..........................        9,420
1,600    Viacom, Class A*.................       55,920
                                            -----------
                                                247,469
                                            -----------
         METALS -- 0.4%
  200    Brush Engineered Materials.......        2,750
  700    General Cable....................        6,895
  100    Mueller Industries*..............        2,870
  700    Quanex...........................       16,170
  500    Ryerson Tull.....................        6,275
  700    Southern Peru Copper.............        6,615
  800    Steel Technologies...............        6,220
  400    Titanium Metals*.................        1,280
  100    Wolverine Tube*..................        1,010
                                            -----------
                                                 50,085
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         MISCELLANEOUS FINANCIAL -- 2.6%
  500    A.G. Edwards.....................  $    17,555
  800    Bear Stearns.....................       40,008
3,900    Citigroup........................      157,950
  900    Federated Investors, Class B.....       26,640
  450    John Nuveen, Class A.............       19,904
  300    Raymond James Financial..........        8,145
1,200    SEI Investments..................       38,400
                                            -----------
                                                308,602
                                            -----------
         OFFICE MACHINERY -- 0.4%
  300    Coinstar*........................        5,916
1,100    Digi International*..............        5,742
  100    Lexmark International*...........        4,471
  300    Printronix*......................        1,905
2,100    Storage Technology*..............       26,355
  400    Visionics*.......................        4,752
                                            -----------
                                                 49,141
                                            -----------
         OIL -- 0.6%
  800    Apache...........................       34,400
  400    Energy Partners*.................        2,792
1,400    Ocean Energy.....................       22,820
  200    PrimeEnergy*.....................        1,446
  500    Southwestern Energy*.............        5,925
  300    Westmoreland Coal*...............        3,807
                                            -----------
                                                 71,190
                                            -----------
         OIL -- INTERNATIONAL -- 0.7%
  400    Murphy Oil.......................       28,944
2,100    USX-Marathon Group...............       56,175
                                            -----------
                                                 85,119
                                            -----------
         OIL DISTRIBUTION -- 1.4%
1,400    Ashland..........................       53,970
  500    Sempra Energy....................       12,375
1,100    Sunoco...........................       39,160
  200    TransMontaigne*..................          970
  700    Ultramar Diamond Shamrock........       33,558
  600    Valero Energy....................       21,060
                                            -----------
                                                161,093
                                            -----------
         OIL SERVICES -- 0.7%
  200    Dawson Geophysical*..............        1,422
  800    Helmerich & Payne................       20,880
1,400    Petroleum Development*...........        6,818
1,400    Rowan Cos.*......................       17,332
1,200    Tidewater........................       32,028
                                            -----------
                                                 78,480
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         OTHER UTILITIES -- 0.9%
2,200    Allied Waste Industries*.........  $    28,050
  400    Casella Waste Systems, Class
           A*.............................        4,452
  500    IT Group*........................        2,200
  300    Kinder Morgan....................       14,763
2,300    Waste Management.................       61,502
                                            -----------
                                                110,967
                                            -----------
         PAPER -- 0.1%
  100    CSS Industries*..................        2,530
  200    Kimberly-Clark...................       12,400
  300    Nashua*..........................        1,635
                                            -----------
                                                 16,565
                                            -----------
         REAL ESTATE ASSETS -- 1.3%
1,200    CBL & Associates Properties......       32,700
  800    FelCor Lodging Trust.............       10,760
3,200    Host Marriott....................       22,560
1,200    iStar Financial..................       29,640
1,600    Prentiss Properties Trust........       44,000
  420    Vector Group.....................       17,951
                                            -----------
                                                157,611
                                            -----------
         RETAIL/WHOLESALE -- 9.7%
  700    Abercrombie & Fitch, Class A*....       12,313
  200    Action Performance*..............        3,642
  400    All American Semiconductor*......          928
  100    American Eagle Outfitters*.......        1,990
3,700    AutoNation*......................       32,523
  600    AutoZone*........................       31,116
1,500    Barnes & Noble*..................       54,150
1,100    Bed Bath & Beyond*...............       28,006
  700    BJ's Wholesale Club*.............       33,327
  200    Blair............................        2,910
1,400    Borders Group*...................       26,810
1,200    Burlington Coat Factory
           Warehouse......................       16,920
   66    Cantel Medical*..................        1,471
1,200    Cardinal Health..................       88,740
5,900    Caremark Rx*.....................       98,412
  300    Charlotte Russe Holding*.........        3,897
3,900    Charming Shoppes*................       19,149
1,000    Costco Wholesale*................       35,560
  200    D & K Healthcare Resources.......        9,580
  600    Dress Barn*......................       13,380
1,000    eBay*............................       45,750
  900    Family Dollar Stores.............       24,768
1,100    Federated Department Stores*.....       31,020
  500    Fleming..........................       14,750
  600    Handleman*.......................        8,400
1,500    Home Depot.......................       57,555

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE (CONTINUED)
  400    Hot Topic*.......................  $    10,040
6,600    Kmart*...........................       46,134
1,200    Kroger*..........................       29,568
  800    Longs Drug Stores................       21,760
  100    O'Reilly Automotive*.............        2,865
2,300    Office Depot*....................       31,280
1,400    Petsmart*........................        9,856
  900    Ross Stores......................       26,325
  400    Schnitzer Steel Industries.......        4,372
  500    Spiegel, Class A.................        3,525
3,200    Staples*.........................       42,624
3,500    TJX Companies....................      115,150
  500    Tractor Supply*..................        9,495
2,700    Venator Group*...................       41,175
  800    Wal-Mart Stores..................       39,600
  300    Wet Seal*........................        5,523
  300    Women First HealthCare*..........        2,475
                                            -----------
                                              1,138,834
                                            -----------
         SERVICES -- 11.6%
  300    aaiPharma*.......................        5,160
  400    ABM Industries...................       10,324
  300    Activision*......................        8,166
  300    Affiliated Computer Services,
           Class A*.......................       24,423
  800    American Management Systems*.....        9,608
  300    Angelica.........................        2,850
  500    Apollo Group, Class A*...........       21,015
1,000    Autodesk.........................       32,060
1,100    Borland Software*................        8,910
  400    Centra Software*.................        3,424
  300    Cholestech*......................        4,800
1,000    Citrix Systems*..................       19,800
3,200    Computer Associates
           International..................       82,368
2,300    Compuware*.......................       19,159
  800    Cornell Companies*...............       14,200
1,200    Covance*.........................       21,492
  900    eFunds*..........................       14,985
  900    Electronic Arts*.................       41,103
1,700    Electronic Data Systems..........       97,886
  600    Elite Information Group*.........        3,221
1,700    First Data.......................       99,042
  400    Group 1 Software*................        3,988
  800    GTECH Holdings*..................       27,632
1,900    H & R Block......................       73,264
  500    Healthcare Services Group*.......        4,050
  500    HNC Software*....................        9,350

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
2,900    IMS Health.......................  $    72,645
  900    Information Resources*...........        5,715
  800    InfoUSA*.........................        3,248
  900    Intergraph*......................        8,055
1,400    International Business
           Machines.......................      129,220
  500    JDA Software Group*..............        6,570
  100    Kendle International*............        1,974
1,700    Magellan Health Services*........       19,499
  600    MAPICS*..........................        3,372
2,900    Microsoft*.......................      148,393
  300    MIH*.............................        2,355
  400    Opinion Research*................        2,120
  400    Paradigm Geophysical*............        1,592
  800    PAREXEL International*...........        9,072
1,300    PeopleSoft*......................       23,452
1,000    Peregrine Systems*...............       12,630
  700    Pittston Brink's Group...........       12,670
1,800    Qualcomm*........................       85,572
  200    Quality Systems*.................        2,090
1,100    Quintiles Transnational*.........       16,060
  500    RCM Technologies*................        1,925
4,400    Service Corporation
           International*.................       26,488
1,200    SS&C Technologies*...............        6,828
1,900    Stewart Enterprises, Class A*....       11,020
  300    SurModics*.......................       11,985
  600    Sykes Enterprises*...............        3,348
  500    Synavant*........................        1,500
  100    Synopsys*........................        4,011
1,700    The New Dun & Bradstreet*........       47,600
  300    Thomas Group*....................          975
  100    THQ*.............................        4,315
  500    Tier Technologies*...............        6,000
  300    TSR*.............................        1,485
  100    Unisys*..........................          866
1,200    US Oncology*.....................        8,940
  400    Wackenhut Corrections*...........        5,360
                                            -----------
                                              1,371,230
                                            -----------
         SOAPS & COSMETICS -- 0.4%
  100    Colgate-Palmolive................        5,825
  800    Dial.............................       13,240
  600    Estee Lauder Companies, Class
           A..............................       19,890
  400    Stepan...........................        7,220
                                            -----------
                                                 46,175
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         TELEPHONE -- 1.7%
  300    AirGate PCS*.....................  $    13,326
3,200    AOL Time Warner*.................      105,920
  300    Atlantic Tele-Network............        4,005
  400    Commonwealth Telephone
           Enterprises*...................       14,700
1,100    EarthLink*.......................       16,753
  700    GoTo.com*........................        8,680
  700    Insight Communications*..........       12,880
1,200    Metro One Telecommunications*....       27,840
                                            -----------
                                                204,104
                                            -----------
         TEXTILES -- 0.3%
  100    bebe stores*.....................        1,506
  500    G-III Apparel Group*.............        3,200
  900    Jones Apparel Group*.............       22,941
  900    Wolverine World Wide.............       12,096
                                            -----------
                                                 39,743
                                            -----------
         TRANSPORTATION -- 0.9%
1,000    Burlington Northern Santa Fe.....       26,750
  500    Landstar System*.................       32,000
  400    P.A.M. Transportation
           Services*......................        3,640
  700    Roadway Express..................       16,863
  800    Swift Transportation*............       14,160
  900    Yellow*..........................       18,306
                                            -----------
                                                111,719
                                            -----------
         TRAVEL/ENTERTAINMENT -- 2.3%
  300    AMERCO*..........................        5,454
  200    Ark Restaurants*.................        1,428
4,500    Blockbuster, Class A.............       98,550
  400    CBRL Group.......................        8,788
3,400    Darden Restaurants...............       89,250
  200    Famous Dave's of America*........        1,900
  500    Lakes Gaming*....................        2,775
  200    Multimedia Games*................        3,180
  500    Prime Hospitality*...............        4,400
1,100    Tricon Global Restaurants*.......       43,142
  600    Wendy's International............       15,990
                                            -----------
                                                274,857
                                            -----------
         TOTAL COMMON STOCKS..............   10,170,559
                                            -----------

SHARES                                         VALUE
------                                      -----------
         RIGHTS/WARRANTS -- 0.0%
         ELECTRIC UTILITIES -- 0.0%
  600    Progress Energy Rights -- CVO*
           (b)............................  $         0
                                            -----------
         TRAVEL/ENTERTAINMENT -- 0.0%
    7    Creative Host Services @ 8.32,
           10/2/03*.......................            0
                                            -----------
         TOTAL RIGHTS/WARRANTS............            0
                                            -----------
         REPURCHASE AGREEMENTS -- 13.0%
         Bear Stearns, dated 9/28/01, due
           10/1/01 at 3.20% with a
           maturity value of $1,550,534
           (Collateralized by U.S.
           Treasury STRIPS)...............    1,550,121
                                            -----------
         TOTAL REPURCHASE AGREEMENTS......    1,550,121
                                            -----------
         TOTAL INVESTMENTS (COST
           $12,020,434) (A) -- 98.4%......   11,720,680
                                            -----------
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 1.6%............      188,775
                                            -----------
         NET ASSETS -- 100.0%.............  $11,909,455
                                            ===========

---------------

*  Non-income producing security.

CVO -- Contingent Value Obligation.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation................  $ 4,321,125
   Unrealized depreciation................   (1,160,982)
                                            -----------
   Net unrealized appreciation............  $ 3,160,143
                                            ===========

(b) Bankrupt security/delisted; fair-valued by Management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 85.5%
         AIRLINES -- 0.4%
 1,100   Atlas Air Worldwide Holdings*....  $    10,835
   900   CNF..............................       20,547
   600   UAL..............................       10,956
                                            -----------
                                                 42,338
                                            -----------
         AUTOS -- 0.9%
   600   Amcast Industrial................        4,050
 3,700   Ford Motor.......................       64,195
 1,500   Gentex*..........................       35,835
   400   IMPCO Technologies*..............        4,656
                                            -----------
                                                108,736
                                            -----------
         BANKING -- 6.0%
 4,300   American Express.................      124,958
   900   Bay View Capital*................        6,300
 2,000   Capital One Financial............       92,060
   900   City Holding*....................        9,000
 5,500   General Electric.................      204,600
   400   Investors Financial Services.....       23,056
   900   Net.B@nk*........................        7,533
   300   NextCard*........................        1,911
 1,400   Northern Trust...................       73,472
 2,310   Old National Bancorp.............       60,060
 1,300   Providian Financial..............       26,195
 1,800   State Street.....................       81,900
                                            -----------
                                                711,045
                                            -----------
         CHEMICALS -- 1.1%
   400   Eden Bioscience*.................        3,048
 1,800   Georgia Gulf.....................       28,926
 1,100   International Flavors &
           Fragrances.....................       30,459
 3,200   Lyondell Chemical................       36,640
   300   Praxair..........................       12,600
 1,900   Solutia..........................       23,560
   700   Synthetech*......................          946
                                            -----------
                                                136,179
                                            -----------
         COMPUTER -- 0.7%
 2,100   Gateway*.........................       11,445
 8,800   Sun Microsystems*................       72,776
                                            -----------
                                                 84,221
                                            -----------
         CONSTRUCTION MATERIALS -- 0.0%
   300   Nanophase Technologies*..........        1,335
                                            -----------
         DEFENSE -- 0.0%
   500   Innovative Solutions &
           Support*.......................        3,635
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         DRUGS -- 7.5%
 1,200   Alkermes*........................  $    23,496
 1,600   Amgen*...........................       94,032
   900   Amylin Pharmaceuticals*..........        4,977
   900   Aphton*..........................        8,847
   600   Applera-Celera Genomics Group*...       14,460
   300   Avigen*..........................        4,113
   300   BioCryst Pharmaceuticals*........        1,077
 1,200   Biogen*..........................       66,696
   300   Biosource International*.........        1,590
   300   BioTransplant*...................        1,650
   100   Cerus*...........................        4,725
   300   Collateral Therapeutics*.........        1,440
   400   Connetics*.......................        2,616
   700   COR Therapeutics*................       15,841
   400   Curis*...........................        1,400
   400   Durect*..........................        3,872
   300   DUSA Pharmaceuticals*............        3,078
   300   Emisphere Technologies*..........        5,730
   600   EntreMed*........................        5,250
   900   Genencor International*..........        8,874
 2,000   Genentech*.......................       88,000
   400   Genzyme Transgenics*.............        1,540
   300   Hyseq*...........................        1,833
 5,500   Immunex*.........................      102,740
   600   ImmunoGen*.......................        5,430
   700   Immunomedics*....................        8,379
   800   Inhale Therapeutic Systems*......       10,640
 1,800   IVAX*............................       39,906
 2,000   Ligand Pharmaceuticals, Class
           B*.............................       18,360
   700   Medarex*.........................       10,570
 1,000   MedImmune*.......................       35,630
   300   MGI Pharma*......................        4,011
 1,700   Millennium Pharmaceuticals*......       30,192
   500   Miravant Medical Technologies*...        3,825
   400   Myriad Genetics*.................       12,256
   300   Neose Technologies*..............       11,580
   400   Noven Pharmaceuticals*...........        7,240
   100   Onyx Pharmaceuticals*............          351
 1,100   Organogenesis*...................        6,435
 1,300   Pharmacyclics*...................       23,140
   600   PRAECIS Pharmaceuticals*.........        2,238
   100   Regeneron Pharmaceutical*........        2,224
   300   Ribozyme Pharmaceuticals*........        2,097
 2,800   Sepracor*........................      100,520
   700   SuperGen*........................        4,935
   600   Tanox*...........................        8,862
 1,700   Techne*..........................       50,031
   600   Tularik*.........................       11,052

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         DRUGS (CONTINUED)
   600   Vertex Pharmaceuticals*..........  $    10,824
   100   Vical*...........................        1,019
                                            -----------
                                                889,624
                                            -----------
         DURABLES -- 0.0%
   300   National R.V. Holdings*..........        3,000
                                            -----------
         ELECTRIC UTILITIES -- 1.4%
   300   AES*.............................        3,846
 1,300   Calpine*.........................       29,653
 1,500   Mirant*..........................       32,850
 3,700   NRG Energy*......................       59,977
 1,500   Orion Power Holdings*............       38,250
                                            -----------
                                                164,576
                                            -----------
         ELECTRONICS -- 17.0%
   500   ADTRAN*..........................        9,550
   800   Advanced Energy Industries*......       13,304
 1,100   Aeroflex*........................       12,100
 1,600   Alpha Industries*................       30,992
 2,800   Altera*..........................       45,864
 1,400   Amkor Technology*................       14,728
   600   ANADIGICS*.......................        7,320
 2,800   Analog Devices*..................       91,560
 1,700   Applera-Applied Biosystems
           Group..........................       41,480
   800   Aradigm*.........................        2,672
   500   Arris Group*.....................        1,790
   300   ArthroCare*......................        5,880
   700   Aspect Communications*...........        1,253
   200   Aspect Medical Systems*..........        2,190
 2,700   Atmel*...........................       18,036
   900   Avanex*..........................        2,664
   300   AXT*.............................        3,180
   200   California Micro Devices*........          712
   400   ChromaVision Medical Systems*....        1,212
   900   Cirrus Logic*....................        6,678
 6,700   Cisco Systems*...................       81,606
   800   Cognex*..........................       15,696
 2,200   Comverse Technology*.............       45,056
 1,400   Cree*............................       20,692
 1,200   Cypress Semiconductor*...........       17,832
   400   Digital Lightwave*...............        3,924
 1,000   DSP Group*.......................       19,950
   500   Endocare*........................        8,775
   600   Exar*............................       10,380
   800   GlobeSpan*.......................        7,232
 3,300   Guidant*.........................      127,050
   200   hi/fn*...........................        1,970
   400   i-STAT*..........................        2,440

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
   400   Ibis Technology*.................  $     1,780
 1,200   Integrated Device Technology*....       24,144
 4,500   Intel............................       91,980
 1,000   Intersil*........................       27,920
 2,200   Jabil Circuit*...................       39,380
 4,800   JDS Uniphase*....................       30,336
   800   Lattice Semiconductor*...........       12,560
 2,000   LSI Logic*.......................       23,500
 7,900   Lucent Technologies*.............       45,267
 2,400   Maxim Integrated Products*.......       83,856
 1,800   Medtronic........................       78,300
 1,400   Micrel*..........................       27,916
 1,300   Microchip Technology*............       34,840
 2,200   Micron Technology*...............       41,426
   500   Microtune*.......................        5,700
 1,100   Millipore........................       58,234
   300   Molecular Devices*...............        5,592
 2,200   Molex............................       61,842
 7,100   Motorola.........................      110,760
 1,400   National Semiconductor*..........       30,870
   600   Novoste*.........................        3,558
   700   Oak Technology*..................        5,460
   200   PharmaNetics*....................        1,400
   400   Plexus*..........................        9,432
   600   Polycom*.........................       14,622
   800   Power Integrations*..............       14,576
   400   Power-One*.......................        2,460
   400   Proxim*..........................        3,900
 1,200   QLogic*..........................       22,800
   800   Remec*...........................        6,344
 2,800   RF Micro Devices*................       46,536
   100   Sequenom*........................          700
 4,500   Solectron*.......................       52,425
   400   Stanford Microdevices*...........        1,776
   900   Stratos Lightwave*...............        3,105
   700   Sunrise Telecom*.................        3,493
   300   Supertex*........................        4,572
   400   Technitrol.......................        8,920
 1,600   Tekelec*.........................       21,072
 2,800   Tellabs*.........................       27,664
 1,300   Terayon Communications
           Systems*.......................        9,269
 6,100   Texas Instruments................      152,377
 1,000   TranSwitch*......................        3,060
   920   TriQuint Semiconductor*..........       14,711
   700   TTM Technologies*................        4,326
   800   Virata*..........................        7,984

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS (CONTINUED)
   800   Waters*..........................  $    28,616
 1,700   Xilinx*..........................       40,001
                                            -----------
                                              2,027,130
                                            -----------
         FINANCIAL INVESTMENTS -- 0.5%
   400   Competitive Technologies*........        1,164
 2,000   Crown Castle International*......       18,000
   100   Hanover Compressor*..............        2,164
 1,200   Macrovision*.....................       34,092
   800   Rambus*..........................        5,888
                                            -----------
                                                 61,308
                                            -----------
         FOOD -- 2.1%
 1,500   Cadiz*...........................       12,855
 2,900   Coca-Cola........................      135,865
 1,700   Coca-Cola Enterprises............       26,078
   800   Delta & Pine Land................       13,584
 1,100   Starbucks*.......................       16,324
   500   Tejon Ranch*.....................       11,250
   800   Tootsie Roll Industries..........       30,608
   200   Zapata*..........................        3,520
                                            -----------
                                                250,084
                                            -----------
         HEALTH -- 0.4%
 1,345   Enzo Biochem*....................       22,811
   300   IMPATH*..........................       10,353
   500   Specialty Laboratories*..........       13,750
                                            -----------
                                                 46,914
                                            -----------
         HOUSEHOLD -- 1.0%
   100   AEP Industries*..................        2,500
 1,000   Boyds Collection*................        8,250
 2,500   Herman Miller....................       48,675
 2,000   Newell Rubbermaid................       45,420
   300   Oneida...........................        4,305
   770   Virco Manufacturing..............        7,585
                                            -----------
                                                116,735
                                            -----------
         INSURANCE -- 1.8%
 1,700   21st Century Insurance Group.....       29,920
 1,800   American International Group.....      140,400
 5,700   Conseco*.........................       41,382
   700   Trenwick Group...................        5,684
                                            -----------
                                                217,386
                                            -----------
         MACHINERY -- 7.3%
   100   A.S.V.*..........................        1,326
   300   Actuant, Class A*................        5,445
 4,200   American Power Conversion*.......       49,056
   300   American Superconductor*.........        2,802

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         MACHINERY (CONTINUED)
   300   Applied Films*...................  $     5,025
 4,200   Applied Materials*...............      119,448
   700   Axcelis Technologies*............        6,615
   400   C&D Technologies.................        7,360
   500   Electro Scientific Industries*...       10,975
   400   EMCORE*..........................        3,424
 1,700   Emerson Electric.................       80,002
   300   Excel Technology*................        4,719
 1,400   Fairchild, Class A*..............        4,760
 1,600   FuelCell Energy*.................       23,696
 5,100   Gillette.........................      151,980
   900   Helix Technology.................       14,616
 1,300   Illinois Tool Works..............       70,343
 2,400   Lam Research*....................       40,680
   500   Littlefuse*......................       11,065
 1,900   LTX*.............................       25,859
 2,700   Masco............................       55,188
   500   Mattson Technology*..............        2,000
   800   Mettler-Toledo International*....       33,712
   300   SPX*.............................       24,870
 3,600   Teradyne*........................       70,200
 2,400   UCAR International*..............       21,360
 1,600   Valence Technology*..............        5,664
   500   Zebra Technologies, Class A*.....       18,730
                                            -----------
                                                870,920
                                            -----------
         MEDIA -- 2.0%
   500   Ackerley Group...................        5,350
   600   Acme Communications*.............        4,200
   400   Catalina Marketing*..............       11,200
 1,600   Cox Radio, Class A*..............       32,272
   900   Emmis Communications, Class A*...       12,978
   900   Hispanic Broadcasting, Class
           A*.............................       14,490
 1,000   Journal Register*................       16,500
 1,000   Lamar Advertising*...............       30,320
 2,700   PRIMEDIA*........................        6,345
 1,100   Readers Digest Association.......       20,229
 1,000   Schawk, Class A..................        9,850
 1,400   Spanish Broadcasting System,
           Class A*.......................        9,926
   900   TMP Worldwide*...................       25,551
 1,900   Univision Communications, Class
           A*.............................       43,605
                                            -----------
                                                242,816
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         METALS -- 0.9%
 1,700   Andrew*..........................  $    30,906
 1,100   CommScope*.......................       19,657
   300   NS Group*........................        2,040
   300   Phelps Dodge.....................        8,250
 3,400   USX-U.S. Steel Group.............       47,532
                                            -----------
                                                108,385
                                            -----------
         MISCELLANEOUS FINANCIAL -- 1.9%
14,900   Charles Schwab...................      171,350
   600   First Albany Companies...........        3,906
 1,300   Friedman, Billings, Ramsey Group,
           Class A*.......................        6,630
 1,700   Knight Trading Group*............       13,107
   100   LaBranche & Co.*.................        2,220
   800   T. Rowe Price Group..............       23,440
                                            -----------
                                                220,653
                                            -----------
         OFFICE MACHINERY -- 1.6%
 1,500   Adaptec*.........................       11,790
 1,800   Advanced Digital Information*....       18,558
   300   Concord Camera*..................        1,314
   300   Drexler Technology*..............        4,650
   600   Echelon*.........................        7,488
 6,200   EMC*.............................       72,850
   300   Interlink Electronics*...........          645
 1,700   Maxtor*..........................        6,069
 4,500   Network Appliance*...............       30,600
   400   RadiSys*.........................        4,800
   300   RADWARE*.........................        2,619
   800   RSA Security*....................       10,768
 1,900   SanDisk*.........................       18,734
   300   SBS Technologies*................        3,348
                                            -----------
                                                194,233
                                            -----------
         OIL -- 0.2%
 2,100   Chesapeake Energy*...............       11,865
 1,900   McMoRan Exploration*.............       10,355
                                            -----------
                                                 22,220
                                            -----------
         OIL DISTRIBUTION -- 1.5%
 1,600   Dynegy, Class A..................       55,440
 1,800   El Paso..........................       74,790
 1,000   Enron............................       27,230
 1,600   Pennzoil-Quaker State............       17,888
                                            -----------
                                                175,348
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         OIL SERVICES -- 0.9%
   300   Cal Dive International*..........  $     4,998
   900   Halliburton......................       20,295
 1,800   Schlumberger.....................       82,260
                                            -----------
                                                107,553
                                            -----------
         PAPER -- 0.2%
   500   Deltic Timber....................       12,650
   100   Potlatch.........................        2,699
   300   Trex*............................        5,235
                                            -----------
                                                 20,584
                                            -----------
         REAL ESTATE ASSETS -- 0.6%
   200   Alexander's*.....................       12,180
   500   Apartment Investment &
           Management, Class A............       22,630
   500   BRE Properties, Class A..........       14,975
   500   Saul Centers.....................        9,500
   900   Sotheby's Holdings, Class A*.....       10,791
   100   United Park City Mines*..........        1,900
                                            -----------
                                                 71,976
                                            -----------
         RETAIL/WHOLESALE -- 5.6%
 3,300   Amazon.com*......................       19,701
   600   Andrx Group*.....................       38,952
   800   Avnet............................       14,552
 1,200   Best Buy*........................       54,540
 1,100   CDW Computer Centers*............       39,798
 2,300   Circuit City Stores -- Circuit
           City Group.....................       27,600
   400   Cost Plus*.......................        7,344
 1,000   Dollar Tree Stores*..............       18,750
   700   Factory 2-U Stores*..............        9,800
   600   Fastenal.........................       34,188
   800   Fleetwood Enterprises............        8,944
 9,900   Gap..............................      118,305
   200   Glacier Water Services*..........        1,700
 3,600   Intimate Brands..................       32,400
 1,500   Kohl's*..........................       72,000
   600   NuCo2*...........................        6,600
   700   Pacific Sunwear of California*...        9,625
   200   PC Connection*...................        1,548
   300   Priority Healthcare, Class B*....        7,200
 2,300   RadioShack.......................       55,775
   200   ShopKo Stores*...................        1,658
   900   Tech Data*.......................       34,110
   900   Tiffany & Co. ...................       19,485
   400   Tweeter Home Entertainment
           Group*.........................        5,456

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         RETAIL/WHOLESALE (CONTINUED)
   200   ValueVision International, Class
           A*.............................  $     2,580
   700   Wild Oats Markets*...............        5,558
   900   Williams-Sonoma*.................       21,429
                                            -----------
                                                669,598
                                            -----------
         SERVICES -- 12.7%
 4,000   3Com*............................       15,000
   500   Acacia Research*.................        4,595
   700   Actuate*.........................        2,933
   700   ACTV*............................        1,428
 1,200   Acxiom*..........................       11,280
   300   Adept Technology*................          903
   200   Administaff*.....................        5,200
 2,300   Adobe Systems....................       55,154
   500   Advent Software*.................       18,825
   600   Agile Software*..................        5,454
   300   Albany Molecular Research*.......        7,449
   700   Applied Molecular Evolution*.....        5,173
 3,600   BEA Systems*.....................       34,524
 3,700   BroadVision*.....................        3,367
 1,700   Cadence Design Systems*..........       28,305
   300   Carreker*........................        2,277
 2,100   Ceridian*........................       30,450
   400   Click Commerce*..................          600
   300   Concord Communications*..........        2,670
   900   Convergys*.......................       24,975
   300   Corporate Executive Board*.......        7,824
 2,000   CuraGen*.........................       38,600
   200   Datalink*........................          760
   100   Deltagen*........................          707
 2,400   Dendrite International*..........       19,056
 1,100   DeVry*...........................       39,490
 1,600   Digex*...........................        5,344
   500   Digimarc*........................        6,885
   700   Digital Insight*.................        8,050
   600   Docent*..........................        1,242
 1,700   DoubleClick*.....................        9,690
 2,000   Edison Schools*..................       30,200
   500   Factset Research Systems.........       12,130
   600   FileNET*.........................        6,042
 1,250   Fiserv*..........................       42,750
   700   Forrester Research*..............       11,627
   600   FreeMarkets*.....................        6,348
 3,900   Gartner Group, Class A*..........       35,295
   400   Genaissance Pharmaceuticals*.....        1,556
 1,500   Getty Images*....................       16,545
   300   Hall, Kinion & Associates*.......        1,455
 1,900   Hewlett-Packard..................       30,590

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
   900   Hollywood Media*.................  $     3,996
   600   Identix*.........................        4,884
   800   Inet Technologies*...............        4,728
   300   Inforte*.........................        3,006
 1,900   Inktomi*.........................        5,206
   300   Interactive Intelligence*........        1,500
   100   Internet Security Systems*.......          911
 1,200   Intuit*..........................       42,960
   800   Iron Mountain*...................       33,160
 1,500   J.D. Edwards & Co.*..............       10,680
   700   Learning Tree International*.....       14,210
 2,700   Legato Systems*..................       14,796
   900   Macromedia*......................       10,899
   300   MapInfo*.........................        2,190
   500   Maxygen*.........................        7,924
 1,700   Mercury Interactive*.............       32,368
   600   Micromuse*.......................        3,408
   400   Microvision*.....................        5,120
   200   Moldflow*........................        1,694
   300   Nanogen*.........................        1,464
   900   National Instruments*............       23,553
   200   NEON Systems*....................          792
   700   Netegrity*.......................        5,999
   900   NetRatings*......................        9,279
 3,100   Novell*..........................       11,346
   100   Nuance Communications*...........          650
   700   Numerical Technologies*..........       11,620
 1,100   NYFIX*...........................       15,730
   600   On Assignment*...................        9,648
   400   ONYX Software*...................          760
 1,200   Openwave Systems*................       15,300
18,600   Oracle*..........................      233,988
   400   OTG Software*....................        2,220
 7,000   Parametric Technology*...........       36,330
 2,200   Paychex..........................       69,322
   300   PC-Tel*..........................        2,250
   300   Pharmacopeia*....................        3,888
   300   Professional Detailing*..........        7,155
   800   Profit Recovery Group
           International*.................        7,824
 1,600   Rational Software*...............       13,856
 3,400   RealNetworks*....................       16,524
   300   Redback Networks*................          435
   100   Renaissance Learning*............        3,291
   200   RMH Teleservices*................        2,150
 2,000   Robert Half International*.......       40,020
 1,500   Safeguard Scientifics*...........        2,655
 1,800   Sapient*.........................        6,930
   300   SatCon Technology*...............        1,617

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SERVICES (CONTINUED)
   300   SeaChange International*.........  $     5,241
   600   SERENA Software*.................        6,990
 1,300   Siebel Systems*..................       16,913
   300   SonoSite*........................        6,120
 1,300   SpeechWorks International*.......        6,409
   400   Stellent*........................        5,760
   600   Syntroleum*......................        2,814
   700   Tetra Tech*......................       15,470
 1,900   Tibco Software*..................       13,946
   500   Ulticom*.........................        4,040
 2,900   VERITAS Software*................       53,476
   600   Verity*..........................        6,060
 2,100   Vignette*........................        7,434
 1,200   Wind River Systems*..............       12,600
                                            -----------
                                              1,516,257
                                            -----------
         SOAPS & COSMETICS -- 0.6%
 1,500   Clorox...........................       55,500
 1,500   Elizabeth Arden*.................       19,155
                                            -----------
                                                 74,655
                                            -----------
         TELEPHONE -- 7.0%
 1,000   Adelphia Communications, Class
           A*.............................       22,200
 1,100   Allegiance Telecom*..............        3,311
 4,900   American Tower, Class A*.........       68,061
 2,000   Cablevision Systems, Class A*....       81,880
 1,200   Centennial Communications*.......       10,800
 3,300   Charter Communications, Class
           A*.............................       40,854
 1,500   Comcast, Class A*................       53,325
   200   Cox Communications, Class A*.....        8,350
   700   Crown Media Holdings*............        7,175
 1,500   EchoStar Communications, Class
           A*.............................       34,905
   200   Gemstar-TV Guide
           International*.................        3,942
 2,400   Mediacom Communications*.........       31,272
 1,900   Nextel Communications, Class
           A*.............................       16,454
   200   NTELOS*..........................        1,670

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         TELEPHONE (CONTINUED)
   700   Pegasus Communications*..........  $     4,900
   900   Qwest Communications
           International..................       15,030
   600   SBA Communications*..............        8,010
 3,900   SBC Communications...............      183,768
 3,900   Sprint (FON Group)...............       93,639
 1,500   Sprint (PCS Group)*..............       39,435
   800   Time Warner Telecom*.............        5,800
 1,500   Western Wireless, Class A*.......       50,670
 4,900   Yahoo!*..........................       43,169
                                            -----------
                                                828,620
                                            -----------
         TEXTILES -- 0.5%
   900   Cintas...........................       36,270
 3,800   Collins & Aikman*................       23,370
                                            -----------
                                                 59,640
                                            -----------
         TRANSPORTATION -- 0.2%
    70   Florida East Coast Industries,
           Class B........................        1,502
   700   Forward Air*.....................       16,478
                                            -----------
                                                 17,980
                                            -----------
         TRAVEL/ENTERTAINMENT -- 1.0%
   500   California Pizza Kitchen*........        7,920
   400   Gaylord Entertainment*...........        8,040
 1,200   Hollywood Entertainment*.........       14,100
   800   Pinnacle Entertainment*..........        4,760
 2,800   Six Flags*.......................       34,244
 1,100   Starwood Hotels & Resorts
           Worldwide......................       24,200
 1,300   Westwood One*....................       28,925
                                            -----------
                                                122,189
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS
           $13,647,770) -- 85.5%..........  $10,187,873
                                            ===========

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
--------------------------------------------------------------------------------

PERFORMANCE UPDATE AS OF 9/30/01 -- CUMULATIVE TOTAL RETURNS

                                                                SINCE
                                                              INCEPTION
                                                              (9/4/01)
                                                              ---------
Institutional Shares (RDISX)................................    -8.10%
Russell 2500 Index(1).......................................   -12.78%

     The AXA Rosenberg U.S. Discovery Fund was launched on September 4, 2001. For the partial month of September since its inception, the Fund outperformed its Russell 2500 benchmark.

     The U.S. equity market fell sharply in September, as the tragic events of September 11 combined with already weak economic conditions to leave investors doubting the likelihood of an economic rebound in the near-term. In the face of the growing economic weakness and uncertainty, the Fed continued to aggressively lower interest rates and pump liquidity into the markets. These moves have been the only positive news investors have seen in the past several months. The equity market did strengthen somewhat in the last days of the month, but the trailing 12-month performance of the Russell 2500 Index through September was -26.62%.

     Amidst the troubling economic and market environment, the performance of large stocks began to regain ground relative to mid and small cap stocks. For the month, the Russell 2500 Index fell 13.46% compared with a drop of 8.08% for the S&P 500 Index(2). The relative decline in the fortunes of mid and small cap stocks grew worse after September 11 as investors sought the "safety" of defensive, larger cap companies.

     Mid and small cap value stocks topped growth stocks in September. For the month, the Russell 2500 Value Index(3) fell 11.01% compared with a drop of 15.66% for the Russell 2500 Growth Index(4). With the further relative gains for value stocks, the gap between the performance of small cap value and growth stocks has become dramatic. For the year ending September 30, 2001, the Russell 2500 Value Index is up 2.52% compared with a drop of 42.88% for the Russell 2500 Growth Index.

     The Fund's outperformance of its benchmark during the month was mostly attributable to risk factor exposures and residual stock selection. Among risk factors, the portfolio's lower beta(5) compared with the benchmark, its positive active exposure to relative strength (a measure of price momentum) and its less actively traded holdings helped active performance the most during the month. Pure value factors, for example the portfolio's higher earnings-to-price and book-to-price profile, had a slight positive impact on relative performance during the month.

     The small differences between the industry weightings of the strategy and the Russell 2500 Index had little overall impact on relative performance, as the benefit of slight overweightings in insurance and food stocks offset the drag of underweightings in banks and telecommunication stocks.

     Stock selection was solidly positive overall for the month. The best performing stock picks were in the electronics and non-bank financial industries.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Russell 2500 Index is the benchmark for the AXA Rosenberg U.S. Discovery Fund. It is an unmanaged index of approximately 2,500 small capitalization companies with market value up to $7.3 billion. Investors cannot invest directly in any Index.

(2) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks.

(3) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(5) Beta is a measure of the market or systematic risk of a security or portfolio of securities. It signals the tendency of a security's (or portfolio of securities) return to respond to swings in the overall market. The higher the beta, the more the security's return will move in response to the overall market return.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 98.1%
         AIRCRAFT -- 0.6%
  200    Curtiss-Wright....................  $    9,320
  300    Standex International.............       5,655
                                             ----------
                                                 14,975
                                             ----------
         AIRLINES -- 0.1%
  800    Mesa Air Group*...................       2,608
                                             ----------
         AUTOS -- 1.3%
  300    BorgWarner........................      12,090
1,400    Visteon...........................      17,850
                                             ----------
                                                 29,940
                                             ----------
         BANKING -- 9.9%
  100    ASTA Funding*.....................         991
  600    BankUnited Financial*.............       8,802
  100    BNCCORP*..........................         790
  500    Commercial Federal................      12,135
  300    Community West Bancshares*........       1,950
  200    Cowlitz Bancorporation............       1,090
  300    Eagle Bancshares..................       3,975
  300    First Citizens BancShares, Class
           A...............................      24,956
  500    FirstFed Financial*...............      13,000
  300    Flagstar Bancorp..................       6,930
  200    Franklin Bank NA..................       2,860
  800    Gold Banc Corporation.............       6,232
  100    Grand Central Financial...........         898
  500    Hibernia, Class A.................       8,175
  200    MFB...............................       3,830
  900    New York Community Bancorp........      20,889
  200    Onyx Acceptance*..................       1,020
  400    PFF Bancorp.......................      11,000
  600    Provident Bankshares..............      12,420
  700    Provident Financial Group.........      17,675
  500    Roslyn Bancorp....................       9,255
1,400    Sovereign Bancorp.................      13,300
  200    Student Loan......................      14,100
  100    TF Financial......................       2,082
  400    UMB Financial.....................      16,600
  200    Wells Financial...................       3,500
  300    Westcorp..........................       5,145
  400    WFS Financial*....................       7,100
                                             ----------
                                                230,700
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         BUILDING -- 3.5%
  800    Centex............................  $   26,984
  700    Lennar............................      25,228
  400    Ryland Group......................      19,076
  400    Toll Brothers*....................      11,868
                                             ----------
                                                 83,156
                                             ----------
         CHEMICALS -- 3.1%
  300    Bairnco...........................       1,755
  900    Engelhard.........................      20,790
  300    H.B. Fuller.......................      13,740
1,300    Sherwin-Williams..................      28,886
  400    TETRA Technologies*...............       6,968
                                             ----------
                                                 72,139
                                             ----------
         CONSTRUCTION MATERIALS -- 0.6%
  400    Lafarge North America.............      13,360
  300    Rock of Ages*.....................       1,770
                                             ----------
                                                 15,130
                                             ----------
         DRUGS -- 5.8%
  300    Barr Laboratories*................      23,718
  600    Bausch & Lomb.....................      16,980
  400    Cambrex...........................      13,412
  400    Inverness Medical Technology*.....      14,780
  500    Invitrogen*.......................      32,880
  100    PacificHealth Laboratories*.......         366
  900    SICOR*............................      17,001
  400    Sigma-Aldrich.....................      18,080
                                             ----------
                                                137,217
                                             ----------
         DURABLES -- 0.8%
  500    Harman International Industries...      16,750
  100    Winnebago.........................       2,145
                                             ----------
                                                 18,895
                                             ----------
         ELECTRIC UTILITIES -- 4.0%
1,500    Northeast Utilities...............      28,095
  200    OGE Energy........................       4,374
  400    Public Service Co. of New
           Mexico..........................      10,084
1,200    SCANA.............................      30,456
1,400    Sierra Pacific Resources..........      21,140
                                             ----------
                                                 94,149
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         ELECTRONICS -- 9.8%
  200    Atrion*...........................  $    4,626
  300    Bio-Rad Laboratories, Class A*....      14,100
  900    Checkpoint Systems*...............       9,837
  700    CONMED*...........................      12,390
1,500    Cytyc*............................      40,215
  300    Datascope.........................      11,634
  900    Edwards Lifesciences*.............      20,160
  400    Haemonetics*......................      13,844
  700    Imation*..........................      14,630
  200    Interlogix*.......................       4,840
  400    Invacare..........................      16,200
  500    Mentor............................      12,650
  700    MTS Systems.......................       8,050
  200    SMTEK International*..............         800
  600    Sola International*...............       9,096
  300    Sparton*..........................       2,010
  700    STERIS*...........................      13,762
  100    Utah Medical Products*............       1,026
  300    Varian Medical Systems*...........      19,245
                                             ----------
                                                229,115
                                             ----------
         FINANCIAL INVESTMENTS -- 0.2%
  300    Cherokee*.........................       2,580
  300    Willis Lease Finance*.............       1,896
                                             ----------
                                                  4,476
                                             ----------
         FOOD -- 2.6%
  300    Andersons.........................       2,625
  100    J & J Snack Foods*................       1,875
  700    Ralcorp Holdings*.................      13,622
  200    Seaboard..........................      42,000
                                             ----------
                                                 60,122
                                             ----------
         HEALTH -- 2.6%
  500    Coventry Health Care*.............      11,800
  800    Lincare Holdings*.................      21,256
  600    Manor Care*.......................      16,860
  400    Renal Care Group*.................      12,308
                                             ----------
                                                 62,224
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         HOUSEHOLD -- 2.4%
  200    American Locker Group*............  $    1,540
  800    Brunswick.........................      13,176
  300    Deswell Industries................       4,500
  500    Foamex International*.............       3,075
  200    Genlyte Group*....................       5,800
1,000    Pactiv*...........................      14,490
  200    Russ Berrie & Co. ................       5,320
  300    West Pharmaceutical Services......       7,380
                                             ----------
                                                 55,281
                                             ----------
         INSURANCE -- 6.0%
  200    AdvancePCS*.......................      14,356
  700    American Financial Group..........      15,540
  300    American National Financial.......       2,400
  300    American National Insurance.......      24,300
  800    Fidelity National Financial.......      21,512
  500    First Health Group*...............      14,690
  500    LandAmerica Financial Group.......      16,625
  400    MIIX Group........................       4,360
  100    National Western Life Insurance,
           Class A*........................      10,110
  500    PMA Capital, Class A..............       9,000
  100    Standard Management*..............         435
  200    Unitrin...........................       7,644
                                             ----------
                                                140,972
                                             ----------
         LIQUOR & TOBACCO -- 0.4%
  200    Adolph Coors, Class B.............       9,000
                                             ----------
         MACHINERY -- 6.1%
  300    Cascade*..........................       2,790
  100    CTB International*................         995
  300    Evans & Sutherland Computer*......       1,845
  800    Griffon*..........................       9,760
1,300    Lennox International..............      12,090
  300    Lufkin Industries.................       6,876
1,500    McDermott International*..........      12,375
  300    NACCO Industries, Class A.........      16,725
  700    Pentair...........................      21,539
  400    Tecumseh Products, Class B........      17,360
  400    Teleflex..........................      14,956
  400    Toro..............................      16,840
1,200    Tower Automotive*.................       8,604
                                             ----------
                                                142,755
                                             ----------
         MEDIA -- 1.1%
  900    Bowne & Co. ......................       9,135
  400    Media General, Class A............      17,344
                                             ----------
                                                 26,479
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         METALS -- 0.8%
  100    Commercial Metals.................  $    2,780
  500    Mueller Industries*...............      14,350
  300    Steel Technologies................       2,333
                                             ----------
                                                 19,463
                                             ----------
         MISCELLANEOUS FINANCIAL -- 0.9%
  700    American Capital Strategies.......      19,173
  100    Federated Investors...............       2,960
                                             ----------
                                                 22,133
                                             ----------
         OFFICE MACHINERY -- 0.6%
1,100    Storage Technology*...............      13,805
                                             ----------
         OIL -- 1.7%
  300    Dominion Resources Black Warrior
           Trust...........................       5,175
  300    EXCO Resources*...................       4,500
  200    Howell............................       1,800
1,100    Hugoton Royalty Trust.............      10,945
  200    Maynard Oil*......................       4,390
  500    Southwestern Energy*..............       5,925
  300    Williams Coal Seam Gas Royalty
           Trust...........................       4,008
  300    Wiser Oil.........................       1,440
  100    XTO Energy........................       1,395
                                             ----------
                                                 39,578
                                             ----------
         OIL DISTRIBUTION -- 2.5%
  800    Frontier Oil......................      13,720
  900    ONEOK.............................      14,904
  500    Plains Resources*.................      13,000
  500    Valero Energy.....................      17,550
                                             ----------
                                                 59,174
                                             ----------
         OIL SERVICES -- 0.5%
  400    Helmerich & Payne.................      10,440
  100    Infinity*.........................         905
                                             ----------
                                                 11,345
                                             ----------
         OTHER UTILITIES -- 1.8%
2,800    Allied Waste Industries*..........      35,700
  200    Energy West.......................       2,390
  700    IT Group*.........................       3,080
                                             ----------
                                                 41,170
                                             ----------
         PAPER -- 0.7%
  200    American Woodmark.................       5,870
  300    Nashua*...........................       1,635
  400    Rock-Tenn, Class A................       4,400
  300    Smurfit-Stone Container*..........       3,969
                                             ----------
                                                 15,874
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         REAL ESTATE ASSETS -- 7.0%
  200    Alleghany*........................  $   39,800
1,000    Annaly Mortgage Management........      14,450
1,000    Anthracite Capital................      10,400
  100    Apex Mortgage Capital.............       1,040
  600    Burnham Pacific Properties........       2,994
  900    FelCor Lodging Trust..............      12,105
  500    Home Properties of New York.......      15,820
  600    Hospitality Properties Trust......      14,448
1,900    Host Marriott.....................      13,395
  800    iStar Financial...................      19,760
  400    LaSalle Hotel Properties..........       3,696
  200    Newmark Homes.....................       2,176
  700    RFS Hotel Investors...............       7,245
  500    Senior Housing Properties Trust...       6,725
                                             ----------
                                                164,054
                                             ----------
         RETAIL/WHOLESALE -- 8.2%
  400    Barnes & Noble*...................      14,440
  300    Blair.............................       4,365
  600    Boise Cascade.....................      17,700
  900    Borders Group*....................      17,235
  500    Burlington Coat Factory
           Warehouse.......................       7,050
  100    Central Garden & Pet Co.*.........         830
  200    Charming Shoppes*.................         982
  300    Dress Barn*.......................       6,690
  700    Handleman*........................       9,800
  300    Henry Schein*.....................      11,580
  600    Huttig Building Products*.........       3,090
  400    Insurance Auto Auctions*..........       5,400
  600    Longs Drug Stores.................      16,320
1,500    Office Depot*.....................      20,400
  300    Ruddick...........................       4,590
  600    SCP Pool*.........................      12,810
  300    Sonic Automotive*.................       4,080
  100    Spartan Stores*...................       1,220
  500    Spiegel, Class A..................       3,525
  800    Venator Group*....................      12,200
  300    Weis Markets......................       8,340
  500    Winn-Dixie Stores.................       5,725
  200    Zale*.............................       5,296
                                             ----------
                                                193,668
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SERVICES -- 6.8%
1,100    American Management Systems*......  $   13,211
  800    Autodesk..........................      25,648
  300    Childtime Learning Centers*.......       2,475
  600    ChoicePoint*......................      24,984
  300    CPI...............................       4,311
  100    Elite Information Group*..........         537
1,400    Intergraph*.......................      12,530
  100    JDA Software Group*...............       1,314
  700    Kforce*...........................       3,521
  600    NCO Group*........................       8,208
  100    Paradigm Geophysical*.............         398
  500    Perot Systems, Class A*...........       8,075
1,200    Quintiles Transnational*..........      17,520
  200    RCM Technologies*.................         770
1,800    Service Corporation
           International*..................      10,836
  200    Software Spectrum*................       2,182
  900    Stewart Enterprises, Class A*.....       5,220
1,600    Sybase*...........................      14,880
  700    Sykes Enterprises*................       3,906
                                             ----------
                                                160,526
                                             ----------
         SOAPS & COSMETICS -- 0.3%
  200    NCH...............................       7,838
                                             ----------
         TELEPHONE -- 0.1%
  200    Atlantic Tele-Network.............       2,670
                                             ----------
         TEXTILES -- 0.8%
  300    Haggar............................       3,390
  300    Oxford Industries.................       6,570
  100    Polo Ralph Lauren*................       1,875
  400    Russell...........................       5,492
  400    Stride Rite.......................       2,500
                                             ----------
                                                 19,827
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TRANSPORTATION -- 1.3%
  600    Alexander & Baldwin...............  $   14,046
  600    Knightsbridge Tankers.............      10,506
  300    Maritrans.........................       2,676
  200    Marten Transport*.................       2,850
                                             ----------
                                                 30,078
                                             ----------
         TRAVEL/ENTERTAINMENT -- 3.2%
  400    AMERCO*...........................       7,272
  900    Aztar*............................      11,772
  500    Blockbuster, Class A..............      10,950
1,000    Darden Restaurants................      26,250
  100    Garden Fresh Restaurant*..........         679
  300    Lakes Gaming*.....................       1,665
  300    Landry's Seafood Restaurants......       4,440
  600    Ryder System......................      11,994
                                             ----------
                                                 75,022
                                             ----------
         TOTAL INVESTMENTS (COST
           $2,481,611) (A) -- 98.1%........   2,305,558
                                             ----------
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 1.9%.............      44,694
                                             ----------
         NET ASSETS -- 100.0%..............  $2,350,252
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation.................  $  45,868
   Unrealized depreciation.................   (221,921)
                                             ---------
   Net unrealized depreciation.............  $(176,053)
                                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

PERFORMANCE UPDATE AS OF 9/30/01 -- CUMULATIVE TOTAL RETURNS

                                                                SINCE
                                                              INCEPTION
                                                              (7/23/01)
                                                              ---------
Institutional Shares (AEUIX)................................   -10.90%
MSCI Europe Index(1)........................................    -9.77%

     European markets declined by over 13.5% during the second and third quarters of 2001, with the majority of the fall coming in September following the attacks in the U.S. However, the markets had been showing bearish tendencies since May in a climate of layoffs, profit warnings and sharply reducing interest rates.

     Europe's stock markets spent much of the early part of the period lurching from euphoria to despair as numerous technology-led rallies faltered in the face of poor earnings' news. For technology investors, persistent optimism prompted them to rush in whenever stock prices looked like they had settled to a new low -- but valuation multiples remained stretched so there was little conviction behind the buying. Marconi, ASM, Compaq and Kuoni were some of the more prominent names that failed to meet their earnings' expectations, amongst others. Profit warnings were not confined to the technology and telecom sectors as disappointing news from both ABB and Invensys demonstrated that the economic downturn was spreading.

     The downward drift was temporarily slowed in July, but then continued in August as the MSCI Europe Index fell over 2.5% on declining trading volumes and continuing uncertainty. The technology and telecom sectors exerted downward pressure on almost every major index as exasperated investors faced yet more depressing news. Despite having endured severe price falls over the preceding months, many of these stocks continued to trade on relatively high price/earnings multiples and this deterred many would-be buyers. August saw a continuation of the gloomy newsflow as rating agencies and brokers continued to downgrade telecom carriers, chip makers and tech hardware manufacturers. The mood remained depressed and not even a rate cut by the European Central Bank could provide anything more than a temporary uplift.

     September was of course dominated by the terrorist attacks in the U.S. although the markets had been declining steadily from the beginning of the month. The bottom was reached on the 21st after the world knew how the U.S. market would react following its protracted closure. Industries such as airlines, insurance, banks and hotels all fared badly but the telecom companies recovered somewhat from their trough and were the third-best performing sector over the month. Pharmaceuticals were alone in registering a positive return during September. The world's Central Banks acted in a concerted way to reduce interest rates in an effort to head off a recession brought about by the decline in activity following the attack. However the markets appear to consider that the worst is not yet over in terms of the economic outlook.

     The AXA Rosenberg European Fund was launched during July, and by the end of the period had slightly underperformed its benchmark, the MSCI Europe Index. However, this underperformance was concentrated in the last month - up to the end of August, the Fund was ahead of its benchmark by around 2%. The underperformance in September was due to risk management, which offset some strong stock selection during the month. The Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries. Some small exposures to certain sectors, particularly underweight positions in telecoms and overweight positions in automobiles, were heavily penalized as the market absorbed the impact of the events of September 11.

     The Manager attempts to follow a systematic and disciplined approach to investing. As of September 30, 2001, the portfolio holdings were diversified over 13 countries and over 110 companies. The top 10 holdings accounted for about 35% of the total portfolio. Approximately 35% of the holdings were invested in the United Kingdom. The price-to-positive-earnings ratio of the portfolio was around 13, and the median market capitalization of the holdings was approximately $35 billion.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------
(1) The Morgan Stanley Capital International Europe Index is an unmanaged, weighted equity index comprised of 16 developed European markets, including the U.K., based on large and medium capitalization securities. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS -- 99.3%
         BELGIUM -- 1.3%
         Household -- 0.7%
   950   Solvay...........................   $   49,488
                                             ----------
         Retail/Wholesale -- 0.6%
   720   Delhaize Le Lion.................       40,359
                                             ----------
                                                 89,847
                                             ----------
         DENMARK -- 0.2%
         Insurance -- 0.2%
   900   Codan............................       13,889
                                             ----------
         FINLAND -- 0.5%
         Drugs -- 0.1%
 1,700   Tamro............................        5,341
                                             ----------
         Electric Utilities -- 0.2%
   900   Fortum...........................        3,975
   900   Wartsila.........................       15,492
                                             ----------
                                                 19,467
                                             ----------
         Miscellaneous Financial -- 0.2%
   670   Pohjola Group Insurance, Class
           B..............................       10,922
                                             ----------
                                                 35,730
                                             ----------
         FRANCE -- 12.9%
         Autos -- 1.9%
 2,200   PSA Peugeot Citroen..............       81,946
 1,603   Renault..........................       46,716
                                             ----------
                                                128,662
                                             ----------
         Banking -- 1.9%
   360   Natexis Banques Populaires.......       30,064
 1,890   Societe Generale, Class A........       94,324
                                             ----------
                                                124,388
                                             ----------
         Building -- 0.2%
   215   Eiffage..........................       12,923
                                             ----------
         Chemicals -- 0.6%
 1,503   Compagnie Generale des
           Etablissements Michelin, Class
           B..............................       39,627
                                             ----------
         Construction Materials -- 0.3%
   500   Ciments Francais.................       18,620
                                             ----------
         Defense -- 0.4%
   112   Dassault Aviation................       26,622
                                             ----------
         Drugs -- 2.2%
 1,808   Aventis..........................      137,160
                                             ----------
         Electronics -- 1.9%
 9,080   Alcatel..........................      104,441
   520   Sagem............................       20,577
                                             ----------
                                                125,018
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         FRANCE (CONTINUED)
         Financial Investments -- 0.4%
   244   Finaxa...........................   $   15,555
   171   Societe Fonciere, Financiere Et
           De Participations..............       13,821
                                             ----------
                                                 29,376
                                             ----------
         Household -- 0.1%
   200   Faurecia.........................        9,094
                                             ----------
         Insurance -- 0.4%
   896   CNP Assurances...................       27,866
                                             ----------
         Machinery -- 0.8%
 1,839   Alstom...........................       28,103
 3,425   Usinor...........................       27,449
                                             ----------
                                                 55,552
                                             ----------
         Media -- 0.5%
 1,150   Lagardere........................       36,237
                                             ----------
         Metals -- 0.3%
   606   Pechiney, Class A................       22,904
                                             ----------
         Oil -- 0.9%
    64   Elf Gabon........................        8,685
   400   TotalFinaElf.....................       53,732
                                             ----------
                                                 62,417
                                             ----------
         Soaps & Cosmetics -- 0.1%
   200   Christian Dior...................        4,799
                                             ----------
                                                861,265
                                             ----------
         GERMANY -- 12.3%
         Autos -- 1.5%
 2,850   Volkswagen.......................       99,409
                                             ----------
         Chemicals -- 4.6%
 4,110   BASF.............................      144,481
 5,210   Bayer............................      147,564
   750   Celanese.........................       11,270
                                             ----------
                                                303,315
                                             ----------
         Drugs -- 0.2%
   290   Merck............................       10,432
                                             ----------
         Electric Utilities -- 3.0%
 3,960   E.On.............................      203,402
                                             ----------
         Insurance -- 0.2%
    30   Allianz Lebensversicherungs......       13,934
                                             ----------
         Machinery -- 2.6%
 4,660   Siemens..........................      175,699
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         GERMANY (CONTINUED)
         Metals -- 0.2%
 1,480   ThyssenKrupp.....................   $   15,366
                                             ----------
                                                821,557
                                             ----------
         GREECE -- 1.1%
         Telephone -- 1.1%
 4,530   Hellenic Telecommunications
           Organization...................       73,352
                                             ----------
         ITALY -- 4.8%
         Autos -- 1.0%
 4,000   Fiat.............................       69,943
                                             ----------
         Banking -- 2.2%
15,000   Banca di Roma....................       33,196
 9,000   Sanpaolo IMI.....................       94,422
 3,000   UniCredito Italiano..............       11,448
                                             ----------
                                                139,066
                                             ----------
         Construction Materials -- 0.4%
 4,000   Italcementi......................       27,394
                                             ----------
         Metals -- 0.5%
22,000   Pirelli..........................       31,897
10,000   SMI..............................        4,535
                                             ----------
                                                 36,432
                                             ----------
         Services -- 0.0%
 2,500   Locazione Attrezzature...........        1,794
                                             ----------
         Telephone -- 0.7%
 6,000   Telecom Italia...................       45,299
                                             ----------
                                                319,928
                                             ----------
         NETHERLANDS -- 7.8%
         Banking -- 2.0%
 8,050   ABN AMRO Holding.................      132,768
                                             ----------
         Building -- 0.1%
   590   Hollandsche Beton Groep..........        7,388
                                             ----------
         Office Machinery -- 0.2%
 1,570   Oce..............................       11,153
   480   Stork............................        4,175
                                             ----------
                                                 15,328
                                             ----------
         Oil -- International -- 4.7%
 6,200   Royal Dutch Petroleum............      311,795
                                             ----------
         Real Estate Assets -- 0.3%
   840   Corio*...........................       18,513
                                             ----------
         Telephone -- 0.5%
11,030   Koninklijke (Royal) KPN..........       30,136
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         NETHERLANDS (CONTINUED)
         Textiles -- 0.0%
   110   Gamma Holding....................   $    3,226
                                             ----------
                                                519,154
                                             ----------
         PORTUGAL -- 1.2%
         Electric Utilities -- 1.2%
30,000   Electricidade de Portugal........       77,593
                                             ----------
         SPAIN -- 5.5%
         Banking -- 2.2%
19,430   Banco Santander Central
           Hispano........................      148,994
                                             ----------
         Building -- 0.1%
 1,420   Obrascon Huarte Lain.............        6,957
                                             ----------
         Insurance -- 0.2%
 2,790   Corporacion Mapfre, Compania
           Internacional de Reaseguros....       16,490
                                             ----------
         Oil -- 1.8%
 8,290   Repsol YPF.......................      119,287
                                             ----------
         Telephone -- 1.2%
 7,040   Telefonica*......................       77,835
                                             ----------
                                                369,563
                                             ----------
         SWEDEN -- 1.6%
         Autos -- 0.6%
 1,200   Autoliv..........................       18,335
 1,900   Volvo, Class A...................       23,510
                                             ----------
                                                 41,845
                                             ----------
         Financial Investments -- 1.0%
 1,600   Bure Equity......................        3,450
 5,700   Investor, Class B................       53,966
 1,200   Ratos, Class B...................        9,111
                                             ----------
                                                 66,527
                                             ----------
                                                108,372
                                             ----------
         SWITZERLAND -- 15.4%
         Banking -- 2.0%
 2,910   UBS..............................      136,092
                                             ----------
         Drugs -- 8.9%
   480   Ciba Specialty Chemicals.........       28,506
 7,850   Novartis.........................      307,392
 3,500   Roche Holding....................      251,157
                                             ----------
                                                587,055
                                             ----------
         Electronics -- 0.1%
   420   Ascom Holding....................        6,495
    30   Unaxis Holding...................        2,190
                                             ----------
                                                  8,685
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         SWITZERLAND (CONTINUED)
         Food -- 4.1%
 1,290   Nestle...........................   $  275,314
                                             ----------
         Insurance -- 0.3%
   120   Helvetia Patria Holding..........       17,482
                                             ----------
         Machinery -- 0.0%
    60   Zellweger Luwa*..................        2,598
                                             ----------
                                              1,027,226
                                             ----------
         UNITED KINGDOM -- 34.7%
         Banking -- 10.4%
 4,000   Abbey National...................       58,288
 8,000   Barclays.........................      219,749
13,000   HSBC Holdings....................      136,704
11,000   Lloyds TSB Group.................      104,922
 8,000   Royal Bank of Scotland Group.....      176,012
                                             ----------
                                                695,675
                                             ----------
         Defense -- 0.7%
 9,000   BAE Systems......................       43,849
                                             ----------
         Electronics -- 0.1%
 3,000   TT Electronics...................        5,357
                                             ----------
         Financial Investments -- 3.8%
29,000   Old Mutual.......................       49,654
15,000   Prudential.......................      153,437
10,000   Royal & Sun Alliance Insurance
           Group..........................       49,933
                                             ----------
                                                253,024
                                             ----------
         Food -- 0.5%
 5,000   Associated British Foods.........       33,583
                                             ----------
         Insurance -- 2.0%
10,000   CGNU.............................      122,867
 4,000   John Mowlem & Co. ...............       11,287
                                             ----------
                                                134,154
                                             ----------
         Machinery -- 0.4%
10,000   FKI..............................       20,392
 2,000   Hunting..........................        5,041
                                             ----------
                                                 25,433
                                             ----------
         Media -- 0.3%
 4,000   Trinity Mirror...................       20,458
                                             ----------
         Oil -- 0.6%
 5,000   Enterprise Oil...................       37,735
                                             ----------
         Oil -- International -- 6.5%
41,000   BP Amoco.........................      338,045
13,000   Shell Transport & Trading Co. ...       96,773
                                             ----------
                                                434,818
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
         Real Estate Assets -- 0.5%
 2,000   Daejan Holdings..................   $   35,126
                                             ----------
         Retail/Wholesale -- 2.6%
 3,000   GUS..............................       23,655
 2,000   Inchcape.........................       13,022
17,000   J Sainsbury......................       89,446
   500   New Look Group...................          599
 6,000   Scottish & Newcastle.............       45,436
                                             ----------
                                                172,158
                                             ----------
         Services -- 0.2%
15,000   Dimension Data Holdings*.........       15,597
                                             ----------
         Soaps & Cosmetics -- 0.1%
 3,000   Body Shop International..........        3,682
                                             ----------
         Telephone -- 4.7%
26,000   British Telecommunications.......      129,922
85,000   Vodafone Group...................      187,074
                                             ----------
                                                316,996
                                             ----------
         Transportation -- 0.3%
21,000   Stagecoach Holdings..............       20,987
                                             ----------
         Travel/Entertainment -- 1.0%
 3,000   De Vere Group....................       11,442
13,000   Hilton Group.....................       35,108
 3,000   Wolverhampton & Dudley
           Breweries......................       21,318
                                             ----------
                                                 67,868
                                             ----------
                                              2,316,500
                                             ----------
         TOTAL INVESTMENTS
           (COST $7,350,433)
           (A) -- 99.3%...................    6,633,976
                                             ----------
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 0.7%............       47,279
                                             ----------
         NET ASSETS -- 100.0%.............   $6,681,255
                                             ==========

---------------

*  Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation.................  $  92,399
   Unrealized depreciation.................   (808,856)
                                             ---------
   Net unrealized depreciation.............  $(716,457)
                                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                AXA ROSENBERG
                                                              AXA ROSENBERG     INTERNATIONAL     AXA ROSENBERG
                                                                U.S. SMALL          SMALL             VALUE
                                                              CAPITALIZATION    CAPITALIZATION    MARKET NEUTRAL
                                                                   FUND              FUND              FUND
                                                              --------------    --------------    --------------
ASSETS
Investments, at value (cost $415,953,095, $48,182,990,
  $78,922,494, respectively)................................   $439,753,971      $38,688,087       $ 81,394,258
Deposits with broker and custodian bank for securities sold
  short.....................................................             --               --         63,570,671
Cash........................................................          8,533            6,958                 --
Foreign cash................................................             --          773,992                 --
Collateral for securities loaned............................      3,368,611               --                 --
Dividends and interest receivable...........................        723,105          124,916            150,330
Receivable for capital shares issued........................        147,826               --            169,000
Receivable for securities sold short........................             --               --          4,484,348
Receivable for investments sold.............................      3,469,227          395,220             23,047
Deferred organization expenses..............................             --               --             12,944
Other assets................................................             --          100,653                 --
                                                               ------------      -----------       ------------
    Total Assets............................................    447,471,273       40,089,826        149,804,598
                                                               ------------      -----------       ------------
LIABILITIES
Securities sold short (proceeds $0, $0, $84,111,866,
  respectively).............................................             --               --         66,707,180
Payable for investments purchased...........................      3,202,970          125,230          1,207,330
Payable to cover securities sold short......................             --               --            656,958
Net unrealized depreciation on foreign exchange contracts...             --            7,531                 --
Payable for return of collateral received for securities
  loaned....................................................      3,368,611               --                 --
Accrued expenses and other liabilities:
  Manager fees..............................................        314,318           13,403             84,132
  Administration fees.......................................          5,147              506                693
  12b-1 fees (Investor Shares)..............................         16,644            1,420              1,090
  Service fees (Adviser Shares).............................          3,627               --                 --
  Other accrued expenses....................................        153,304           25,389             75,204
                                                               ------------      -----------       ------------
    Total Liabilities.......................................      7,064,621          173,479         68,732,587
                                                               ------------      -----------       ------------
NET ASSETS..................................................   $440,406,652      $39,916,347       $ 81,072,011
                                                               ============      ===========       ============
Institutional Shares:
Net Assets..................................................   $363,865,556      $30,272,503       $ 73,484,588
Shares Outstanding..........................................     38,082,039        3,941,597          7,767,351
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $       9.55      $      7.68       $       9.46
                                                               ============      ===========       ============
Adviser Shares:
Net Assets..................................................   $  8,773,419      $        --       $         --
Shares Outstanding..........................................        923,127               --                 --
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $       9.50      $        --       $         --
                                                               ============      ===========       ============
Investor Shares:
Net Assets..................................................   $ 67,767,677      $ 9,643,844       $  7,587,423
Shares Outstanding..........................................      7,155,748        1,262,271            803,798
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $       9.47      $      7.64       $       9.44
                                                               ============      ===========       ============
NET ASSETS CONSIST OF:
Capital.....................................................   $387,503,508      $52,488,567       $116,688,579
Accumulated net investment income...........................      1,395,981          584,667          1,485,588
Accumulated net realized gain/(loss) on investments, foreign
  currency transactions and securities sold short...........     27,706,287       (3,664,821)       (56,978,606)
Net unrealized appreciation/(depreciation) on investments,
  foreign currency transactions and securities sold short...     23,800,876       (9,492,066)        19,876,450
                                                               ------------      -----------       ------------
    NET ASSETS..............................................   $440,406,652      $39,916,347       $ 81,072,011
                                                               ============      ===========       ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                              AXA ROSENBERG     AXA ROSENBERG    AXA ROSENBERG
                                                              SELECT SECTORS      ENHANCED       INTERNATIONAL
                                                              MARKET NEUTRAL         500            EQUITY
                                                                   FUND             FUND             FUND
                                                              --------------    -------------    -------------
ASSETS
Investments, at value (cost $12,518,483, $4,716,152,
  $9,889,964, respectively).................................   $12,500,567       $3,827,447       $ 7,643,922
Deposits with broker and custodian bank for securities sold
  short.....................................................    11,315,200               --                --
Foreign cash................................................            --               --            74,418
Dividends and interest receivable...........................        26,569            4,780            26,108
Receivable for capital shares issued........................            --               --                19
Receivable for securities sold short........................       650,557               --                --
Receivable for investments sold.............................        76,628            2,417            32,467
Receivable from Manager.....................................            --            9,847            11,682
Other assets................................................            --               --            15,657
                                                               -----------       ----------       -----------
    Total Assets............................................    24,569,521        3,844,491         7,804,273
                                                               -----------       ----------       -----------
LIABILITIES
Securities sold short (proceeds $15,097,595, $0, $0,
  respectively).............................................    11,511,022               --                --
Payable to custodian........................................            --               --             2,737
Payable for investments purchased...........................       388,499            3,364            38,795
Accrued expenses and other liabilities:
  Manager fees..............................................         4,742               --                --
  12b-1 fees (Investor Shares)..............................            13               --                 5
  Other accrued expenses....................................         9,856            1,382            48,144
                                                               -----------       ----------       -----------
    Total Liabilities.......................................    11,914,132            4,746            89,681
                                                               -----------       ----------       -----------
NET ASSETS..................................................   $12,655,389       $3,839,745       $ 7,714,592
                                                               ===========       ==========       ===========
Institutional Shares:
Net Assets..................................................   $12,589,052       $3,839,745       $ 7,694,226
Shares Outstanding..........................................     1,137,378          539,925         1,106,404
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $     11.07       $     7.11       $      6.95
                                                               ===========       ==========       ===========
Investor Shares:
Net Assets..................................................   $    66,337       $       --       $    20,366
Shares Outstanding..........................................         5,923               --             2,947
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $     11.20       $       --       $      6.91
                                                               ===========       ==========       ===========
NET ASSETS CONSIST OF:
Capital.....................................................   $12,337,103       $5,317,984       $11,342,413
Accumulated net investment income...........................       280,131           20,799           334,203
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........    (3,530,502)        (610,333)       (1,717,259)
Net unrealized appreciation/(depreciation) on investments,
  foreign currency transactions and securities sold short...     3,568,657         (888,705)       (2,244,765)
                                                               -----------       ----------       -----------
    NET ASSETS..............................................   $12,655,389       $3,839,745       $ 7,714,592
                                                               ===========       ==========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                              AXA ROSENBERG          AXA
                                                              MULTI-STRATEGY      ROSENBERG       AXA ROSENBERG
                                                              MARKET NEUTRAL    U.S. DISCOVERY      EUROPEAN
                                                                   FUND              FUND             FUND
                                                              --------------    --------------    -------------
ASSETS
Investments, at value (cost $12,020,434, $2,481,611,
  $7,350,433, respectively).................................   $11,720,680        $2,305,558       $6,633,976
Deposits with broker and custodian bank for securities sold
  short.....................................................     9,899,632                --               --
Cash........................................................            --            76,319               --
Foreign cash................................................            --                --           43,529
Dividends and interest receivable...........................        22,134             2,197           23,351
Receivable for securities sold short........................       583,215                --               --
Receivable for investments sold.............................        43,822             3,693           18,459
Receivable from Manager.....................................            --                --              221
Other assets................................................            --             4,596              196
                                                               -----------        ----------       ----------
    Total Assets............................................    22,269,483         2,392,363        6,719,732
                                                               -----------        ----------       ----------
LIABILITIES
Securities sold short (proceeds $13,647,770, $0, $0,
  respectively).............................................    10,187,873                --               --
Payable to custodian........................................            --                --           16,243
Payable for investments purchased...........................       153,703            41,936           20,398
Payable to cover securities sold short......................         2,572                --               --
Accrued expenses and other liabilities:
  Manager fees..............................................         4,556               175               --
  12b-1 fees (Investor Shares)..............................             1                --               --
  Other accrued expenses....................................        11,323                --            1,836
                                                               -----------        ----------       ----------
    Total Liabilities.......................................    10,360,028            42,111           38,477
                                                               -----------        ----------       ----------
NET ASSETS..................................................   $11,909,455        $2,350,252       $6,681,255
                                                               ===========        ==========       ==========
Institutional Shares:
Net Assets..................................................   $11,903,202        $2,350,252       $6,681,255
Shares Outstanding..........................................     1,063,894           255,716          750,002
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $     11.19        $     9.19       $     8.91
                                                               ===========        ==========       ==========
Investor Shares:
Net Assets..................................................   $     6,253        $       --       $       --
Shares Outstanding..........................................           559                --               --
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................   $     11.19        $       --       $       --
                                                               ===========        ==========       ==========
NET ASSETS CONSIST OF:
Capital.....................................................   $11,475,005        $2,532,127       $7,500,021
Accumulated net investment income...........................       361,865             1,661           14,241
Accumulated net realized losses on investments, foreign
  currency transactions and securities sold short...........    (3,087,558)           (7,483)        (116,750)
Net unrealized appreciation/(depreciation) on investments,
  foreign currency transactions and securities sold short...     3,160,143          (176,053)        (716,257)
                                                               -----------        ----------       ----------
    NET ASSETS..............................................   $11,909,455        $2,350,252       $6,681,255
                                                               ===========        ==========       ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                AXA ROSENBERG
                                                              AXA ROSENBERG     INTERNATIONAL     AXA ROSENBERG
                                                                U.S. SMALL          SMALL             VALUE
                                                              CAPITALIZATION    CAPITALIZATION    MARKET NEUTRAL
                                                                   FUND              FUND              FUND
                                                              --------------    --------------    --------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $116,876, $615,
    respectively)...........................................   $  3,948,361      $   873,289       $   450,737
  Interest..................................................        101,661            4,619         1,199,934
  Securities lending fees...................................         18,846               --                --
                                                               ------------      -----------       -----------
    Total Investment Income.................................      4,068,868          877,908         1,650,671
                                                               ------------      -----------       -----------
Expenses:
  Manager fees..............................................      2,204,855          226,581           499,132
  Administration fees.......................................        366,248           33,885            49,394
  12b-1 fees (Investor Shares)..............................         90,524            5,210             4,303
  Service fees (Adviser Shares).............................          9,493               --                --
  Audit and tax fees........................................         82,296            3,847            10,326
  Custodian fees............................................         96,139          108,291            13,436
  Fund accounting fees......................................         28,965           42,207            44,749
  Organization fees.........................................             --               --             4,081
  Registration and filing fees..............................         20,790           12,188             7,264
  Transfer agent fees.......................................         65,984            9,028             9,703
  Trustees' fees............................................         94,256            8,128            14,103
  Dividend expense for securities sold short................             --               --           157,327
  Other expenses............................................        124,076           11,557            12,165
                                                               ------------      -----------       -----------
    Total expenses before waivers/reimbursements............      3,183,626          460,922           825,983
    Expenses/fees waived/reimbursed by Manager..............       (105,247)        (102,370)          (61,711)
    Expenses/fees waived by Administrator...................       (135,717)         (12,558)          (18,296)
                                                               ------------      -----------       -----------
    Net Expenses............................................      2,942,662          345,994           745,976
                                                               ------------      -----------       -----------
Net Investment Income.......................................      1,126,206          531,914           904,695
                                                               ------------      -----------       -----------
Net Realized Gains/(Losses) from Investments, Foreign
  Currency and Securities Sold Short Transactions...........     33,275,650       (3,043,273)        4,630,520
Change in Unrealized Appreciation/(Depreciation) from
  Investments, Foreign Currency and Securities Sold Short
  Transactions..............................................    (31,928,083)      (4,439,308)        6,301,978
                                                               ------------      -----------       -----------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency and Securities Sold Short Transactions...      1,347,567       (7,482,581)       10,932,498
                                                               ------------      -----------       -----------
Change in net assets resulting from operations..............   $  2,473,773      $(6,950,667)      $11,837,193
                                                               ============      ===========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                              AXA ROSENBERG                      AXA ROSENBERG
                                                              SELECT SECTORS    AXA ROSENBERG    INTERNATIONAL
                                                              MARKET NEUTRAL    ENHANCED 500        EQUITY
                                                                   FUND             FUND             FUND
                                                              --------------    -------------    -------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $198, $16,133,
    respectively)...........................................    $   55,352        $  29,545       $   142,396
  Interest..................................................       211,889            1,011                --
                                                                ----------        ---------       -----------
    Total Investment Income.................................       267,241           30,556           142,396
                                                                ----------        ---------       -----------
Expenses:
  Manager fees..............................................        56,696           10,150            38,257
  Administration fees.......................................         8,441            3,031             6,738
  12b-1 fees (Investor Shares)..............................            63               --                33
  Audit and tax fees........................................         1,500            1,250             2,500
  Custodian fees............................................         3,473            1,455            52,197
  Fund accounting fees......................................        23,365           27,948            33,363
  Registration and filing fees..............................         6,141            8,519             8,884
  Transfer agent fees.......................................         6,468            5,890             5,675
  Trustees' fees............................................         2,401            1,261             1,144
  Dividend expense for securities sold short................        29,108               --                --
  Other expenses............................................           150              572               725
                                                                ----------        ---------       -----------
    Total expenses before waivers/reimbursements............       137,806           60,076           149,516
    Expenses/fees waived/reimbursed by Manager..............       (29,318)         (41,820)          (81,984)
    Expenses/fees waived by Administrator...................        (8,441)          (3,031)           (6,738)
                                                                ----------        ---------       -----------
    Net Expenses............................................       100,047           15,225            60,794
                                                                ----------        ---------       -----------
Net Investment Income.......................................       167,194           15,331            81,602
                                                                ----------        ---------       -----------
Net Realized Gains/(Losses) from Investments, Foreign
  Currency and Securities Sold Short Transactions...........       150,700          (87,048)         (625,603)
Change in Unrealized Appreciation/(Depreciation) from
  Investments, Foreign Currency and Securities Sold Short
  Transactions..............................................     1,301,248         (245,959)         (667,486)
                                                                ----------        ---------       -----------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency and Securities Sold Short Transactions...     1,451,948         (333,007)       (1,293,089)
                                                                ----------        ---------       -----------
Change in net assets resulting from operations..............    $1,619,142        $(317,676)      $(1,211,487)
                                                                ==========        =========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                              AXA ROSENBERG
                                                              MULTI-STRATEGY    AXA ROSENBERG     AXA ROSENBERG
                                                              MARKET NEUTRAL    U.S. DISCOVERY      EUROPEAN
                                                                   FUND             FUND*            FUND**
                                                              --------------    --------------    -------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $0, $3,757,
    respectively)...........................................    $   60,531        $   2,495         $  31,199
  Interest..................................................       239,234              843                --
                                                                ----------        ---------         ---------
    Total Investment Income.................................       299,765            3,338            31,199
                                                                ----------        ---------         ---------
Expenses:
  Manager fees..............................................        97,728            1,312            10,175
  Administration fees.......................................         9,760              258             1,895
  12b-1 fees (Investor Shares)..............................             1               --                --
  Audit and tax fees........................................           525               18               243
  Custodian fees............................................         5,693               82             7,045
  Fund accounting fees......................................        39,038              954             6,848
  Registration and filing fees..............................         6,929               --                --
  Transfer agent fees.......................................         5,629              245             1,098
  Trustees' fees............................................         2,846              129               448
  Dividend expense for securities sold short................        24,326               --                --
  Other expenses............................................           575               74               546
                                                                ----------        ---------         ---------
    Total expenses before waivers/reimbursements............       193,050            3,072            28,298
    Expenses/fees waived/reimbursed by Manager..............       (61,235)          (1,137)           (9,445)
    Expenses/fees waived by Administrator...................        (9,760)            (258)           (1,895)
                                                                ----------        ---------         ---------
    Net Expenses............................................       122,055            1,677            16,958
                                                                ----------        ---------         ---------
Net Investment Income.......................................       177,710            1,661            14,241
                                                                ----------        ---------         ---------
Net Realized Gains/(Losses) from Investments, Foreign
  Currency and Securities Sold Short Transactions...........       953,316           (7,483)         (116,750)
Change in Unrealized Appreciation/(Depreciation) from
  Investments, Foreign Currency and Securities Sold Short
  Transactions..............................................       862,664         (176,053)         (716,257)
                                                                ----------        ---------         ---------
Net Realized and Unrealized Gains/(Losses) from Investments,
  Foreign Currency and Securities Sold Short Transactions...     1,815,980         (183,536)         (833,007)
                                                                ----------        ---------         ---------
Change in net assets resulting from operations..............    $1,993,690        $(181,875)        $(818,766)
                                                                ==========        =========         =========

---------------

*  From commencement of operations on September 4, 2001 (Institutional Shares).

** From commencement of operations on July 23, 2001 (Institutional Shares).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          AXA ROSENBERG                       AXA ROSENBERG
                                           U.S. SMALL                      INTERNATIONAL SMALL
                                       CAPITALIZATION FUND                 CAPITALIZATION FUND
                                ---------------------------------    --------------------------------
                                SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                 SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                      2001              2001               2001              2001
                                ----------------    -------------    ----------------    ------------
                                  (UNAUDITED)                          (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........    $  1,126,206      $   1,101,408      $    531,914      $    455,116
 Net realized gains/(losses)
   from investments, foreign
   currency and securities
   sold short transactions....      33,275,650         (3,307,899)       (3,043,273)        1,000,119
 Change in unrealized
   appreciation/(depreciation)
   from investments, foreign
   currency and securities
   sold short transactions....     (31,928,083)        (4,531,644)       (4,439,308)       (6,551,464)
                                  ------------      -------------      ------------      ------------
   Change in net assets
     resulting from
     operations...............       2,473,773         (6,738,135)       (6,950,667)       (5,096,229)
                                  ------------      -------------      ------------      ------------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......              --         (1,295,682)               --          (625,789)
   Adviser Shares.............              --            (12,709)               --                --
   Investor Shares............              --            (20,609)               --           (17,211)
                                  ------------      -------------      ------------      ------------
                                            --         (1,329,000)               --          (643,000)
                                  ------------      -------------      ------------      ------------
 Net realized gains on
   investments
   Institutional Shares.......              --        (14,323,833)               --        (5,417,835)
   Adviser Shares.............              --           (297,212)               --                --
   Investor Shares............              --           (442,852)               --          (185,632)
                                  ------------      -------------      ------------      ------------
                                            --        (15,063,897)               --        (5,603,467)
                                  ------------      -------------      ------------      ------------
   Change in net assets
     resulting from
     dividends................              --        (16,392,897)               --        (6,246,467)
                                  ------------      -------------      ------------      ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......      27,067,600         71,503,106         5,841,445        15,154,386
   Adviser Shares.............       2,616,250          4,203,986                --                --
   Investor Shares............      17,475,153         68,360,657        25,990,037         2,797,872
                                  ------------      -------------      ------------      ------------
                                    47,159,003        144,067,749        31,831,482        17,952,258
                                  ------------      -------------      ------------      ------------
 Proceeds from shares issued
   in exchange for shares of
   Barr Rosenberg VIT Market
   Neutral Fund
   Institutional Shares.......              --                 --                --                --
                                  ------------      -------------      ------------      ------------
                                            --                 --                --                --
                                  ------------      -------------      ------------      ------------
 Proceeds from dividends
   reinvested
   Institutional Shares.......              --         14,689,175                --         6,043,623
   Adviser Shares.............              --            247,769                --                --
   Investor Shares............              --            456,900                --           202,599
                                  ------------      -------------      ------------      ------------
                                            --         15,393,844                --         6,246,222
                                  ------------      -------------      ------------      ------------
 Cost of shares redeemed
   Institutional Shares.......     (74,531,502)      (103,330,114)      (11,571,678)      (12,871,670)
   Adviser Shares.............      (1,994,142)        (3,844,411)               --                --
   Investor Shares............     (14,203,116)       (14,824,191)      (17,074,870)       (2,580,072)
                                  ------------      -------------      ------------      ------------
                                   (90,728,760)      (121,998,716)      (28,646,548)      (15,451,742)
                                  ------------      -------------      ------------      ------------
   Change in net assets from
     capital transactions.....     (43,569,757)        37,462,877         3,184,934         8,746,738
                                  ------------      -------------      ------------      ------------
Change in net assets..........     (41,095,984)        14,331,845        (3,765,733)       (2,595,958)
NET ASSETS:
   Beginning of period........     481,502,636        467,170,791        43,682,080        46,278,038
                                  ------------      -------------      ------------      ------------
   End of period..............    $440,406,652      $ 481,502,636      $ 39,916,347      $ 43,682,080
                                  ============      =============      ============      ============


                                         AXA ROSENBERG
                                   VALUE MARKET NEUTRAL FUND
                                --------------------------------
                                SIX MONTHS ENDED     YEAR ENDED
                                 SEPTEMBER 30,       MARCH 31,
                                      2001              2001
                                ----------------    ------------
                                  (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........    $    904,695      $  2,967,874
 Net realized gains/(losses)
   from investments, foreign
   currency and securities
   sold short transactions....       4,630,520        (5,844,876)
 Change in unrealized
   appreciation/(depreciation)
   from investments, foreign
   currency and securities
   sold short transactions....       6,301,978        11,950,292
                                  ------------      ------------
   Change in net assets
     resulting from
     operations...............      11,837,193         9,073,290
                                  ------------      ------------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......              --        (3,241,301)
   Adviser Shares.............              --                --
   Investor Shares............              --          (169,699)
                                  ------------      ------------
                                            --        (3,411,000)
                                  ------------      ------------
 Net realized gains on
   investments
   Institutional Shares.......              --                --
   Adviser Shares.............              --                --
   Investor Shares............              --                --
                                  ------------      ------------
                                            --                --
                                  ------------      ------------
   Change in net assets
     resulting from
     dividends................              --        (3,411,000)
                                  ------------      ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......       1,638,918        13,380,876
   Adviser Shares.............              --                --
   Investor Shares............       8,648,018         5,043,214
                                  ------------      ------------
                                    10,286,936        18,424,090
                                  ------------      ------------
 Proceeds from shares issued
   in exchange for shares of
   Barr Rosenberg VIT Market
   Neutral Fund
   Institutional Shares.......       3,936,144                --
                                  ------------      ------------
                                     3,936,144                --
                                  ------------      ------------
 Proceeds from dividends
   reinvested
   Institutional Shares.......              --         3,241,299
   Adviser Shares.............              --                --
   Investor Shares............              --           162,111
                                  ------------      ------------
                                            --         3,403,410
                                  ------------      ------------
 Cost of shares redeemed
   Institutional Shares.......      (5,265,691)      (34,478,080)
   Adviser Shares.............              --                --
   Investor Shares............      (5,597,250)       (7,694,371)
                                  ------------      ------------
                                   (10,862,941)      (42,172,451)
                                  ------------      ------------
   Change in net assets from
     capital transactions.....       3,360,139       (20,344,951)
                                  ------------      ------------
Change in net assets..........      15,197,332       (14,682,661)
NET ASSETS:
   Beginning of period........      65,874,679        80,557,340
                                  ------------      ------------
   End of period..............    $ 81,072,011      $ 65,874,679
                                  ============      ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                        AXA ROSENBERG                       AXA ROSENBERG
                                        SELECT SECTORS                       ENHANCED 500
                                     MARKET NEUTRAL FUND                         FUND
                               --------------------------------    --------------------------------
                               SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    PERIOD ENDED
                                SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                     2001              2001              2001             2001*
                               ----------------    ------------    ----------------    ------------
                                 (UNAUDITED)                         (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........   $   167,194       $    875,614       $   15,331       $    22,468
 Net realized gains/(losses)
   from investments, foreign
   currency and securities
   sold short transactions....       150,700         (1,169,816)         (87,048)         (523,285)
 Change in unrealized
   appreciation/(depreciation)
   from investments, foreign
   currency and securities
   sold short transactions....     1,301,248         (1,165,960)        (245,959)         (642,746)
                                 -----------       ------------       ----------       -----------
   Change in net assets
     resulting from
     operations...............     1,619,142         (1,460,162)        (317,676)       (1,143,563)
                                 -----------       ------------       ----------       -----------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......            --         (1,080,095)              --           (17,000)
   Investor Shares............            --             (3,905)              --                --
                                 -----------       ------------       ----------       -----------
   Change in net assets
     resulting from
     dividends................            --         (1,084,000)              --           (17,000)
                                 -----------       ------------       ----------       -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......       540,603            519,636          258,088         5,070,226
   Investor Shares............        38,266             46,227               --                --
                                 -----------       ------------       ----------       -----------
                                     578,869            565,863          258,088         5,070,226
                                 -----------       ------------       ----------       -----------
 Proceeds from shares issued
   in exchange for shares of
   AXA Rosenberg Japan Fund
   Institutional Shares.......            --                 --               --                --
   Investor Shares............            --                 --               --                --
                                 -----------       ------------       ----------       -----------
                                          --                 --               --                --
                                 -----------       ------------       ----------       -----------
 Proceeds from dividends
   reinvested
   Institutional Shares.......            --          1,080,095               --               208
   Investor Shares............            --              3,798               --                --
                                 -----------       ------------       ----------       -----------
                                          --          1,083,893               --               208
                                 -----------       ------------       ----------       -----------
 Cost of shares redeemed
   Institutional Shares.......    (1,418,435)       (15,090,128)         (10,263)             (275)
   Investor Shares............        (3,294)          (875,502)              --                --
                                 -----------       ------------       ----------       -----------
                                  (1,421,729)       (15,965,630)         (10,263)             (275)
                                 -----------       ------------       ----------       -----------
   Change in net assets from
     capital transactions.....      (842,860)       (14,315,874)         247,825         5,070,159
                                 -----------       ------------       ----------       -----------
Change in net assets..........       776,282        (16,860,036)         (69,851)        3,909,596
NET ASSETS:
 Beginning of period..........    11,879,107         28,739,143        3,909,596                --
                                 -----------       ------------       ----------       -----------
 End of period................   $12,655,389       $ 11,879,107       $3,839,745       $ 3,909,596
                                 ===========       ============       ==========       ===========

                                          AXA ROSENBERG
                                          INTERNATIONAL
                                             EQUITY
                                              FUND
                                ---------------------------------
                                SIX MONTHS ENDED     PERIOD ENDED
                                  SEPTEMBER 30,       MARCH 31,
                                      2001              2001**
                                -----------------    ------------
                                   (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........     $    81,602       $   313,989
 Net realized gains/(losses)
   from investments, foreign
   currency and securities
   sold short transactions....        (625,603)         (580,148)
 Change in unrealized
   appreciation/(depreciation)
   from investments, foreign
   currency and securities
   sold short transactions....        (667,486)       (1,577,279)
                                   -----------       -----------
   Change in net assets
     resulting from
     operations...............      (1,211,487)       (1,843,438)
                                   -----------       -----------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......              --                --
   Investor Shares............              --                --
                                   -----------       -----------
   Change in net assets
     resulting from
     dividends................              --                --
                                   -----------       -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......         158,125         9,972,909
   Investor Shares............         255,406             1,759
                                   -----------       -----------
                                       413,531         9,974,668
                                   -----------       -----------
 Proceeds from shares issued
   in exchange for shares of
   AXA Rosenberg Japan Fund
   Institutional Shares.......              --           947,546
   Investor Shares............              --            22,796
                                   -----------       -----------
                                            --           970,342
                                   -----------       -----------
 Proceeds from dividends
   reinvested
   Institutional Shares.......              --                --
   Investor Shares............              --                --
                                   -----------       -----------
                                            --                --
                                   -----------       -----------
 Cost of shares redeemed
   Institutional Shares.......        (328,812)           (6,983)
   Investor Shares............        (253,229)               --
                                   -----------       -----------
                                      (582,041)           (6,983)
                                   -----------       -----------
   Change in net assets from
     capital transactions.....        (168,510)       10,938,027
                                   -----------       -----------
Change in net assets..........      (1,379,997)        9,094,589
NET ASSETS:
 Beginning of period..........       9,094,589                --
                                   -----------       -----------
 End of period................     $ 7,714,592       $ 9,094,589
                                   ===========       ===========

---------------

*  From commencement of operations on June 7, 2000 (Institutional Shares).

** From commencement of operations on June 7, 2000 (Institutional Shares) and
   December 5, 2000 (Investor Shares).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                         AXA ROSENBERG
                                         MULTI-STRATEGY             AXA ROSENBERG     AXA ROSENBERG
                                         MARKET NEUTRAL             U.S. DISCOVERY      EUROPEAN
                                              FUND                       FUND             FUND
                                --------------------------------    --------------    -------------
                                SIX MONTHS ENDED    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                 SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,     SEPTEMBER 30,
                                      2001             2001*            2001**           2001***
                                ----------------    ------------    --------------    -------------
                                  (UNAUDITED)                        (UNAUDITED)       (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........    $   177,710       $   408,477       $    1,661       $   14,241
 Net realized gains/(losses)
   from investments, foreign
   currency and securities
   sold short transactions....        953,316        (3,832,917)          (7,483)        (116,750)
 Change in unrealized
   appreciation/(depreciation)
   from investments, foreign
   currency and securities
   sold short transactions....        862,664         2,297,479         (176,053)        (716,257)
                                  -----------       -----------       ----------       ----------
   Change in net assets
     resulting from
     operations...............      1,993,690        (1,126,961)        (181,875)        (818,766)
                                  -----------       -----------       ----------       ----------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......             --          (233,000)              --               --
                                  -----------       -----------       ----------       ----------
 Net realized gains on
   investments
   Institutional Shares.......             --          (199,279)              --               --
                                  -----------       -----------       ----------       ----------
   Change in net assets
     resulting from
     dividends................             --          (432,279)              --               --
                                  -----------       -----------       ----------       ----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......        947,370        24,584,054        2,541,112        7,500,021
   Investor Shares............          5,609                --               --               --
                                  -----------       -----------       ----------       ----------
                                      952,979        24,584,054        2,541,112        7,500,021
                                  -----------       -----------       ----------       ----------
 Proceeds from dividends
   reinvested Institutional
   Shares.....................             --           432,025               --               --
   Investor Shares............             --                --               --               --
                                  -----------       -----------       ----------       ----------
                                           --           432,025               --               --
                                  -----------       -----------       ----------       ----------
 Cost of shares redeemed
   Institutional Shares.......     (5,960,748)       (8,533,305)          (8,985)              --
   Investor Shares............             --                --               --               --
                                  -----------       -----------       ----------       ----------
                                   (5,960,748)       (8,533,305)          (8,985)              --
                                  -----------       -----------       ----------       ----------
   Change in net assets from
     capital transactions.....     (5,007,769)       16,482,774        2,532,127        7,500,021
                                  -----------       -----------       ----------       ----------
Change in net assets..........     (3,014,079)       14,923,534        2,350,252        6,681,255
NET ASSETS:
 Beginning of period..........     14,923,534                --               --               --
                                  -----------       -----------       ----------       ----------
 End of period................    $11,909,455       $14,923,534       $2,350,252       $6,681,255
                                  ===========       ===========       ==========       ==========

---------------

*  From commencement of operations on September 29, 2000 (Institutional Shares).

**  From commencement of operations on September 4, 2001 (Institutional Shares).

*** From commencement of operations on July 23, 2001 (Institutional Shares).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering nine portfolios: AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund, AXA Rosenberg U.S. Discovery Fund (commenced operations on September 4, 2001) and AXA Rosenberg European Fund (commenced operations on July 23, 2001), collectively (the "Funds"), or individually (the "Fund"). Each Fund is authorized to issue Institutional Shares and Investor Shares. In addition, the AXA Rosenberg U.S. Small Capitalization Fund is authorized to issue Adviser Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. REORGANIZATION. The Trust entered into an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Barr Rosenberg VIT Market Neutral Fund transferred to the AXA Rosenberg Value Market Neutral Fund in exchange for shares of the AXA Rosenberg Value Market Neutral Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share, accumulated net realized losses and unrealized appreciation immediately before and after the reorganization:

                                                                                                 AFTER
                                                                BEFORE REORGANIZATION        REORGANIZATION
                                                            ------------------------------   --------------
                                                            BARR ROSENBERG   AXA ROSENBERG   AXA ROSENBERG
                                                              VIT MARKET     VALUE MARKET     VALUE MARKET
                                                             NEUTRAL FUND    NEUTRAL FUND     NEUTRAL FUND
                                                            --------------   -------------   --------------
     Institutional Shares
        Shares............................................       443,332        7,448,778        7,956,667
        Net Assets........................................   $ 3,936,144     $ 57,725,402     $ 61,661,546
        Net Asset Value...................................   $      8.88     $       7.75     $       7.75
     Unrealized Appreciation..............................   $   768,579     $  9,482,637     $ 10,251,216
     Accumulated Net Realized Losses......................   $(1,202,233)    $(60,577,257)    $(61,779,490)

The AXA Rosenberg Value Market Neutral Fund retained its investment objective and financial history after the reorganization.

3. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Real Estate Investment Trusts

The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Short Sales

The AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund and the AXA Rosenberg Multi-Strategy Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At September 30, 2001, the values of securities sold short in the AXA Rosenberg Value Market Neutral Fund, AXA Rosenberg Select Sectors Market Neutral Fund and the AXA

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Rosenberg Multi-Strategy Market Neutral Fund amounted to $66,707,180, $11,511,022 and $10,187,873, respectively. The collateral for the securities sold short includes the Bear Stearns Deposit Account and the securities held long, as shown in the Schedule of Portfolio Investments.

  Securities Lending

Under the Security Lending Program, securities held by the AXA Rosenberg U.S. Small Capitalization Fund are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provide cash and/or certain cash equivalents as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

At September 30, 2001, the value of securities loaned amounted to $3,288,062 against which cash collateral of $3,368,611 was held. The cash collateral is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the AXA Rosenberg U.S. Small Capitalization Fund and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The AXA Rosenberg U.S. Small Capitalization Fund bears the risk of loss with respect to the investment of the cash collateral.

  Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund; expenses not directly attributable to a Fund are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets or another reasonable basis.

  Dividends

Dividends to shareholders are recorded on the ex-dividend date. Dividends are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts. No such reclassifications were booked for the current period.

  Organizational Expenses

Costs incurred in connection with the organization and initial registration of the AXA Rosenberg Value Market Neutral Fund have been deferred and are being amortized on a straight-line basis over a sixty month period commencing December 1997.

4. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the AXA Rosenberg U.S. Small Capitalization Fund, 1.00% for the AXA Rosenberg International Small Capitalization Fund, 1.50% for the AXA Rosenberg Value Market Neutral Fund, 1.00% for the AXA Rosenberg Select Sectors Market Neutral Fund, 0.50% for the AXA Rosenberg Enhanced 500 Fund, 0.85% for the AXA Rosenberg International Equity Fund, 1.50% for the AXA Rosenberg Multi-Strategy Market Neutral Fund, 0.90% for the AXA Rosenberg U.S. Discovery Fund and 0.75% for the AXA Rosenberg European Fund of each Fund's average net assets. The

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Manager has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the AXA Rosenberg U.S. Small Capitalization Fund, 1.50% of the average net assets of the AXA Rosenberg International Small Capitalization Fund, 0.75% of the average net assets of the AXA Rosenberg Enhanced 500 Fund, 1.35% of the average net assets of the AXA Rosenberg International Equity Fund, 1.15% of the average net assets of the AXA Rosenberg U.S. Discovery Fund and 1.25% of the average net assets of the AXA Rosenberg European Fund. This includes the management fee but excludes the Service Fees and the Distribution and Shareholder Service Fees. The Manager has agreed to maintain an operating expense ratio for the AXA Rosenberg Value Market Neutral Fund of 1.75%, for the AXA Rosenberg Select Sectors Market Neutral Fund of 1.25% and for the AXA Rosenberg Multi-Strategy Market Neutral Fund of 1.50% of each Fund's average net assets, exclusive of the dividend expense on short sales. This includes the management fee but excludes the Distribution and Shareholder Service Fees.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund and the AXA Rosenberg Value Market Neutral Fund. In addition, the Administrator has agreed to waive all fees in the AXA Rosenberg Select Sectors Market Neutral Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Multi-Strategy Market Neutral Fund, AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund until the net assets reach $25 million.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee per Fund.

The Trust has adopted a Distribution and Shareholder Service Plan for its Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Investor Shares. The Investor Shares are subject to an annual Distribution and Shareholder Service Fee of up to 0.25% of the respective average daily net assets. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. Effective June 1, 2001, the annual Service Fee was increased from 0.25% to 0.30% of the average daily net assets attributable to such shares.

5. FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. SECURITY PURCHASES AND SALES. For the six months ended September 30, 2001, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
     AXA Rosenberg U.S. Small Capitalization Fund...........  $229,822,451   $273,369,217
     AXA Rosenberg International Small Capitalization
      Fund..................................................    39,929,414     38,996,989
     AXA Rosenberg Value Market Neutral Fund................    47,497,876     40,416,742
     AXA Rosenberg Select Sectors Market Neutral Fund.......    16,520,450     15,058,612
     AXA Rosenberg Enhanced 500 Fund........................     2,068,664      1,867,127
     AXA Rosenberg International Equity Fund................     5,111,085      5,026,256
     AXA Rosenberg Multi-Strategy Market Neutral Fund.......    15,515,122     18,997,752
     AXA Rosenberg U.S. Discovery Fund......................     2,558,578         78,847
     AXA Rosenberg European Fund............................     9,379,059      1,916,599

7. SALES AND REDEMPTIONS OF SHARES. The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                     PERIOD ENDED SEPTEMBER 30, 2001
                           ------------------------------------------------------------------------------------
                                                                             AXA
                                                 AXA            AXA       ROSENBERG
                                AXA           ROSENBERG      ROSENBERG     SELECT        AXA           AXA
                             ROSENBERG      INTERNATIONAL      VALUE       SECTORS    ROSENBERG     ROSENBERG
                             U.S. SMALL         SMALL          MARKET      MARKET     ENHANCED    INTERNATIONAL
                           CAPITALIZATION   CAPITALIZATION    NEUTRAL      NEUTRAL       500         EQUITY
                                FUND             FUND           FUND        FUND        FUND          FUND
                           --------------   --------------   ----------   ---------   ---------   -------------
Shares sold:
  Institutional..........     2,599,073          631,535        278,981     53,514     33,716            598
  Adviser................       259,038               --             --         --         --             --
  Investor...............     1,690,767        2,961,177        994,181      3,754         --         31,807
                             ----------       ----------     ----------   --------     ------        -------
                              4,548,878        3,592,712      1,273,162     57,268     33,716         32,405
                             ----------       ----------     ----------   --------     ------        -------
Shares sold in exchange
  for shares of Barr
  Rosenberg VIT Market
  Neutral Fund:
  Institutional..........            --               --        507,890         --         --             --
                             ----------       ----------     ----------   --------     ------        -------
                                     --               --        507,890         --         --             --
                             ----------       ----------     ----------   --------     ------        -------
Shares redeemed:
  Institutional..........    (7,170,740)      (1,284,363)      (653,518)  (150,171)    (1,343)        (7,856)
  Adviser................      (190,009)              --             --         --         --             --
  Investor...............    (1,399,341)      (1,889,371)      (678,014)      (325)        --        (31,807)
                             ----------       ----------     ----------   --------     ------        -------
                             (8,760,090)      (3,173,734)    (1,331,532)  (150,496)    (1,343)       (39,663)
                             ----------       ----------     ----------   --------     ------        -------
Net increase/(decrease)
  Institutional..........    (4,571,667)        (652,828)       133,353    (96,657)    32,373         (7,258)
  Adviser................        69,029               --             --         --         --             --
  Investor...............       291,426        1,071,806        316,167      3,429         --             --
                             ----------       ----------     ----------   --------     ------        -------
                             (4,211,212)         418,978        449,520    (93,228)    32,373         (7,258)
                             ==========       ==========     ==========   ========     ======        =======

                              PERIOD ENDED SEPTEMBER 30, 2001
                           --------------------------------------

                                AXA
                             ROSENBERG         AXA
                           MULTI-STRATEGY   ROSENBERG      AXA
                               MARKET         U.S.      ROSENBERG
                              NEUTRAL       DISCOVERY   EUROPEAN
                               FUND*         FUND**      FUND***
                           --------------   ---------   ---------
Shares sold:
  Institutional..........      103,544       256,677     750,000
  Adviser................           --            --          --
  Investor...............          558            --          --
                              --------       -------     -------
                               104,102       256,677     750,000
                              --------       -------     -------
Shares sold in exchange
  for shares of Barr
  Rosenberg VIT Market
  Neutral Fund:
  Institutional..........           --            --          --
                              --------       -------     -------
                                    --            --          --
                              --------       -------     -------
Shares redeemed:
  Institutional..........     (621,965)         (963)         --
  Adviser................           --            --          --
  Investor...............           --            --          --
                              --------       -------     -------
                              (621,965)         (963)         --
                              --------       -------     -------
Net increase/(decrease)
  Institutional..........     (518,421)      255,714     750,000
  Adviser................           --            --          --
  Investor...............          558            --          --
                              --------       -------     -------
                              (517,863)      255,714     750,000
                              ========       =======     =======

---------------

*   From commencement of operations on August 23, 2001 (Investor Shares).

**  From commencement of operations on September 4, 2001 (Institutional Shares).

*** From commencement of operations on July 23, 2001 (Institutional Shares).

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  YEAR ENDED MARCH 31, 2001
                            ------------------------------------------------------------------------------------------------------
                                                                              AXA
                                                  AXA            AXA       ROSENBERG                                     AXA
                                 AXA           ROSENBERG      ROSENBERG      SELECT        AXA           AXA          ROSENBERG
                              ROSENBERG      INTERNATIONAL      VALUE       SECTORS     ROSENBERG     ROSENBERG     MULTI-STRATEGY
                              U.S. SMALL         SMALL          MARKET       MARKET     ENHANCED    INTERNATIONAL       MARKET
                            CAPITALIZATION   CAPITALIZATION    NEUTRAL      NEUTRAL        500         EQUITY          NEUTRAL
                                 FUND             FUND           FUND         FUND        FUND*        FUND**          FUND***
                            --------------   --------------   ----------   ----------   ---------   -------------   --------------
Shares sold:
  Institutional...........     7,251,114        1,396,097      1,759,709       49,833    507,560      1,000,002       2,481,212
  Adviser.................       437,910               --             --           --         --             --              --
  Investor................     7,021,446          271,414        672,181        4,323         --            207              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
                              14,710,470        1,667,511      2,431,890       54,156    507,560      1,000,209       2,481,212
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
Shares sold in exchange
  for shares of AXA
  Rosenberg Japan Fund:
  Institutional...........            --               --             --           --         --        113,751              --
  Adviser.................            --               --             --           --         --             --              --
  Investor................            --               --             --           --         --          2,740              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
                                      --               --             --           --         --        116,491              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
Issued upon reinvestment
  of dividends:
  Institutional...........     1,534,919          619,859        457,811      120,951         23             --          46,908
  Adviser.................        25,972               --             --           --         --             --              --
  Investor................        48,044           20,843         22,897          420         --             --              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
                               1,608,935          640,702        480,708      121,371         23             --          46,908
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
Shares redeemed:
  Institutional...........   (10,660,036)      (1,201,194)    (4,609,497)  (1,456,074)       (31)           (90)       (945,804)
  Adviser.................      (396,575)              --             --           --         --             --              --
  Investor................    (1,345,415)        (241,952)    (1,038,684)     (84,577)        --             --              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
                             (12,402,026)      (1,443,146)    (5,648,181)  (1,540,651)       (31)           (90)       (945,804)
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
Net increase/(decrease)
  Institutional...........    (1,874,003)         814,762     (2,391,977)  (1,285,290)   507,552      1,113,663       1,582,316
  Adviser.................        67,307               --             --           --         --             --              --
  Investor................     5,724,075           50,305       (343,606)     (79,834)        --          2,947              --
                             -----------       ----------     ----------   ----------    -------      ---------       ---------
                               3,917,379          865,067     (2,735,583)  (1,365,124)   507,552      1,116,610       1,582,316
                             ===========       ==========     ==========   ==========    =======      =========       =========

---------------

*   From commencement of operations on June 7, 2000 (Institutional Shares).

** From commencement of operations on June 7, 2000 (Institutional Shares) and December 5, 2000 (Investor Shares).

*** From commencement of operations on September 29, 2000 (Institutional
    Shares).

8. LINE OF CREDIT. A line of credit to a maximum amount of 33.33% of total net assets for the AXA Rosenberg Value Market Neutral Fund has been established by the custodian for temporary purposes. In addition, an unsecured line of credit to a maximum amount of $20,000,000 has been established by the custodian for general purposes for the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund and the AXA Rosenberg European Fund.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX      FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS          YEAR        YEAR        YEAR        YEAR        YEAR
                                             ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001           2001        2000        1999        1998        1997
                                         -------------    ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period...    $   9.57       $  10.06    $   7.66    $   9.76    $   7.13     $  7.60
                                           --------       --------    --------    --------    --------     -------
Operations:
  Net investment income/(loss).........        0.03           0.03*         --        0.01*       0.02*       0.04
  Net realized and unrealized
     gains/(losses) on investments.....       (0.05)         (0.16)       2.40       (2.02)       3.14        1.39
                                           --------       --------    --------    --------    --------     -------
  Total from investment operations.....       (0.02)         (0.13)       2.40       (2.01)       3.16        1.43
                                           --------       --------    --------    --------    --------     -------
Dividends:
  Net investment income................          --          (0.03)         --**     (0.01)      (0.01)      (0.05)
  Net realized gains on investments....          --          (0.33)         --       (0.08)      (0.52)      (1.85)
                                           --------       --------    --------    --------    --------     -------
  Total to shareholders................          --          (0.36)         --       (0.09)      (0.53)      (1.90)
                                           --------       --------    --------    --------    --------     -------
Net asset value, end of period.........    $   9.55       $   9.57    $  10.06    $   7.66    $   9.76     $  7.13
                                           ========       ========    ========    ========    ========     =======
Total return***........................       (0.10)%        (1.26)%     31.36%     (20.56)%     44.95%      19.53%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......    $363,866       $408,148    $447,879    $445,476    $537,891     $82,116
  Net investment income net of
     waivers/reimbursements............        0.51%****      0.26%       0.02%       0.16%       0.19%       0.35%
  Expenses net of waivers/
     reimbursements....................        1.15%****      1.15%       1.15%       1.15%       1.15%       1.07%
  Portfolio turnover rate..............       47.92%        128.79%     141.78%     123.66%      77.70%     126.83%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Distribution per share was less than $0.005.

***  Total Return for periods less than one year is not annualized.

**** Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999        1998       1997(a)
                                         -------------   ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
ADVISER SHARES
Net asset value, beginning of period...     $ 9.53        $10.02      $ 7.65      $  9.75     $  7.14     $ 7.38
                                            ------        ------      ------      -------     -------     ------
Operations:
  Net investment income/(loss).........       0.02          0.01*         --           --*      (0.01)*     0.02
  Net realized and unrealized
     gains/(losses) on investments.....      (0.05)        (0.16)       2.37        (2.02)       3.14      (0.26)
                                            ------        ------      ------      -------     -------     ------
  Total from investment operations.....      (0.03)        (0.15)       2.37        (2.02)       3.13      (0.24)
                                            ------        ------      ------      -------     -------     ------
Dividends:
  Net investment income................         --         (0.01)         --**         --          --         --
  Net realized gains on investments....         --         (0.33)         --        (0.08)      (0.52)        --
                                            ------        ------      ------      -------     -------     ------
  Total to shareholders................         --         (0.34)         --        (0.08)      (0.52)        --
                                            ------        ------      ------      -------     -------     ------
Net asset value, end of period.........     $ 9.50        $ 9.53      $10.02      $  7.65     $  9.75     $ 7.14
                                            ======        ======      ======      =======     =======     ======
Total return***........................      (0.31)%       (1.43)%     31.00%      (20.70)%     44.50%     (3.25)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $8,773        $8,137      $7,884      $15,465     $17,448     $  208
  Net investment income/(loss) net of
     waivers/reimbursements............       0.30%****     0.07%      (0.16)%      (0.00)%     (0.06)%     0.46%****
  Expenses net of waivers/
     reimbursements....................       1.38%****     1.35%       1.31%        1.29%       1.40%      1.15%****
  Portfolio turnover rate..............      47.92%       128.79%     141.78%      123.66%      77.70%    126.83%

---------------

*    Calculated based on the average shares outstanding during the period.

**   Distribution per share was less than $0.005.

***  Total Return for periods less than one year is not annualized.

**** Annualized.

(a)   From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999        1998       1997(a)
                                         -------------   ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period...     $  9.50       $ 10.00     $  7.63     $  9.73     $  7.13     $ 8.49
                                            -------       -------     -------     -------     -------     ------
Operations:
  Net investment income/(loss).........        0.01         (0.01)*        --       (0.01)*     (0.02)*     0.07
  Net realized and unrealized
     gains/(losses) on investments.....       (0.04)        (0.14)       2.37       (2.01)       3.14       0.47
                                            -------       -------     -------     -------     -------     ------
  Total from investment operations.....       (0.03)        (0.15)       2.37       (2.02)       3.12       0.54
                                            -------       -------     -------     -------     -------     ------
Dividends:
  Net investment income................          --         (0.02)         --          --          --      (0.05)
  Net realized gains on investments....          --         (0.33)         --       (0.08)      (0.52)     (1.85)
                                            -------       -------     -------     -------     -------     ------
  Total to shareholders................          --         (0.35)         --       (0.08)      (0.52)     (1.90)
                                            -------       -------     -------     -------     -------     ------
Net asset value, end of period.........     $  9.47       $  9.50     $ 10.00     $  7.63     $  9.73     $ 7.13
                                            =======       =======     =======     =======     =======     ======
Total return**.........................       (0.32)%       (1.52)%     31.06%     (20.74)%     44.42%      6.84%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $67,768       $65,217     $11,400     $16,228     $33,724     $2,375
  Net investment income/(loss) net of
     waivers/reimbursements............        0.20%***     (0.13)%     (0.13)%     (0.15)%     (0.24)%     0.46%***
  Expenses net of waivers/
     reimbursements....................        1.47%***      1.43%       1.28%       1.42%       1.59%      1.15%***
  Portfolio turnover rate..............       47.92%       128.79%     141.78%     123.66%      77.70%    126.83%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999        1998       1997(a)
                                         -------------   ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period...     $  9.13       $ 11.81     $  9.11     $ 10.10     $ 10.13     $ 10.00
                                            -------       -------     -------     -------     -------     -------
Operations:
  Net investment income................        0.11*         0.11        0.15        0.12*       0.08*       0.02*
  Net realized and unrealized gains/
     (losses) on investments and
     foreign currency transactions.....       (1.56)        (1.28)       2.74       (1.02)       0.14        0.11
                                            -------       -------     -------     -------     -------     -------
  Total from investment operations.....       (1.45)        (1.17)       2.89       (0.90)       0.22        0.13
                                            -------       -------     -------     -------     -------     -------
Dividends:
  Net investment income................          --         (0.16)      (0.19)      (0.09)      (0.05)         --
  Net realized gains on investments and
     foreign currency
     transactions......................          --         (1.35)         --          --       (0.06)         --
  In excess of net realized gains on
     investments and foreign currency
     transactions......................          --            --          --          --       (0.14)         --
                                            -------       -------     -------     -------     -------     -------
  Total to shareholders................          --         (1.51)      (0.19)      (0.09)      (0.25)         --
                                            -------       -------     -------     -------     -------     -------
Net asset value, end of period.........     $  7.68       $  9.13     $ 11.81     $  9.11     $ 10.10     $ 10.13
                                            =======       =======     =======     =======     =======     =======
Total return**.........................      (15.88)%      (10.78)%     32.04%      (8.83)%      2.51%       1.30%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $30,273       $41,951     $44,628     $34,292     $39,218     $12,859
  Net investment income net of
     waivers/reimbursements............        2.43%***      0.99%       1.43%       1.29%       0.82%       0.11%***
  Expenses net of waivers/
     reimbursements....................        1.50%***      1.50%       1.50%       1.50%       1.50%       1.50%***
  Portfolio turnover rate..............       90.66%       148.53%     148.72%     111.05%      77.72%       6.71%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on September 23, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999        1998       1997(a)
                                         -------------   ---------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period...     $ 9.09        $11.77      $ 9.10      $10.09      $10.13      $10.04
                                            ------        ------      ------      ------      ------      ------
Operations:
  Net investment income................       0.07*         0.08        0.13        0.07*       0.06*       0.02*
  Net realized and unrealized
     gains/(losses) on investments and
     foreign currency
     transactions......................      (1.52)        (1.29)       2.71       (1.00)       0.14        0.07
                                            ------        ------      ------      ------      ------      ------
  Total from investment operations.....      (1.45)        (1.21)       2.84       (0.93)       0.20        0.09
                                            ------        ------      ------      ------      ------      ------
Dividends:
  Net investment income................         --         (0.12)      (0.17)      (0.06)      (0.04)         --
  Net realized gains on investments and
     foreign currency
     transactions......................         --         (1.35)         --          --       (0.06)         --
  In excess of net realized gains on
     investments and foreign currency
     transactions......................         --            --          --          --       (0.14)         --
                                            ------        ------      ------      ------      ------      ------
  Total to shareholders................         --         (1.47)      (0.17)      (0.06)      (0.24)         --
                                            ------        ------      ------      ------      ------      ------
Net asset value, end of period.........     $ 7.64        $ 9.09      $11.77      $ 9.10      $10.09      $10.13
                                            ======        ======      ======      ======      ======      ======
Total return**.........................     (15.95)%      (11.08)%     31.47%      (9.16)%      2.22%       0.90%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $9,644        $1,731      $1,650      $1,697      $1,375      $  185
  Net investment income net of
     waivers/reimbursements............       1.50%***      0.67%       1.14%       0.79%       0.61%       0.44%***
  Expenses net of waivers/
     reimbursements....................       1.81%***      1.81%       1.81%       1.95%       1.91%       1.50%***
  Portfolio turnover rate..............      90.66%       148.53%     148.72%     111.05%      77.72%       6.71%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on October 29, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999       1998(a)
                                         -------------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period...     $  8.11       $  7.42     $  8.99    $   9.97    $  10.00
                                            -------       -------     -------    --------    --------
Operations:
  Net investment income................        0.11*         0.34*       0.34        0.29*       0.10*
  Net realized and unrealized
     gains/(losses) on investments and
     securities sold short.............        1.24          0.78       (1.58)      (1.00)      (0.13)
                                            -------       -------     -------    --------    --------
  Total from investment operations.....        1.35          1.12       (1.24)      (0.71)      (0.03)
                                            -------       -------     -------    --------    --------
Dividends:
  Net investment income................          --         (0.43)      (0.33)      (0.27)         --
                                            -------       -------     -------    --------    --------
  Total to shareholders................          --         (0.43)      (0.33)      (0.27)         --
                                            -------       -------     -------    --------    --------
Net asset value, end of period.........     $  9.46       $  8.11     $  7.42    $   8.99    $   9.97
                                            =======       =======     =======    ========    ========
Total return**.........................       16.65%        15.96%     (14.13)%     (7.31)%     (0.30)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $73,485       $61,923     $74,401    $162,404    $168,080
  Net investment income net of
     waivers/reimbursements............        2.73%***      4.56%       2.82%       2.97%       3.31%***
  Expenses (including dividend expense)
     net of waivers/ reimbursements....        2.23%***      2.72%       3.04%       2.85%       2.75%***
  Expenses (excluding dividend expense)
     net of waivers/ reimbursements....        1.75%***      1.84%       2.00%       2.00%       2.00%***
  Portfolio turnover rate..............       64.90%       129.80%     139.22%     205.32%     232.93%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE
                                            MONTHS         YEAR        YEAR        YEAR       PERIOD
                                             ENDED         ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                             2001          2001        2000        1999       1998(a)
                                         -------------   ---------   ---------   ---------   ---------
                                          (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period...     $ 8.10        $ 7.41      $  8.98     $  9.96     $ 10.00
                                            ------        ------      -------     -------     -------
Operations:
  Net investment income................       0.10*         0.31*        0.32        0.25*       0.08*
  Net realized and unrealized
     gains/(losses) on investments
     and securities sold short.........       1.24          0.78        (1.59)      (1.00)      (0.12)
                                            ------        ------      -------     -------     -------
  Total from investment operations.....       1.34          1.09        (1.27)      (0.75)      (0.04)
                                            ------        ------      -------     -------     -------
Dividends:
  Net investment income................         --         (0.40)       (0.30)      (0.23)         --
                                            ------        ------      -------     -------     -------
  Total to shareholders................         --         (0.40)       (0.30)      (0.23)         --
                                            ------        ------      -------     -------     -------
Net asset value, end of period.........     $ 9.44        $ 8.10      $  7.41     $  8.98     $  9.96
                                            ======        ======      =======     =======     =======
Total return**.........................      16.54%        15.49%      (14.41)%     (7.66)%     (0.40)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000)......     $7,587        $3,952      $ 6,155     $37,387     $35,223
  Net investment income net of
     waivers/reimbursements............       2.49%***      4.23%        2.36%       2.53%       2.82%***
  Expenses (including dividend expense)
     net of waivers/ reimbursements....       2.51%***      3.04%        3.35%       3.31%       3.34%***
  Expenses (excluding dividend expense)
     net of waivers/ reimbursements....       2.05%***      2.16%        2.29%       2.45%       2.50%***
  Portfolio turnover rate..............      64.90%       129.80%      139.22%     205.32%     232.93%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX     FOR THE     FOR THE     FOR THE
                                                                MONTHS         YEAR        YEAR       PERIOD
                                                                 ENDED         ENDED       ENDED       ENDED
                                                             SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                                                 2001          2001        2000       1999(a)
                                                             -------------   ---------   ---------   ---------
                                                              (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period.......................     $  9.61       $ 11.05     $ 10.46     $ 10.00
                                                                -------       -------     -------     -------
Operations:
  Net investment income....................................        0.14*         0.53*       0.44        0.11
  Net realized and unrealized gains/(losses) on investments
     and securities sold short.............................        1.32         (1.12)       0.57        0.40
                                                                -------       -------     -------     -------
  Total from investment operations.........................        1.46         (0.59)       1.01        0.51
                                                                -------       -------     -------     -------
Dividends:
  Net investment income....................................          --         (0.85)      (0.42)      (0.05)
                                                                -------       -------     -------     -------
  Total to shareholders....................................          --         (0.85)      (0.42)      (0.05)
                                                                -------       -------     -------     -------
Net asset value, end of period.............................     $ 11.07       $  9.61     $ 11.05     $ 10.46
                                                                =======       =======     =======     =======
Total return**.............................................       15.19%        (4.79)%      9.82%       5.14%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)..........................     $12,589       $11,855     $27,835     $28,814
  Net investment income net of waivers/reimbursements......        2.95%***      5.19%       3.99%       3.15%***
  Expenses (including dividend expense) net of
     waivers/reimbursements................................        1.76%***      2.12%       2.27%       2.75%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements................................        1.25%***      1.25%       1.25%       1.25%***
  Portfolio turnover rate..................................      147.03%       399.02%     368.26%     145.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on October 19, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX     FOR THE     FOR THE     FOR THE
                                                                MONTHS         YEAR        YEAR       PERIOD
                                                                 ENDED         ENDED       ENDED       ENDED
                                                             SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                                                 2001          2001        2000       1999(a)
                                                             -------------   ---------   ---------   ---------
                                                              (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period.......................     $ 9.73        $10.99      $10.43      $10.00
                                                                ------        ------      ------      ------
Operations:
  Net investment income....................................       0.13*         0.50*       0.43        0.07
  Net realized and unrealized gains/(losses) on investments
     and securities sold short.............................       1.34         (1.10)       0.53        0.40
                                                                ------        ------      ------      ------
  Total from investment operations.........................       1.47         (0.60)       0.96        0.47
                                                                ------        ------      ------      ------
Dividends:
  Net investment income....................................         --         (0.66)      (0.40)      (0.04)
                                                                ------        ------      ------      ------
  Total to shareholders....................................         --         (0.66)      (0.40)      (0.04)
                                                                ------        ------      ------      ------
Net asset value, end of period.............................     $11.20        $ 9.73      $10.99      $10.43
                                                                ======        ======      ======      ======
Total return**.............................................      15.11%        (5.06)%      9.39%       4.71%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)..........................     $   66        $   24      $  904      $  539
  Net investment income net of waivers/reimbursements......       2.65%***      4.90%       3.72%       2.26%***
  Expenses (including dividend expense) net of
     waivers/reimbursements................................       2.06%***      2.41%       2.55%       2.77%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements................................       1.53%***      1.54%       1.52%       1.46%***
  Portfolio turnover rate..................................     147.03%       399.02%     368.26%     145.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Total Return for periods less than one year is not annualized.

*** Annualized.

(a)  From commencement of operations on November 11, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                      FOR THE
                                                                 FOR THE SIX           PERIOD
                                                                    MONTHS             ENDED
                                                                    ENDED            MARCH 31,
                                                              SEPTEMBER 30, 2001      2001(a)
                                                              ------------------    ------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $ 7.70             $10.00
                                                                    ------             ------
Operations:
  Net investment income.....................................          0.03               0.04
  Net realized and unrealized losses on investments.........         (0.62)             (2.31)
                                                                    ------             ------
  Total from investment operations..........................         (0.59)             (2.27)
                                                                    ------             ------
Dividends:
  Net investment income.....................................            --              (0.03)
                                                                    ------             ------
  Total to shareholders.....................................            --              (0.03)
                                                                    ------             ------
Net asset value, end of period..............................        $ 7.11             $ 7.70
                                                                    ======             ======
Total return*...............................................         (7.66)%           (22.71)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $3,840             $3,910
  Net investment income net of waivers/reimbursements.......          0.76%**            0.59%**
  Expenses net of waivers/reimbursements....................          0.75%**            0.75%**
  Portfolio turnover rate...................................         47.00%             88.81%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                      FOR THE
                                                                 FOR THE SIX           PERIOD
                                                                    MONTHS             ENDED
                                                                    ENDED            MARCH 31,
                                                              SEPTEMBER 30, 2001      2001(a)
                                                              ------------------    ------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $ 8.14             $10.00
                                                                    ------             ------
Operations:
  Net investment income.....................................          0.07               0.28
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................         (1.26)             (2.14)
                                                                    ------             ------
  Total from investment operations..........................         (1.19)             (1.86)
                                                                    ------             ------
Net asset value, end of period..............................        $ 6.95             $ 8.14
                                                                    ======             ======
Total return*...............................................        (14.72)%           (18.50)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $7,694             $9,071
  Net investment income net of waivers/reimbursements.......          1.81%**            4.20%**
  Expenses net of waivers/reimbursements....................          1.35%**            1.35%**
  Portfolio turnover rate...................................         56.98%             86.18%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                      FOR THE
                                                                 FOR THE SIX           PERIOD
                                                                    MONTHS             ENDED
                                                                    ENDED            MARCH 31,
                                                              SEPTEMBER 30, 2001      2001(a)
                                                              ------------------    ------------
                                                                 (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................        $ 8.13             $ 8.98
                                                                    ------             ------
Operations:
  Net investment income.....................................          0.04               0.27
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................         (1.26)             (1.12)
                                                                    ------             ------
  Total from investment operations..........................         (1.22)             (0.85)
                                                                    ------             ------
Net asset value, end of period..............................        $ 6.91             $ 8.13
                                                                    ======             ======
Total return*...............................................        (15.01)%            (9.47)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $   20             $   24
  Net investment income net of waivers/reimbursements.......          1.39%**           25.10%**
  Expenses net of waivers/reimbursements....................          1.60%**            1.60%**
  Portfolio turnover rate...................................         56.98%             86.18%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on December 5, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                      FOR THE
                                                                 FOR THE SIX           PERIOD
                                                                    MONTHS             ENDED
                                                                    ENDED            MARCH 31,
                                                              SEPTEMBER 30, 2001      2001(a)
                                                              ------------------    ------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................       $  9.43            $ 10.00
                                                                   -------            -------
Operations:
  Net investment income.....................................          0.22               0.22
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................          1.54              (0.58)
                                                                   -------            -------
  Total from investment operations..........................          1.76              (0.36)
                                                                   -------            -------
Dividends:
  Net investment income.....................................            --              (0.11)
  Net realized gains on investments and securities sold
     short..................................................            --              (0.10)
                                                                   -------            -------
  Total to shareholders.....................................            --              (0.21)
                                                                   -------            -------
Net asset value, end of period..............................       $ 11.19            $  9.43
                                                                   =======            =======
Total return*...............................................         18.66%             (3.56)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $11,903            $14,924
  Net investment income net of waivers/reimbursements.......          2.73%**            4.59%**
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          1.87%**            2.15%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          1.50%**            1.50%**
  Portfolio turnover rate...................................        131.70%            216.10%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on September 29, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG MULTI-STRATEGY MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE
                                                                 PERIOD
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                 2001(a)
                                                              -------------
                                                               (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................     $ 10.19
                                                                 -------
Operations:
  Net investment income.....................................        0.03
  Net realized and unrealized gains on investments and
     securities sold short..................................        0.97
                                                                 -------
  Total from investment operations..........................        1.00
                                                                 -------
Net asset value, end of period..............................     $ 11.19
                                                                 =======
Total return*...............................................        9.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $     6
  Net investment income net of waivers/reimbursements.......        1.91%**
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        2.26%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        1.75%**
  Portfolio turnover rate...................................      131.70%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on August 23, 2001 to September 30, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE
                                                                 PERIOD
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                 2001(a)
                                                              -------------
                                                               (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................    $  10.00
                                                                --------
Operations:
  Net investment income.....................................        0.01
  Net realized and unrealized losses on investments.........       (0.82)
                                                                --------
  Total from investment operations..........................       (0.81)
                                                                --------
Net asset value, end of period..............................    $   9.19
                                                                ========
Total return*...............................................       (8.10)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $  2,350
  Net investment income net of waivers/reimbursements.......        1.14%**
  Expenses net of waivers/reimbursements....................        1.15%**
  Portfolio turnover rate...................................        4.71%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on September 4, 2001 to September 30, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE
                                                                 PERIOD
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                 2001(a)
                                                              -------------
                                                               (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $10.00
                                                                 ------
Operations:
  Net investment income.....................................       0.02
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................      (1.11)
                                                                 ------
  Total from investment operations..........................      (1.09)
                                                                 ------
Net asset value, end of period..............................     $ 8.91
                                                                 ======
Total return*...............................................     (10.90)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $6,681
  Net investment income net of waivers/reimbursements.......       1.03%**
  Expenses net of waivers/reimbursements....................       1.25%**
  Portfolio turnover rate...................................      26.72%

---------------

*  Total Return for periods less than one year is not annualized.

**  Annualized.

(a) From commencement of operations on July 23, 2001 to September 30, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

Manager
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

Custodians
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02102

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105-2119

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(BRG-0043) (9/01)

           ---------------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

           ---------------------------------------------------------

                            AXA ROSENBERG U.S. SMALL
                              CAPITALIZATION FUND

                       AXA ROSENBERG INTERNATIONAL SMALL
                              CAPITALIZATION FUND

                           AXA ROSENBERG VALUE MARKET
                                  NEUTRAL FUND

                          AXA ROSENBERG SELECT SECTORS
                              MARKET NEUTRAL FUND

                             AXA ROSENBERG ENHANCED
                                    500 FUND

                          AXA ROSENBERG INTERNATIONAL
                                  EQUITY FUND

                          AXA ROSENBERG MULTI-STRATEGY
                              MARKET NEUTRAL FUND

                       AXA ROSENBERG U.S. DISCOVERY FUND

                          AXA ROSENBERG EUROPEAN FUND

                               SEMI-ANNUAL REPORT

                ------------------------------------------------

                               SEPTEMBER 30, 2001

                ------------------------------------------------